UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10385

                                                         Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                         Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                             Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:         949-219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Floating Rate Loan Fund ‘P’	3,126,576	$31,390,823
PL Inflation Managed Fund ‘P’	5,099,580	49,720,901
PL Managed Bond Fund ‘P’	15,971,329	176,163,756
PL Short Duration Bond Fund ‘P’	7,617,194	76,933,659
PL Emerging Markets Debt Fund ‘P’	2,091,510	22,316,411
PL Comstock Fund ‘P’	1,559,470	20,148,358
PL Growth LT Fund ‘P’	264,963	3,468,372
PL Large-Cap Growth Fund ‘P’	1,018,717	9,749,123
PL Large-Cap Value Fund ‘P’	1,720,213	21,726,289
PL Main Street Core Fund ‘P’	484,390	5,454,232
PL Mid-Cap Equity Fund ‘P’	746,968	7,417,389
PL Mid-Cap Growth Fund ‘P’	318,111	2,497,168
PL International Large-Cap Fund ‘P’	640,379	10,214,038
PL International Value Fund ‘P’	634,473	5,640,465
PL Currency Strategies Fund ‘P’ *	1,463,449	14,707,659
PL Global Absolute Return Fund ‘P’	2,928,681	29,345,387
PL Precious Metals Fund ‘P’	487,896	4,864,319

Total Affiliated Mutual Funds (Cost $467,019,532)		491,758,349

TOTAL INVESTMENTS - 99.8% (Cost $467,019,532)		491,758,349

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,134,708

NET ASSETS - 100.0%		$492,893,057

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	2,820,284	$28,315,648
PL Inflation Managed Fund ‘P’	3,771,492	36,772,049
PL Managed Bond Fund ‘P’	9,448,950	104,221,921
PL Short Duration Bond Fund ‘P’	5,186,213	52,380,756
PL Emerging Markets Debt Fund ‘P’	1,423,694	15,190,813
PL Comstock Fund ‘P’	2,173,967	28,087,655
PL Growth LT Fund ‘P’	349,454	4,574,346
PL Large-Cap Growth Fund ‘P’	1,431,320	13,697,733
PL Large-Cap Value Fund ‘P’	2,923,196	36,919,971
PL Main Street Core Fund ‘P’	2,042,060	22,993,591
PL Mid-Cap Equity Fund ‘P’	934,188	9,276,487
PL Mid-Cap Growth Fund ‘P’	588,610	4,620,591
PL Small-Cap Growth Fund ‘P’ *	501,651	5,979,678
PL Small-Cap Value Fund ‘P’	426,472	4,601,635
PL Emerging Markets Fund ‘P’	592,134	8,402,377
PL International Large-Cap Fund ‘P’	1,185,731	18,912,402
PL International Value Fund ‘P’	1,545,760	13,741,807
PL Currency Strategies Fund ‘P’ *	1,356,646	13,634,289
PL Global Absolute Return Fund ‘P’	2,715,045	27,204,747
PL Precious Metals Fund ‘P’	904,684	9,019,702

Total Affiliated Mutual Funds (Cost $422,387,352)		458,548,198

TOTAL INVESTMENTS - 100.1% (Cost $422,387,352)		458,548,198

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(605,645)

NET ASSETS - 100.0%		$457,942,553

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$491,758,349	$491,758,349	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$458,548,198	$458,548,198	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	4,573,170	$45,914,622
PL Inflation Managed Fund ‘P’	4,589,106	44,743,783
PL Managed Bond Fund ‘P’	16,518,559	182,199,711
PL Short Duration Bond Fund ‘P’	7,153,466	72,250,011
PL Emerging Markets Debt Fund ‘P’	3,253,788	34,717,919
PL Comstock Fund ‘P’	7,278,051	94,032,423
PL Growth LT Fund ‘P’	1,322,057	17,305,727
PL Large-Cap Growth Fund ‘P’	4,793,567	45,874,434
PL Large-Cap Value Fund ‘P’	9,158,238	115,668,549
PL Main Street Core Fund ‘P’	6,143,638	69,177,369
PL Mid-Cap Equity Fund ‘P’	4,230,623	42,010,088
PL Mid-Cap Growth Fund ‘P’	2,246,439	17,634,548
PL Small-Cap Growth Fund ‘P’ *	1,170,222	13,949,052
PL Small-Cap Value Fund ‘P’	3,780,915	40,796,071
PL Real Estate Fund ‘P’	1,841,115	23,879,268
PL Emerging Markets Fund ‘P’	3,241,415	45,995,673
PL International Large-Cap Fund ‘P’	4,727,024	75,396,030
PL International Value Fund ‘P’	5,902,093	52,469,603
PL Currency Strategies Fund ‘P’ *	4,567,869	45,907,087
PL Global Absolute Return Fund ‘P’	5,713,354	57,247,804
PL Precious Metals Fund ‘P’	2,284,320	22,774,675

Total Affiliated Mutual Funds (Cost $1,038,108,044)		1,159,944,447

TOTAL INVESTMENTS - 100.0% (Cost $1,038,108,044)		1,159,944,447

OTHER ASSETS & LIABILITIES, NET - 0.0%		166,243

NET ASSETS - 100.0%		$1,160,110,690

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	1,602,707	$15,626,394
PL Managed Bond Fund ‘P’	6,346,109	69,997,577
PL Short Duration Bond Fund ‘P’	1,157,744	11,693,214
PL Emerging Markets Debt Fund ‘P’	958,614	10,228,414
PL Comstock Fund ‘P’	5,260,685	67,968,050
PL Growth LT Fund ‘P’	1,071,726	14,028,889
PL Large-Cap Growth Fund ‘P’	4,309,573	41,242,618
PL Large-Cap Value Fund ‘P’	6,843,571	86,434,307
PL Main Street Core Fund ‘P’	6,031,283	67,912,250
PL Mid-Cap Equity Fund ‘P’	4,767,913	47,345,378
PL Mid-Cap Growth Fund ‘P’	2,536,939	19,914,974
PL Small-Cap Growth Fund ‘P’ *	1,326,674	15,813,954
PL Small-Cap Value Fund ‘P’	4,399,050	47,465,750
PL Real Estate Fund ‘P’	1,806,089	23,424,974
PL Emerging Markets Fund ‘P’	2,825,254	40,090,349
PL International Large-Cap Fund ‘P’	4,068,679	64,895,427
PL International Value Fund ‘P’	5,941,460	52,819,584
PL Currency Strategies Fund ‘P’ *	3,104,379	31,199,011
PL Global Absolute Return Fund ‘P’	3,882,894	38,906,602
PL Precious Metals Fund ‘P’	2,328,700	23,217,140

Total Affiliated Mutual Funds (Cost $689,120,813)		790,224,856

TOTAL INVESTMENTS - 100.0% (Cost $689,120,813)		790,224,856

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(96,656)

NET ASSETS - 100.0%		$790,128,200

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,159,944,447	$1,159,944,447	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$790,224,856	$790,224,856	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

PACIFIC LIFE FUNDS

PL ALTERNATIVE STRATEGIES FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

PL Managed Bond Fund ‘P’	645,142	$7,115,913
PL Comstock Fund ‘P’	1,669,111	21,564,919
PL Growth LT Fund ‘P’	358,592	4,693,966
PL Large-Cap Growth Fund ‘P’	1,343,510	12,857,387
PL Large-Cap Value Fund ‘P’	2,135,836	26,975,613
PL Main Street Core Fund ‘P’	1,872,181	21,080,761
PL Mid-Cap Equity Fund ‘P’	1,570,419	15,594,257
PL Mid-Cap Growth Fund ‘P’	1,090,981	8,564,199
PL Small-Cap Growth Fund ‘P’ *	848,786	10,117,527
PL Small-Cap Value Fund ‘P’	1,771,693	19,116,571
PL Real Estate Fund ‘P’	766,521	9,941,774
PL Emerging Markets Fund ‘P’	1,018,357	14,450,483
PL International Large-Cap Fund ‘P’	1,299,599	20,728,610
PL International Value Fund ‘P’	1,842,445	16,379,340
PL Currency Strategies Fund ‘P’ *	932,561	9,372,243
PL Global Absolute Return Fund ‘P’	1,166,414	11,687,468
PL Precious Metals Fund ‘P’	932,679	9,298,806

Total Affiliated Mutual Funds (Cost $195,384,502)		239,539,837

TOTAL INVESTMENTS - 100.2% (Cost $195,384,502)		239,539,837

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(512,198)

NET ASSETS - 100.0%		$239,027,639

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Income Fund ‘P’ *	146	$1,500
PL Inflation Managed Fund ‘P’	460	4,486
PL Real Estate Fund ‘P’	117	1,517
PL Emerging Markets Debt Fund ‘P’	141	1,500
PL Currency Strategies Fund ‘P’ *	743	7,463
PL Global Absolute Return Fund ‘P’	902	9,036
PL Precious Metals Fund ‘P’	463	4,616

Total Affiliated Mutual Funds (Cost $30,000)		30,118

TOTAL INVESTMENTS - 100.0% (Cost $30,000)		30,118

OTHER ASSETS & LIABILITIES, NET - 0.0%		—

NET ASSETS - 100.0%		$30,118

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Aggressive Fund
Assets	Affiliated Mutual Funds	$239,539,837	$239,539,837	$—	$—

PL Alternative Strategies Fund
Assets	Affiliated Mutual Funds	$30,118	$30,118	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Consumer Discretionary - 1.0%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	27,061	$1,032,829

Total Common Stocks (Cost $671,651)		1,032,829

	Principal Amount

SENIOR LOAN NOTES - 93.2%

Consumer Discretionary - 32.0%

99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	$991,259	1,003,824
Advantage Sales & Marketing Inc (1st Lien) 5.250% due 12/18/17 §	663,962	670,395
Affinion Group Inc Tranche B 6.500% due 07/16/15 §	1,075,713	986,774
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	498,735	499,981
Allison Transmission Inc Term B-3 4.250% due 08/23/19 §	597,253	603,972
AMC Entertainment Inc Term B-3 4.750% due 02/07/18 §	990,000	999,366
Ascend Learning LLC (1st Lien) 6.500% due 05/23/17 §	498,740	500,486
ASP HHI Acquisition Co Inc 6.000% due 10/05/18 §	1,000,000	1,015,000
Asurion LLC (1st Lien) 5.500% due 05/24/18 §	1,067,738	1,079,972
Audio Visual Services Group Inc (1st Lien) 6.750% due 11/09/18 §	150,000	147,750
Bass Pro Group LLC 4.000% due 11/16/19 §	175,000	175,365
Brickman Group Holdings Inc Tranche B-1 5.500% due 10/14/16 §	250,000	254,375
Burger King Corp Tranche B 3.750% due 09/28/19 §	224,438	226,261
Caesars Entertainment Operating Co Inc Term B-6 5.458% due 01/28/18 §	600,000	537,450
Cequel Communications LLC 4.000% due 02/14/19 §	545,875	549,211
Charter Communications Operating LLC Term C 3.470% due 09/06/16 §	254,651	256,321
Term D 4.000% due 05/15/19 §	99,250	100,165
Chrysler Group LLC Term B 6.000% due 05/25/17 §	1,034,250	1,058,377
Clear Channel Communication Inc Tranche B 3.862% due 01/29/16 §	492,133	409,086
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/16/18 §	495,849	497,708
David’s Bridal Inc (Initial) 5.000% due 10/11/19 §	75,000	75,297
Education Management LLC Tranche C-2 4.313% due 06/01/16 §	497,293	403,429
Tranche C-3 8.250% due 03/30/18 §	298,376	249,641
Endurance Business Media Inc (1st Lien) 6.250% due 11/09/19 §	250,000	250,625
Equinox Holdings (1st Lien) due 11/16/19 µ	150,000	151,500

	Principal Amount	Value
Federal-Mogul Corp Tranche B 2.148% due 12/27/14 §	$640,259	$589,438
Tranche C 2.148% due 12/28/15 §	326,663	300,734
FoxCo Acquisition Sub LLC (Initial) 5.500% due 07/14/17 §	149,625	151,932
General Nutrition Centers Inc Tranche B 3.750% due 03/02/18 §	1,123,977	1,128,895
Genpact Ltd 4.250% due 08/30/19 §	175,000	176,969
Getty Images Inc (Initial) 4.750% due 10/18/19 §	575,000	576,527
Go Daddy Operating Co LLC Tranche B-1 5.500% due 12/17/18 §	469,805	471,175
Gray Television Inc (Initial) 4.750% due 10/12/19 §	250,000	251,719
Harbor Freight Tools USA Inc (Initial) 5.500% due 11/14/17 §	149,625	151,371
Interactive Data Corp Term B 4.500% due 02/11/18 §	479,027	482,168
J Crew Group Inc 4.500% due 03/07/18 §	496,222	498,944
Jo-Ann Stores Inc 4.750% due 03/16/18 §	978,982	984,286
Landry’s Inc Term B 6.500% due 04/19/18 §	472,184	478,086
Language Line LLC Tranche B 6.250% due 06/20/16 §	601,661	600,157
Laureate Education Inc (Extended) 5.250% due 06/15/18 §	487,519	485,386
MGM Resorts International Term B 4.250% due 12/13/19 §	300,000	303,656
Michaels Stores Inc Term B-3 4.813% due 07/31/16 §	463,828	468,632
National Vision Inc 7.000% due 08/02/18 §	74,438	75,554
Ollie’s Holdings Inc 6.250% due 09/28/19 §	250,000	252,031
Orbitz Worldwide Inc 3.212% due 07/25/14 §	447,166	431,142
OSI Restaurant Group 4.800% due 10/28/19 §	325,000	328,622
Petco Animal Supplies Inc 4.500% due 11/24/17 §	490,000	494,244
Pilot Travel Centers LLC Tranche B (First Amendment) 4.250% due 08/07/19 §	149,625	150,965
(Refinancing) 3.750% due 03/30/18 §	411,800	414,502
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	74,438	75,089
RGIS Services LLC Tranche C 5.500% due 10/18/17 §	198,500	200,485
Sabre Inc (Non-Extended Initial) 2.212% due 09/30/14 §	227,770	227,983
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	291,141	293,778
Serta Simmons Holdings LLC 5.000% due 10/01/19 §	200,000	200,569
Six Flags Theme Parks Inc Tranche B 4.000% due 12/20/18 §	507,722	510,940
SRAM LLC (1st Lien) 4.782% due 06/07/18 §	493,119	495,584
Standard Aero Ltd Tranche B-1 6.250% due 11/02/18 §	86,009	87,299
Tranche B-2 6.250% due 11/02/18 §	38,893	39,477

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
SymphonyIRI Group Inc 5.000% due 12/01/17 §	$493,750	$495,293
Tempur-Pedic International Inc Term B due 11/30/19 µ	225,000	228,141
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	932,863
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	925,000	927,954
Travelport LLC (Extended Delayed Draw) 5.105% due 08/23/15 §	494,329	475,791
Tribune Co Term B due 12/17/19 µ	225,000	225,028
TWCC Holding Corp 4.250% due 02/11/17 §	734,303	743,175
Univision Communications Inc (Extended 1st Lien) 4.462% due 03/31/17 §	879,400	866,690
Veyance Technologies Inc (2nd Lien) due 07/31/15 µ	500,000	482,500
Visant Corp Tranche B 5.250% due 12/22/16 §	501,811	455,895
VWR Funding Inc (Extended) 4.462% due 04/03/17 §	357,326	359,336
(Non-Extended) 2.712% due 06/30/14 §	357,326	357,922
Weight Watchers International Inc Term F 4.000% due 03/15/19 §	173,688	175,153
Wendy’s International Inc 4.750% due 05/15/19 §	997,500	1,008,900
WMG Acquisition Corp (Initial) 5.250% due 11/01/18 §	75,000	75,969
Zuffa LLC (Initial) 2.250% due 06/19/15 §	976,744	968,605

		33,859,885

Consumer Staples - 7.3%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	150,000	151,969
Blue Buffalo Co Ltd (Initial) 6.500% due 08/08/19 §	575,000	580,750
Clearwater Seafoods Ltd Partnership Term B 6.750% due 06/06/18 §	498,750	500,932
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	475,757	477,442
Dole Food Co Inc Tranche B-2 5.033% due 07/08/18 §	353,974	355,364
Tranche C-2 5.018% due 07/08/18 §	633,427	635,916
JBS USA LLC (Initial) 4.250% due 05/25/18 §	987,500	987,500
KIK Custom Products Inc (2nd Lien) 5.313% due 12/01/14 §	500,000	400,000
Reynolds Group Holdings 4.750% due 09/28/18 §	997,500	1,011,159
Rite Aid Corp Tranche2 1.970% due 06/04/14 §	939,321	935,094
Tranche5 4.500% due 03/03/18 §	192,911	192,790
Spectrum Brands Inc Term B 4.500% due 12/17/19 §	425,000	429,217
US Foods Inc (Extended) 5.750% due 03/31/17 §	1,000,000	1,005,625

		7,663,758

	Principal Amount	Value
Energy - 3.5%

Arch Coal Inc 5.750% due 05/16/18 §	$399,188	$404,249
CITGO Petroleum Corp Term B 8.000% due 06/24/15 §	151,786	153,209
Crestwood Holdings LLC 9.750% due 03/26/18 §	143,775	146,171
Energy Transfer Equity LP 3.750% due 03/24/17 §	325,000	328,021
Frac Tech Services Term B 8.500% due 04/29/16 §	346,743	289,314
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	816,047	820,127
Patriot Coal Corp 9.250% due 10/02/13 §	100,000	100,750
Plains Exploration & Production Co 4.000% due 11/30/19 §	250,000	251,146
Samson Investment Co (Initial 2nd Lien) 6.000% due 09/25/18 §	100,000	101,063
Sheridan Investment Partners I LLC Tranche B-2 5.000% due 10/01/19 §	246,612	249,926
Sheridan Production Partners I-A LP Tranche B-2 5.000% due 10/01/19 §	32,678	33,117
Sheridan Production Partners I-M LP Tranche B-2 5.000% due 10/01/19 §	19,960	20,228
Tallgrass Operations LLC 5.250% due 11/13/18 §	275,000	278,438
Tervita Corp Series A 6.500% due 11/14/14 §	496,250	496,663

		3,672,422

Financials - 5.2%

Alliant Holdings I LLC (Initial) 4.593% due 12/20/19 §	250,000	250,700
American Capital Ltd 5.500% due 08/22/16 §	150,000	152,625
Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	149,250	150,183
Citco III Ltd 5.500% due 06/29/18 §	492,500	498,041
CNO Financial Group Inc Tranche B-2 5.000% due 09/28/18 §	119,746	120,818
Compass Investors Inc (Initial) 5.250% due 12/27/19 §	275,000	274,771
Cunningham Lindsay Inc (Initial 1st Lien) 5.000% due 12/10/19 §	300,000	303,000
First Data Corp Term B-1 (Non-Extended) 2.961% due 09/24/14 §	12,034	12,047
Term 2018 4.211% due 03/23/18 §	223,620	213,480
Term 2018-B 5.211% due 09/24/18 §	150,000	147,469
Harbourvest Partners LP 4.750% due 11/21/17 §	500,000	503,750
HUB International Ltd (Initial Extended) 4.712% due 06/13/17 §	951,288	961,989
LPL Holdings Inc (Initial) Tranche A 2.712% due 03/29/17 §	96,250	96,290
Tranche B 4.000% due 03/29/19 §	297,750	299,983
Nuveen Investments Inc (Additional) 5.811% due 05/15/17 §	75,000	75,375
(1st Lien) (Extended) 5.811% due 05/13/17 §	808,260	813,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
SOPHOS Term B 6.500% due 05/10/19 §	$497,500	$498,744
TCW Group Term B due 12/28/19 µ	75,000	75,188

		5,448,270

Health Care - 14.8%

Alere Inc Term B 4.750% due 06/30/17 §	792,000	796,879
Alliance Imaging Inc (Initial) 7.250% due 06/01/16 §	366,273	362,152
Aptalis Pharma Inc Term B-1 5.500% due 02/10/17 §	491,128	494,403
AssuraMed Holding Inc (Initial 1st Lien) 5.500% due 10/24/19 §	100,000	101,094
Aveta Inc MSO 10.000% due 12/30/17 §	63,158	62,842
Biomet Inc Term B-1 4.007% due 07/25/17 §	1,024,543	1,032,223
CHS / Community Health Systems Inc (Extended) 3.811% due 01/25/17 §	638,054	642,788
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	375,000	378,436
DJO Finance LLC Tranche B-2 (Extended) 5.212% due 11/01/16 §	270,111	271,574
Tranche B-3 6.250% due 09/15/17 §	174,125	175,649
Drumm Investors LLC 5.000% due 05/04/18 §	497,420	468,819
Emergency Medical Services Corp (Initial) 5.250% due 05/25/18 §	458,321	462,332
Grifols Inc Tranche B 4.500% due 06/01/17 §	761,639	770,049
HCA Inc Tranche B-3 3.462% due 05/01/18 §	581,925	584,159
Health Management Associates Inc Term B 4.500% due 11/16/18 §	1,163,250	1,174,047
Hologic Inc Tranche B 4.500% due 08/01/19 §	224,438	227,407
IMS Health Inc Tranche B 4.500% due 08/26/17 §	562,509	566,946
InVentiv Health Inc (Consolidated) 6.500% due 08/04/16 §	264,629	254,705
Kinetic Concepts Inc Term C-1 5.500% due 05/04/18 §	700,000	708,750
MedAssets Inc Term B 4.000% due 12/11/19 §	75,000	75,094
MMM Holdings Inc 10.000% due 10/26/17 §	86,842	86,408
MultiPlan Inc Term B 4.750% due 08/26/17 §	558,680	562,870
One Call Medical Inc (Initial) 7.003% due 08/19/19 §	100,000	100,500
Par Pharmaceutical Cos Inc Term B 5.000% due 09/30/19 §	124,688	124,856
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	990,000	1,007,016
Quintiles Transnational Holdings Inc Term B-2 4.500% due 06/08/18 §	919,688	927,160
Radnet Management Inc Tranche B 5.503% due 10/10/18 §	200,000	201,000
RPI Finance Trust 3.500% due 05/09/18 §	417,183	421,180
Select Medical Corp Term A 2.938% due 02/17/16 §	236,927	237,520
TriZetto Group Inc 4.750% due 05/02/18 §	494,975	493,614

	Principal Amount	Value
Truven Holding Corp Tranche B 5.750% due 06/06/19 §	$199,499	$200,122
Valeant Pharmaceuticals International Tranche B Series C 4.250% due 12/11/19 §	225,000	226,800
Series D 4.250% due 02/13/19 §	498,750	502,283
Warner Chilcott Co LLC Term B-1 (Additional) 4.250% due 03/15/18 §	145,341	146,443
Term B-2 4.250% due 03/15/18 §	191,353	192,805
Warner Chilcott Corp Term B-1 4.250% due 03/15/18 §	382,706	385,610
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	263,110	265,107

		15,691,642

Industrials - 8.7%

ADS Waste Holdings Inc 5.250% due 10/09/19 §	225,000	228,094
Alpha Topco Ltd (Facility B2) 6.000% due 04/30/19 §	272,941	277,376
BakerCorp International Inc 5.000% due 06/01/18 §	498,737	502,686
Bombardier Recreational Products Inc Term B-2 4.510% due 06/28/16 §	492,621	497,548
Brand Energy & Infrastructure Services Inc Term B-1 (1st Lien) 6.250% due 10/23/18 §	80,444	79,614
Term B-2 (1st Lien) 5.750% due 10/23/16 §	19,306	19,168
Colfax Corp Term B (Facility) 4.500% due 01/11/19 §	643,500	650,237
Delos Aircraft Inc 4.750% due 04/12/16 §	100,000	101,250
Flying Fortress Inc 5.000% due 06/30/17 §	425,000	428,188
Grede LLC Term B 7.012% due 04/03/17 §	515,000	517,575
Husky Injection Molding Systems Ltd 5.750% due 07/02/18 §	465,532	472,514
IG Investments Holdings LLC Tranche B (1st Lien) 6.000% due 10/31/19 §	100,000	100,250
John Maneely Co 4.750% due 04/01/17 §	989,940	1,002,314
KAR Auction Services Inc 5.000% due 05/19/17 §	320,125	323,526
Metaldyne Co LLC Term B 6.000% due 12/18/18 §	175,000	176,750
Monitronics International Inc 5.500% due 03/23/18 §	124,375	125,774
Pelican Products Inc (1st Lien) 7.000% due 07/11/18 §	248,750	245,019
Rexnord LLC Term B 4.500% due 04/01/18 §	1,014,769	1,025,234
Sensata Technologies BV 4.000% due 05/10/18 §	345,625	347,872
Sequa Corp (Initial) 5.250% due 05/28/17 §	200,000	201,667
Silver II Borrower SCA (Initial) 5.000% due 12/13/19 §	250,000	252,522
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	150,000	149,250
Swift Transportation Co LLC Tranche B-1 3.959% due 12/21/16 §	375,000	377,156
Tranche B-2 5.000% due 12/21/17 §	235,423	238,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Tank Holding Corp Term B 5.500% due 07/06/19 §	$146,451	$147,549
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	225,000	225,633
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	494,989	499,320

		9,212,182

Information Technology - 7.8%

Aeroflex Inc Tranche B 5.750% due 05/09/18 §	438,528	443,462
Aspect Software Inc Tranche B 7.000% due 05/07/16 §	446,004	450,464
Booz Allen Hamilton Inc Tranche B (Initial) 4.500% due 07/31/19 §	100,000	101,313
CompuCom Systems Inc Term B 6.500% due 09/19/18 §	250,000	251,563
Dealer Computer Services Inc Tranche B 3.750% due 04/21/18 §	153,929	154,987
DG Fastchannel Inc (Initial) 5.750% due 07/26/18 §	470,593	447,063
Eagle Parent Inc Term B 5.000% due 05/16/18 §	468,865	472,967
Expert Global Solutions Inc Term B (Advanced 1st Lien) 8.000% due 04/03/18 §	273,625	275,164
Freescale Semiconductor Inc Tranche B-1 4.464% due 12/01/16 §	483,911	475,846
Infor (US) Inc Tranche B-2 5.250% due 04/05/18 §	696,504	704,231
Kronos Inc (Initial 1st Lien) 5.500% due 10/30/19 §	200,000	202,375
Novell Inc (1st Lien) 7.250% due 11/22/17 §	433,125	437,920
NXP BV Term B (Incremental) 5.250% due 03/19/19 §	173,688	175,461
Tranche A-2 5.500% due 03/03/17 §	74,063	75,671
Tranche C 4.750% due 01/10/20 §	125,000	125,742
Rocket Software Inc 5.750% due 02/19/18 §	495,000	496,856
Rovi Solutions Corp Tranche B-2 4.000% due 03/29/19 §	99,250	98,133
RP Crown Parent LLC Term B 6.750% due 12/10/18 §	325,000	325,058
Sophia LP (Initial) 6.250% due 07/19/18 §	145,387	147,431
Spansion LLC 5.250% due 12/10/18 §	100,000	100,937
SSI Investments II Ltd 5.000% due 05/26/17 §	487,517	492,393
SunGard Data Systems Inc Tranche B 3.866% due 02/28/16 §	512,043	515,557
Tranche C 3.963% due 02/28/17 §	174,571	175,825
Vertafore Inc (1st Lien) 5.250% due 07/29/16 §	498,729	504,963
Wall Street Systems Delaware Inc (1st Lien) 5.750% due 10/25/19 §	150,000	150,750
Web.com Group Inc Term B 5.500% due 10/27/17 §	474,583	479,033

		8,281,165

	Principal Amount	Value
Materials - 7.0%

Arizona Chemicals 7.250% due 12/22/17 §	$118,091	$120,217
BWay Holding Co (Initial) 4.500% due 08/06/17 §	250,000	251,615
Essar Steel Algoma Inc 8.750% due 09/20/14 §	498,750	497,503
Fairmount Minerals Ltd Tranche B 5.250% due 03/15/17 §	375,952	375,347
FMG Resources August 2006 Property Ltd (Australia) 5.250% due 10/02/17 §	723,188	730,476
Hexion Specialty Chemicals Inc Tranche C-1B 4.000% due 05/05/15 §	675,262	676,950
Tranche C-2B 4.063% due 05/05/15 §	289,180	289,903
Ineos US Finance LLC 6.500% due 05/04/18 §	967,688	979,633
John Henry Holdings Inc (1st Lien) 6.000% due 12/06/18 §	75,000	75,656
Noranda Aluminum Term B 5.750% due 02/28/19 §	124,063	125,071
Novelis Inc 4.000% due 03/10/17 §	980,002	989,557
PQ Corp 5.250% due 05/08/17 §	150,000	150,975
Trinseo Materials Operating SCA 8.000% due 08/02/17 §	242,500	237,726
Tronox Pigments BV (Netherlands) (Delayed Draw Term Loan) 4.250% due 02/08/18 §	21,321	21,541
Term B 4.250% due 02/08/18 §	78,179	79,058
United Central Industrial Supply Co LLC 7.500% due 09/21/18 §	150,000	144,750
Univar Inc Term B 5.000% due 06/30/17 §	833,000	832,768
Walter Energy Inc Term B 5.750% due 04/02/18 §	815,701	823,348

		7,402,094

Telecommunication Services - 3.9%

Cricket Communications Inc 4.750% due 10/01/19 §	500,000	504,063
Greeneden U.S. Holdings II LLC 6.750% due 01/31/19 §	49,625	50,307
Intelsat Jackson Holdings SA Tranche B-1 4.500% due 04/02/18 §	928,105	936,724
MetroPCS Wireless Inc Tranche B-3 4.000% due 03/18/18 §	613,624	616,180
SBA Finance Communications Corp 3.750% due 06/30/18 §	73,875	74,152
Syniverse Holdings Inc (Initial) 5.000% due 04/23/19 §	248,750	250,927
Telesat Canada Term B (Canada) 4.250% due 03/28/19 §	522,375	526,946
UPC Financing Partnership (Facility X) 3.714% due 12/31/17 §	1,000,000	999,250
West Corp Term B-6 5.750% due 06/30/18 §	124,375	126,163

		4,084,712

Utilities - 3.0%

Calpine Corp 4.500% due 04/01/18 §	1,130,125	1,143,132
Dynergy Power LLC 9.250% due 08/05/16 §	432,478	450,858

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
LS Power Funding Corp due 06/28/19 µ	$350,000	$355,688
LSP Madison Funding LLC 5.500% due 06/28/19 §	149,625	152,056
NRG Energy Inc Term B 4.000% due 07/01/18 §	517,125	523,387
Texas Competitive Electric Holdings Co LLC (Extended) 4.746% due 10/10/17 §	500,000	336,696
The AES Corp (Initial) 4.250% due 06/01/18 §	230,464	233,263

		3,195,080

Total Senior Loan Notes (Cost $97,704,344)		98,511,210

	Shares
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,999,896	5,999,896

Total Short-Term Investment (Cost $5,999,896)		5,999,896

TOTAL INVESTMENTS - 99.9% (Cost $104,375,891)		105,543,935

OTHER ASSETS & LIABILITIES, NET - 0.1%		86,381

NET ASSETS - 100.0%		$105,630,316

Notes to Schedule of Investments

(a)	Restricted securities as of December 31, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	$671,651	$1,032,829	1.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,032,829	$—	$1,032,829	$—
	Senior Loan Notes	98,511,210	—	98,511,210	—
	Short-Term Investment	5,999,896	5,999,896	—	—

	Total	$105,543,935	$5,999,896	$99,544,039	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.1%

Energy - 0.1%

Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	$100,000	$117,350

Financials - 2.3%

Ally Financial Inc 3.510% due 02/11/14 §	700,000	715,134
American International Group Inc 8.175% due 05/15/68 §	200,000	261,500
Credit Agricole Home Loan SFH (France) 1.069% due 07/21/14 § ~	400,000	400,823
The Goldman Sachs Group Inc 0.497% due 02/04/13 §	EUR 1,500,000	1,980,085

		3,357,542

Health Care - 0.4%

HCA Inc 7.250% due 09/15/20	$600,000	667,500

Industrials - 0.3%

International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	107,250
6.750% due 09/01/16 ~	100,000	112,750
7.125% due 09/01/18 ~	200,000	233,000

		453,000

Total Corporate Bonds & Notes (Cost $4,428,107)		4,595,392

MORTGAGE-BACKED SECURITIES - 3.6%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Large Loan Trust 2.509% due 11/15/15 " § ~	915,482	916,026
European Loan Conduit (Ireland) 0.342% due 05/15/19 " § ~	EUR 277,653	346,333
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	$110,000	126,281
Morgan Stanley Capital I Trust 5.833% due 06/11/49 " §	100,000	118,294

		1,506,934

Collateralized Mortgage Obligations - Residential - 2.6%

Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	22,101	22,314
2.320% due 08/25/35 " §	41,657	42,315
2.570% due 03/25/35 " §	77,870	78,800
2.793% due 03/25/35 " §	22,621	22,824
Citigroup Mortgage Loan Trust Inc
2.270% due 09/25/35 " §	38,191	37,948
2.340% due 09/25/35 " §	31,560	31,136
Countrywide Home Loan Mortgage Pass-Through Trust
0.550% due 06/25/35 " § ~	26,691	22,931
4.262% due 01/19/34 " §	100,272	101,613
Fannie Mae
0.560% due 07/25/37 " §	439,789	442,475
0.590% due 07/25/37 " §	380,474	383,234
0.650% due 05/25/36 " §	328,489	331,229
0.655% due 02/25/37 " §	92,377	93,168
0.890% due 02/25/41 " §	538,889	543,993
GSR Mortgage Loan Trust 2.660% due 09/25/35 " §	64,770	65,247
JP Morgan Mortgage Trust 5.124% due 06/25/35 " §	235,642	239,620

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust 2.444% due 12/25/34 " §	$180,714	$184,443
New York Mortgage Trust Inc 2.989% due 05/25/36 " §	592,629	499,218
Residential Accredit Loans Inc 0.390% due 06/25/46 " §	144,425	66,197
Structured Asset Mortgage Investments Inc 0.420% due 05/25/46 " §	131,920	75,201
Wells Fargo Mortgage Backed Securities Trust 2.665% due 10/25/35 " §	440,265	436,208

		3,720,114

Total Mortgage-Backed Securities (Cost $4,941,195)		5,227,048

ASSET-BACKED SECURITIES - 3.9%

AMMC V Ltd CLO (Cayman) 0.544% due 08/08/17 " § ~	126,305	125,405
Ares VIR Ltd CLO (Cayman) 0.538% due 03/12/18 " § ~	347,535	342,678
Asset Backed Funding Certificates 0.930% due 06/25/35 " §	277,144	275,227
Freddie Mac Structured Pass-Through Securities 0.490% due 09/25/31 " §	2,273	2,106
Harvest SA CLO (Luxembourg) 0.936% due 03/29/17 " §	EUR 111,212	145,209
Hillmark Funding CDO (Cayman) 0.562% due 05/21/21 " § ~	$1,100,000	1,061,058
Katonah VI Ltd CLO (Cayman) 0.629% due 09/20/16 " § ~	42,738	42,707
Park Place Securities Inc 0.890% due 12/25/34 " §	219,404	218,598
Plymouth Rock Ltd Inc CLO (Cayman) 1.810% due 02/16/19 " § ~	226,328	226,211
SLM Student Loan Trust
0.443% due 12/15/23 " §	EUR 1,692,228	2,156,764
0.453% due 09/15/21 " § ~	634,098	833,273
Wood Street BV CLO (Netherlands) 0.696% due 03/29/21 " § ~	179,378	231,624

Total Asset-Backed Securities (Cost $5,735,624)		5,660,860

U.S. TREASURY OBLIGATIONS - 105.2%

U.S. Treasury Inflation Protected Securities - 105.2%

0.125% due 04/15/17 ^	$6,619,860	7,091,009
0.125% due 01/15/22 ^ ‡	24,255,578	26,352,547
0.125% due 07/15/22 ^ ‡	11,762,988	12,765,495
0.500% due 04/15/15 ^	4,376,381	4,568,530
0.625% due 07/15/21 ^ ‡	14,214,809	16,158,243
0.750% due 02/15/42 ^ ‡	1,330,124	1,459,082
1.250% due 04/15/14 ^	2,732,550	2,818,798
1.250% due 07/15/20 ^	12,940,418	15,354,621
1.625% due 01/15/15 ^	10,418,470	11,072,062
1.750% due 01/15/28 ^	5,079,182	6,578,333
1.875% due 07/15/13 ^	8,816,290	8,962,314
1.875% due 07/15/15 ^	713,550	778,215
2.000% due 01/15/14 ^	438,169	452,409
2.000% due 07/15/14 ^	2,822,514	2,979,516
2.000% due 01/15/16 ^	5,710,803	6,334,531
2.500% due 01/15/29 ^	6,787,683	9,678,815
2.625% due 07/15/17 ^	2,343,831	2,809,850
3.375% due 04/15/32 ^	195,482	322,377
3.625% due 04/15/28 ^	386,154	612,899
3.875% due 04/15/29 ^	10,482,051	17,379,805

		154,529,451

Total U.S. Treasury Obligations (Cost $149,840,530)		154,529,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 10.8%

Australian Government (Australia) 4.000% due 08/20/20 ^	AUD 400,000	$801,457
Canada Housing Trust No. 1 (Canada) 2.450% due 12/15/15 ~	CAD 1,200,000	1,243,105
Canadian Government (Canada) 1.500% due 12/01/44 ^	105,704	140,535
3.000% due 12/01/36 ^	355,932	583,425
4.250% due 12/01/21 ^	1,470,840	2,083,973
Instituto De Credito Oficial (Spain) 1.934% due 03/25/14 § ~	EUR 1,600,000	2,066,177
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16 ^	1,114,040	1,494,836
2.100% due 09/15/17 ^	633,518	846,502
2.100% due 09/15/21 ^	644,244	808,451
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 200,000	247,885
2.750% due 11/20/25 ^	1,800,000	2,437,500
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^	GBP 506,465	896,349
1.250% due 11/22/32 ^	113,090	234,526
1.875% due 11/22/22 ^	716,400	1,491,826
2.500% due 07/26/16 ^ ~	100,000	558,404

Total Foreign Government Bonds & Notes (Cost $15,415,230)		15,934,951

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	$95,000	76,122
Tobacco Settlement Financing Corp of RI ‘A’ 6.000% due 06/01/23	50,000	50,093

Total Municipal Bonds (Cost $135,383)		126,215

PURCHASED OPTIONS - 0.0%

(See Note (f) in Notes to Schedule of Investments) (Cost $86,445)		30,488

SHORT-TERM INVESTMENTS - 2.4%

U.S. Treasury Bills - 0.2%

0.165% due 11/14/13 ‡	280,000	279,656

	Principal Amount	Value
Repurchase Agreement - 1.8%

JPMorgan Chase & Co 0.250% due 01/02/13 (Dated 12/31/12, repurchase price of $2,700,038; collateralized by a U.S. Treasury Notes; 1.875% due 08/31/17 and value $2,868,726)	$2,700,000	$2,700,000

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	515,905	515,905

Total Short-Term Investments (Cost $3,495,498)		3,495,561

TOTAL INVESTMENTS - 129.1% (Cost $184,078,012)		189,599,966

OTHER ASSETS & LIABILITIES, NET - (29.1%)		(42,753,511)

NET ASSETS - 100.0%		$146,846,455

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of December 31, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eurodollar (03/16)	44	$44,000,000	$11,642
U.S. Treasury 10-Year Notes (03/13)	5	500,000	(3,091)

Total Futures Contracts			$8,551

(c)	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount
BNP	0.290%	11/28/12	01/28/13	$7,294,332	$7,290,750

(d)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the nine-month period ended December 31, 2012 was $4,863,964 at a weighted average interest rate of 0.250%. The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2012 was $23,192,262 at a weighted average interest rate of 0.020%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	602,000	USD	626,746	01/13	HSB	($2,091)
BRL	45,921	USD	21,914	02/13	BRC	407
BRL	1,591,971	USD	771,154	02/13	HSB	2,664
BRL	275,899	USD	131,132	02/13	MSC	2,976
BRL	56,707	USD	26,971	02/13	UBS	593
CNY	2,318,616	USD	367,743	02/13	BRC	3,463
EUR	135,000	USD	178,731	03/13	UBS	(414)
MXN	2,626,700	USD	200,000	04/13	DUB	1,447
MXN	2,584,300	USD	195,731	04/13	HSB	2,463
MXN	149,407	USD	11,432	04/13	JPM	27
USD	85,751	AUD	82,000	01/13	BRC	665
USD	4,040,203	AUD	3,910,000	01/13	JPM	(16,942)
USD	30,590	AUD	29,000	01/13	RBS	499
USD	4,140,542	CAD	4,091,000	03/13	CIT	34,761
USD	354,847	CNY	2,260,910	02/13	JPM	(7,119)
USD	10,902,688	EUR	8,442,000	03/13	RBS	(251,318)
USD	3,118,726	GBP	1,939,000	03/13	DUB	(30,387)
USD	45,236	GBP	28,000	03/13	RBS	(239)

Total Forward Foreign Currency Contracts						($258,545)

(f)	Purchased options outstanding as of December 31, 2012 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$30,488

Total Purchased Options						$86,445	$30,488

(g)	Transactions in written options for the nine-month period ended December 31, 2012 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2012	—	—	45,400,000	$419,828
Call Options Written	9	—	21,000,000	66,315
Put Options Written	9	600,000	28,000,000	152,909
Call Options Closed	(9)	—	(8,200,000)	(43,125)
Put Options Closed	(9)	—	(1,200,000)	(14,525)
Call Options Expired	—	—	(17,900,000)	(46,730)
Put Options Expired	—	—	(26,800,000)	(110,850)

Outstanding, December 31, 2012	—	600,000	40,300,000	$423,822

(h)	Premiums received and value of written options outstanding as of December 31, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($3,881)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(594)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(1,664)

						$28,450	($6,139)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	DUB	$4,000,000	$9,550	($4,028)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	JPM	1,600,000	3,680	(1,611)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	03/18/13	GSC	400,000	1,025	(1,150)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	2,200,000	25,960	(86,339)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	6,500,000	76,925	(255,093)

						117,140	(348,221)

Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	DUB	4,000,000	9,550	(1,239)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	JPM	1,600,000	4,160	(496)
Put - OTC 7-Year Interest Rate Swap	Pay	1.650%	03/18/13	GSC	400,000	1,075	(842)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	2,200,000	41,360	(126)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	6,500,000	126,500	(372)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	900,000	8,398	(7)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(10,714)

	Based on 3-Month EUR-LIBOR
Put - OTC 10-Year Interest Rate Swap	Pay	2.150%	01/07/13	DUB	EUR 600,000	3,189	—

						278,232	(13,796)

						$395,372	($362,017)

Total Written Options						$423,822	($368,156)

(i)	Swap agreements outstanding as of December 31, 2012 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Starwood Hotels & Resorts Worldwide Inc	1.000%	03/20/13	DUB	0.162%	$300,000	($651)	$5,065	($5,716)
Societe Generale SA	1.000%	06/20/14	BRC	0.450%	1,200,000	(10,143)	46,690	(56,833)

						($10,794)	$51,755	($62,549)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	06/20/15	BRC	0.604%	$800,000	$8,076	($6,842)	$14,918
Brazilian Government	1.000%	06/20/15	HSB	0.604%	700,000	7,066	(7,024)	14,090
Japanese Government	1.000%	12/20/15	GSC	0.435%	800,000	13,659	17,678	(4,019)
Japanese Government	1.000%	06/20/16	HSB	0.507%	1,000,000	17,366	(489)	17,855

						$46,167	$3,323	$42,844

Total Credit Default Swaps						$35,373	$55,078	($19,705)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC BRL-CDI Compounded	HSB	Pay	8.825%	01/02/15	BRL 6,500,000	$76,691	$39,932	$36,759
OTC France CPI Excluding Tobacco	CIT	Pay	2.000%	07/25/16	EUR 500,000	4,470	1,405	3,065
OTC BRL-CDI Compounded	UBS	Pay	8.150%	01/02/17	BRL 5,900,000	(9,551)	—	(9,551)
OTC BRL-CDI Compounded	MSC	Pay	8.220%	01/02/17	9,400,000	(6,566)	(499)	(6,067)
OTC BRL-CDI Compounded	GSC	Pay	8.300%	01/02/17	4,300,000	3,293	5,534	(2,241)
OTC US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	$4,100,000	4,935	984	3,951
OTC US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	4,573	3,520	1,053
OTC US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	3,129	(2,517)	5,646
CME-3-Month USD-LIBOR	CME	Receive	1.400%	01/04/18	1,900,000	(292)	—	(292)
CME-3-Month USD-LIBOR	CME	Receive	1.500%	01/04/18	4,000,000	(8,458)	—	(8,458)
OTC US CPI Urban Consumers NSA	CIT	Receive	2.500%	07/15/22	500,000	8,110	3,815	4,295
OTC US CPI Urban Consumers NSA	DUB	Receive	2.500%	07/15/22	3,100,000	50,281	39,506	10,775
CME-3-Month USD-LIBOR	CME	Receive	2.500%	12/19/42	2,200,000	138,192	89,075	49,117

Total Interest Rate Swaps						$268,807	$180,755	$88,052

Total Swap Agreements						$304,180	$235,833	$68,347

(j)	As of December 31, 2012, investments with total aggregate values of $60,595, $214,508 and $7,263,077 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, swap contracts and reverse repurchase agreements, respectively.

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$4,595,392	$ —	$4,595,392	$ —
	Mortgage-Backed Securities	5,227,048	—	5,227,048	—
	Asset-Backed Securities	5,660,860	—	5,660,860	—
	U.S. Treasury Obligations	154,529,451	—	154,529,451	—
	Foreign Government Bonds & Notes	15,934,951	—	15,934,951	—
	Municipal Bonds	126,215	—	126,215	—
	Short-Term Investments	3,495,561	515,905	2,979,656	—
	Derivatives:
	Credit Contracts
	Swaps	46,167	—	46,167	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	49,965	—	49,965	—
	Interest Rate Contracts
	Futures	11,642	11,642	—	—
	Purchased Options	30,488	—	30,488	—
	Swaps	293,674	—	293,674	—

	Total Interest Rate Contracts	335,804	11,642	324,162	—

	Total Assets - Derivatives	431,936	11,642	420,294	—

	Total Assets	190,001,414	527,547	189,473,867	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(10,794)	—	(10,794)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(308,510)	—	(308,510)	—
	Interest Rate Contracts
	Futures	(3,091)	(3,091)	—	—
	Written Options	(368,156)	—	(362,017)	(6,139)
	Swaps	(24,867)	—	(24,867)	—

	Total Interest Rate Contracts	(396,114)	(3,091)	(386,884)	(6,139)

	Total Liabilities - Derivatives	(715,418)	(3,091)	(706,188)	(6,139)

	Total Liabilities	(715,418)	(3,091)	(706,188)	(6,139)

	Total	$189,285,996	$524,456	$188,767,679	($6,139)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae	8,000	$20,400

Total Preferred Stocks (Cost $200,000)		20,400

CONVERTIBLE PREFERRED STOCKS -0.7%

Financials - 0.7%

Wells Fargo & Co 7.500%	3,000	3,675,000

Total Convertible Preferred Stocks (Cost $2,111,827)		3,675,000

	Principal Amount

CORPORATE BONDS & NOTES - 20.4%

Consumer Discretionary - 0.2%

General Motors Co-Escrow Receipt 8.375% due 07/05/33 Ω +	EUR 200,000	—
Volkswagen International Finance NV 0.918% due 04/01/14 § ~	$995,000	998,517

		998,517

Consumer Staples - 0.4%

Anheuser-Busch InBev Worldwide Inc 0.863% due 01/27/14 §	1,300,000	1,307,202
Kraft Foods Group Inc 6.125% due 08/23/18 ~	517,000	633,917
Mondelez International Inc 6.125% due 02/01/18	183,000	222,839
Reynolds American Inc 7.625% due 06/01/16	100,000	119,704

		2,283,662

Energy - 0.6%

AK Transneft OJSC (Ireland) 8.700% due 08/07/18 ~	100,000	129,900
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	232,747
Gazprom OAO (Luxembourg) 8.146% due 04/11/18 ~	300,000	371,550
NGPL PipeCo LLC 7.119% due 12/15/17 ~	500,000	547,500
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	200,000	215,250
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	97,000	109,368
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	900,000	1,016,798
5.875% due 03/01/18	400,000	459,799
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	200,000	243,500

		3,326,412

Financials - 15.2%

Ally Financial Inc
3.709% due 06/20/14 §	4,600,000	4,728,662
4.500% due 02/11/14	500,000	515,625
7.500% due 09/15/20	200,000	242,250
8.300% due 02/12/15	600,000	669,750
American Express Bank FSB 5.500% due 04/16/13	600,000	608,725

	Principal Amount	Value
American Express Co 4.875% due 07/15/13	$200,000	$204,683
American International Group Inc
5.450% due 05/18/17	100,000	115,042
5.850% due 01/16/18	800,000	947,526
6.250% due 03/15/87	1,000,000	1,072,500
ANZ International Ltd (New Zealand) 6.200% due 07/19/13 ~	300,000	307,954
Banco Santander Brasil SA (Brazil)
2.408% due 03/18/14 § ~	600,000	596,922
4.250% due 01/14/16 ~	300,000	311,298
Banco Santander Chile (Chile) 1.921% due 01/19/16 § ~	1,000,000	977,500
Bank of America Corp
1.733% due 01/30/14 §	1,200,000	1,210,344
4.500% due 04/01/15	1,900,000	2,026,217
4.875% due 01/15/13	100,000	100,135
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	100,000	112,893
Bank of Montreal (Canada)
1.950% due 01/30/18 ~	300,000	312,689
2.850% due 06/09/15 ~	100,000	105,675
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	200,000	205,945
Banque PSA Finance SA (France) 2.205% due 04/04/14 § ~	600,000	592,697
Barclays Bank PLC (United Kingdom) 10.179% due 06/12/21 ~	720,000	984,164
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,237,000
BM&FBOVESPA SA (Brazil) 5.500% due 07/16/20 ~	100,000	114,000
BNP Paribas SA (France) 1.250% due 01/10/14 §	1,000,000	1,003,293
BPCE SA (France)
2.375% due 10/04/13 ~	100,000	101,069
9.000% § ±	EUR 300,000	421,736
CIT Group Inc 5.250% due 04/01/14 ~	$100,000	104,000
Citigroup Inc
1.458% due 11/30/17 §	EUR 500,000	621,469
2.310% due 08/13/13 §	$200,000	201,951
5.500% due 04/11/13	700,000	707,260
5.500% due 10/15/14	1,000,000	1,073,301
Commonwealth Bank of Australia (Australia) 0.763% due 07/12/13 § ~	1,600,000	1,603,731
Credit Agricole Home Loan SFH (France) 1.069% due 07/21/14 § ~	1,400,000	1,402,881
Credit Agricole SA (France) 5.136% § ~ ±	GBP 300,000	399,811
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	$300,000	304,656
Daimler Finance North America LLC 1.510% due 09/13/13 § ~	400,000	402,309
Dexia Credit Local SA (France) 0.793% due 04/29/14 § ~	800,000	789,295
1.084% due 09/18/13 § ~	EUR 1,600,000	2,113,605
Export Credit Bank of Turkey (Turkey) 5.875% due 04/24/19 ~	$200,000	228,300
Ford Motor Credit Co LLC
7.000% due 04/15/15	500,000	558,769
8.700% due 10/01/14	200,000	224,996
General Electric Capital Corp 6.875% due 01/10/39	200,000	272,088
HBOS PLC (United Kingdom) 1.011% due 09/06/17 §	8,100,000	7,009,108
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	202,123

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	$1,700,000	$1,789,979
5.500% due 03/25/15 ~	600,000	634,604
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	100,000	104,132
Intesa Sanpaolo SPA (Italy) 2.712% due 02/24/14 § ~	500,000	499,581
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,399,607
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ~ ±	$1,100,000	1,274,489
Macquarie Bank Ltd (Australia) 3.300% due 07/17/14 ~	5,300,000	5,533,963
Merrill Lynch & Co Inc 6.875% due 04/25/18	900,000	1,085,749
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	300,000	303,779
Morgan Stanley 5.950% due 12/28/17	1,900,000	2,153,164
National Australia Bank Ltd (Australia) 1.067% due 04/11/14 § ~	1,600,000	1,610,435
Nationwide Building Society (United Kingdom) 6.250% due 02/25/20 ~	300,000	354,543
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,980
Nordea Eiendomskreditt AS (Norway) 0.771% due 04/07/15 § ~	900,000	899,695
Nykredit Realkredit AS (Denmark)
1.319% due 04/01/38 §	DKK 697,384	125,355
1.319% due 10/01/38 §	892,087	160,984
Principal Life Income Funding Trusts 5.300% due 04/24/13	$100,000	101,439
Qatari Diar Finance QSC (Qatar) 5.000% due 07/21/20 ~	200,000	234,500
RCI Banque SA (France) 2.217% due 04/11/14 § ~	1,300,000	1,299,912
Realkredit Danmark AS (Denmark)
1.420% due 01/01/38 §	DKK 3,126,668	565,891
Russian Railways (Ireland) 5.739% due 04/03/17	$500,000	561,250
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	4,926,981
Sberbank of Russia (Luxembourg) 6.125% due 02/07/22 ~	$500,000	572,500
SLM Corp
3.244% due 10/01/14 § ^	100,000	99,427
5.000% due 10/01/13	2,600,000	2,674,750
6.250% due 01/25/16	100,000	109,250
8.000% due 03/25/20	400,000	459,000
8.450% due 06/15/18	600,000	705,000
Springleaf Finance Corp 4.125% due 11/29/13 ~	EUR 1,000,000	1,314,715
SSIF Nevada LP 1.040% due 04/14/14 § ~	$3,300,000	3,319,533
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,049,560
Stone Street Trust 5.902% due 12/15/15 ~	700,000	766,784
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	300,000	345,674
The Bear Stearns Cos LLC 6.400% due 10/02/17	400,000	480,741
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ~ ±	300,000	342,205
The Goldman Sachs Group Inc 6.750% due 10/01/37	1,200,000	1,361,030
The Royal Bank of Scotland Group PLC (United Kingdom) 7.640% § ±	500,000	455,000
UBS AG (Switzerland) 5.875% due 12/20/17	700,000	833,804

	Principal Amount	Value
Vnesheconombank PLC (Ireland)
5.375% due 02/13/17 ~	$200,000	$219,500
5.450% due 11/22/17 ~	100,000	111,500
Wachovia Corp 0.503% due 08/01/13 §	300,000	300,444

		82,287,376

Health Care - 0.2%

AbbVie Inc 1.072% due 11/06/15 § ~	1,200,000	1,214,692

Industrials - 1.3%

Caterpillar Inc 0.482% due 05/21/13 §	1,400,000	1,401,593
International Lease Finance Corp
5.625% due 09/20/13	255,000	262,331
5.750% due 05/15/16	100,000	105,883
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	200,000	211,750
United Technologies Corp 0.581% due 12/02/13 §	5,100,000	5,115,137

		7,096,694

Information Technology - 0.3%

Hewlett-Packard Co 0.592% due 05/24/13 §	1,600,000	1,595,523

Materials - 1.2%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	3,600,000	3,807,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	787,500
CSN Resources SA (Luxembourg) 6.500% due 07/21/20 ~	600,000	654,000
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	467,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	696,000
Vale Overseas Ltd (Cayman) 6.875% due 11/10/39	100,000	125,555

		6,537,055

Telecommunication Services - 0.6%

AT&T Inc 6.300% due 01/15/38	200,000	256,660
Deutsche Telekom International Finance BV (Netherlands) 6.500% due 04/08/22	GBP 900,000	1,835,286
Verizon Communications Inc 0.920% due 03/28/14 §	$900,000	905,603

		2,997,549

Utilities - 0.4%

CMS Energy Corp 5.050% due 02/15/18	1,000,000	1,130,624
Electricite de France (France) 5.500% due 01/26/14 ~	200,000	210,100
Entergy Corp 3.625% due 09/15/15	500,000	523,543

		1,864,267

Total Corporate Bonds & Notes (Cost $105,168,591)		110,201,747

SENIOR LOAN NOTES - 0.4%

Financials - 0.4%

Springleaf Finance Corp (Initial) 5.500% due 05/10/17 §	2,000,000	1,991,876

Total Senior Loan Notes (Cost $1,992,644)		1,991,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 48.1%

Collateralized Mortgage Obligations - Commercial - 1.2%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 " §	$100,000	$116,790
5.700% due 06/11/50 "	200,000	239,239
Commercial Mortgage Pass-Through Certificates
5.467% due 09/15/39 "	900,000	1,024,842
5.688% due 03/15/39 " §	100,000	113,112
European Loan Conduit (Ireland) 0.342% due 05/15/19 " § ~	EUR 34,707	43,292
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	$400,000	462,238
JPMorgan Chase Commercial Mortgage Securities Corp 4.070% due 11/15/43 " ~	500,000	565,950
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	600,000	718,234
Merrill Lynch Floating Trust 0.751% due 07/09/21 " § ~	402,234	400,707
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	500,000	588,851
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,700,000	1,954,053
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	600,000	690,664

		6,917,972

Collateralized Mortgage Obligations - Residential - 3.7%

Arran Residential Mortgages Funding PLC (United Kingdom)
1.390% due 11/19/47 " § ~	EUR 1,019,153	1,349,606
1.591% due 05/16/47 " § ~	1,000,000	1,347,424
Banc of America Funding Corp 2.619% due 05/25/35 " §	$118,034	122,867
Banc of America Mortgage Trust 3.123% due 07/25/33 " §	57,081	58,293
BCAP LLC Trust 5.430% due 03/26/37 " § ~	100,000	83,000
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/35 " §	53,407	54,250
2.470% due 10/25/35 " §	353,473	342,308
2.756% due 08/25/33 " §	138,980	142,379
2.793% due 03/25/35 " §	99,798	100,692
3.074% due 01/25/35 " §	1,380,663	1,312,282
Bear Stearns Alt-A Trust
2.960% due 05/25/35 " §	57,978	53,222
2.964% due 11/25/36 " §	90,864	58,855
3.001% due 09/25/35 " §	68,353	53,999
Chase Mortgage Finance Corp 5.769% due 09/25/36 " §	259,133	245,099
Chevy Chase Funding Corp 0.460% due 08/25/35 " § ~	67,584	53,676
Citigroup Mortgage Loan Trust Inc
2.340% due 09/25/35 " §	63,121	62,271
2.550% due 10/25/35 " §	110,052	106,243
Countrywide Alternative Loan Trust 3.003% due 06/25/37 " §	365,374	274,465
Countrywide Home Loan Mortgage Pass-Through Trust
0.530% due 03/25/35 " §	31,067	23,725
0.550% due 06/25/35 " § ~	133,455	114,653
Credit Suisse First Boston Mortgage Securities Corp
0.839% due 03/25/32 " § ~	5,001	4,515
6.000% due 11/25/35 "	110,102	85,907
Downey Saving and Loan Association Mortgage Loan Trust 0.390% due 04/19/47 " § Ω	379,767	95,775

	Principal Amount	Value
Fannie Mae
0.410% due 10/27/37 " §	$3,400,000	$3,384,360
0.520% due 04/25/37 " §	137,221	137,959
0.660% due 09/25/35 " §	273,782	276,367
1.625% due 11/25/23 " §	210,625	216,214
4.250% due 07/25/17 "	4,390	4,390
4.500% due 10/25/17 “	16,447	16,572
Freddie Mac
1.360% due 10/25/44 " §	45,517	45,551
1.535% due 07/25/44 " §	241,486	247,662
8.000% due 04/15/30 "	236,186	279,662
Granite Master Issuer PLC (United Kingdom)
0.330% due 12/20/54 " § ~	EUR 561,734	731,085
0.390% due 12/20/54 " § ~	903,598	1,176,014
0.471% due 12/20/54 " §	$448,993	441,584
Granite Mortgages PLC (United Kingdom)
0.585% due 01/20/44 " § ~	EUR 29,615	38,730
0.909% due 01/20/44 " § ~	GBP 29,969	48,276
0.898% due 09/20/44 " § ~	163,273	261,941
Harborview Mortgage Loan Trust
0.380% due 12/19/36 " §	$614,214	379,289
0.400% due 01/19/38 " §	197,848	153,500
0.430% due 05/19/35 " §	35,041	27,682
JPMorgan Mortgage Trust
4.963% due 02/25/35 " §	24,831	25,280
5.279% due 07/25/35 " §	325,847	327,721
5.750% due 01/25/36 "	53,045	51,585
Mellon Residential Funding Corp 0.689% due 06/15/30 " §	9,275	9,198
Merrill Lynch Mortgage Investors Inc
0.420% due 02/25/36 " §	46,955	40,995
2.484% due 11/25/35 " §	3,291,670	3,248,319
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	247,037	257,994
Residential Accredit Loans Inc
0.390% due 06/25/46 " §	96,283	44,131
6.000% due 06/25/36 "	253,037	195,588
Residential Asset Securitization Trust 0.610% due 05/25/33 " §	9,718	9,209
Structured Asset Mortgage Investments Inc 0.430% due 05/25/36 " §	206,574	136,832
Structured Asset Securities Corp
2.832% due 08/25/32 " §	24,364	24,301
2.859% due 10/28/35 " § ~	58,354	53,781
Washington Mutual Mortgage Pass-Through Certificates
0.520% due 01/25/45 " §	26,270	25,730
0.530% due 01/25/45 " §	26,997	25,404
1.565% due 08/25/42 " §	4,645	4,462
2.261% due 02/27/34 " §	8,133	8,285
2.511% due 09/25/46 " §	97,288	84,827
5.146% due 02/25/37 " §	546,977	518,514
Wells Fargo Mortgage-Backed Securities Trust
2.625% due 12/25/34 " §	105,278	108,929
2.627% due 03/25/36 " §	671,841	641,137
2.723% due 04/25/36 " §	79,141	73,609
4.500% due 11/25/18 "	10,684	10,728

		19,938,903

Fannie Mae - 42.2%

1.360% due 10/01/44 " §	43,761	44,381
2.175% due 09/01/35 " §	173,057	184,752
2.310% due 08/01/22 "	500,000	510,706
2.492% due 11/01/34 " §	146,440	158,517
2.500% due 05/01/27 "	4,872,090	5,099,962
2.500% due 10/01/27 "	1,990,396	2,083,488
2.655% due 12/01/35 " §	29,898	31,310
2.817% due 11/01/32 " §	158,356	168,920
2.870% due 09/01/27 "	500,000	493,521
3.000% due 09/01/21 "	5,067,956	5,353,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
3.000% due 09/01/26 "	$5,141,977	$5,432,981
3.000% due 02/01/27 "	3,692,247	3,903,513
3.000% due 04/01/27 "	1,146,307	1,211,897
3.000% due 01/17/28 "	34,600,000	36,530,033
3.000% due 06/01/42 "	102,346	107,380
3.000% due 08/01/42 "	2,807,351	2,945,439
3.500% due 08/01/26 "	64,273	68,242
3.500% due 09/01/26 "	69,529	73,822
3.500% due 11/01/26 "	449,428	477,176
3.500% due 02/01/27 "	293,306	311,415
3.500% due 01/17/28 "	32,000,000	33,954,998
3.500% due 02/14/28 "	1,000,000	1,060,469
3.500% due 01/14/43 "	21,000,000	22,395,351
4.000% due 07/01/25 "	383,157	410,525
4.000% due 09/01/25 "	576,742	617,937
4.000% due 12/01/25 "	170,533	182,714
4.000% due 06/01/26 "	144,310	154,663
4.000% due 01/17/28 "	6,000,000	6,426,562
4.000% due 02/14/28 "	1,000,000	1,070,156
4.000% due 11/01/40 "	719,459	772,247
4.000% due 12/01/40 "	175,670	188,449
4.000% due 03/01/41 "	434,184	466,176
4.000% due 04/01/41 "	452,301	485,629
4.000% due 04/01/41 "	167,385	179,666
4.000% due 09/01/41 "	849,602	928,134
4.000% due 01/14/43 "	20,000,000	21,443,750
4.491% due 12/01/36 " §	17,154	18,157
4.500% due 07/01/18 "	638,301	688,581
4.500% due 04/01/19 "	98,761	106,540
4.500% due 06/01/24 "	385,020	414,446
4.500% due 08/01/24 "	801,444	862,696
4.500% due 01/01/25 "	111,743	120,283
4.500% due 06/01/25 "	923,481	996,802
4.500% due 06/01/26 "	110,629	119,135
4.500% due 04/01/29 "	3,889,923	4,215,469
4.500% due 09/01/39 "	3,630,536	3,924,164
4.500% due 03/01/40 "	4,931,348	5,345,592
4.500% due 10/01/40 "	7,404,894	8,026,921
4.500% due 02/01/41 "	111,203	120,753
4.500% due 03/01/41 "	78,701	85,459
4.500% due 05/01/41 "	2,763,665	3,001,001
4.500% due 05/01/41 "	4,527,973	4,916,822
4.500% due 05/01/41 "	2,963,299	3,212,222
4.500% due 06/01/41 "	6,307,547	6,849,221
4.500% due 08/01/41 "	173,754	188,675
5.000% due 03/01/34 "	543,547	591,168
5.000% due 12/01/34 "	14,508	15,773
5.000% due 03/01/35 "	305,523	333,242
5.000% due 08/01/40 "	17,430	18,971
5.000% due 01/14/43 "	1,000,000	1,083,282
5.000% due 02/12/43 "	16,000,000	17,335,004
5.500% due 12/01/20 "	6,554	7,102
5.500% due 07/01/21 "	28,297	30,660
5.500% due 08/01/21 "	85,265	91,400
5.500% due 10/01/21 "	170,773	185,039
5.500% due 12/01/21 "	8,493	9,202
5.500% due 04/01/22 "	140,082	151,521
5.500% due 05/01/22 "	232,024	253,763
5.500% due 05/01/22 "	338,629	366,282
5.500% due 07/01/22 "	29,162	31,543
5.500% due 06/01/23 "	122,668	132,685
5.500% due 06/01/23 "	41,162	45,096
5.500% due 09/01/23 "	159,742	172,787
5.500% due 02/01/24 "	43,404	47,608
5.500% due 01/01/28 "	739,942	805,125
5.500% due 11/01/32 "	372,651	409,613
5.500% due 01/01/34 "	19,262	21,172
5.500% due 02/01/34 "	74,773	82,189
5.500% due 03/01/34 "	12,985	14,208
5.500% due 04/01/34 "	4,701	5,174

	Principal Amount	Value
5.500% due 02/01/35 "	$112,863	$123,494
5.500% due 07/01/36 "	84,909	92,906
5.500% due 09/01/36 "	96,139	105,674
5.500% due 11/01/36 "	24,814	27,154
5.500% due 01/01/37 "	351,457	382,363
5.500% due 02/01/38 "	348,755	379,423
5.500% due 03/01/38 "	536,614	583,130
5.500% due 08/01/39 "	35,333	38,705
5.500% due 02/12/43 "	1,000,000	1,087,031
6.000% due 09/01/22 "	31,975	34,937
6.000% due 01/01/23 "	21,169	23,130
6.000% due 01/14/43 "	1,000,000	1,092,344
6.000% due 02/01/33 "	26,262	29,281
6.000% due 12/01/35 "	63,775	70,280
6.000% due 06/01/36 "	8,031	8,794
6.000% due 06/01/36 "	36,192	39,629
6.000% due 07/01/36 "	7,327	8,023
6.000% due 08/01/36 "	6,061	6,726
6.000% due 09/01/36 "	140,259	153,579
6.000% due 09/01/36 "	32,991	36,124
6.000% due 09/01/36 "	14,333	15,694
6.000% due 10/01/36 "	9,854	10,789
6.000% due 10/01/36 "	207,863	227,603
6.000% due 11/01/36 "	6,481	7,151
6.000% due 11/01/36 "	110,007	120,454
6.000% due 12/01/36 "	77,320	84,663
6.000% due 03/01/37 "	8,610	9,427
6.000% due 04/01/37 "	8,275	9,061
6.000% due 06/01/37 "	9,002	9,857
6.000% due 07/01/37 "	12,447	13,629
6.000% due 07/01/37 "	30,650	33,561
6.000% due 09/01/37 "	286,327	319,782
6.000% due 09/01/37 "	5,365	5,875
6.000% due 12/01/38 "	611,934	669,336
6.000% due 12/01/38 "	530,606	579,835
6.000% due 01/01/39 "	8,394	9,185
6.500% due 03/01/17 "	26,402	28,629

		227,857,874

Freddie Mac - 1.0%

2.375% due 11/01/31 " §	6,765	7,213
2.384% due 04/01/32 " §	23,154	24,511
2.457% due 09/01/35 " §	23,094	24,361
2.740% due 06/01/35 " §	237,841	253,320
2.995% due 09/01/35 " §	148,614	159,210
4.500% due 09/01/41 "	610,764	659,223
5.500% due 03/01/23 "	14,842	16,154
5.500% due 04/01/38 "	700,611	760,688
5.500% due 06/01/38 "	194,557	210,085
5.500% due 06/01/38 "	435,108	469,834
5.500% due 07/01/38 "	193,135	208,670
5.500% due 12/01/38 "	176,777	194,212
5.500% due 01/01/39 "	1,308,931	1,414,215
5.500% due 03/01/39 "	702,274	758,323
5.500% due 05/01/40 "	52,873	57,126
6.000% due 12/01/22 "	24,310	26,433
6.000% due 03/01/23 "	68,617	74,951

		5,318,529

Total Mortgage-Backed Securities (Cost $257,008,049)		260,033,278

ASSET-BACKED SECURITIES - 4.3%

Argent Securities Inc 1.030% due 02/25/34 " §	1,490,697	1,284,817
Asset Backed Funding Certificates Trust 0.910% due 06/25/34 " §	115,216	106,112
AUTO ABS SRL (Italy) 0.343% due 10/25/20 " § ~	EUR 223,917	295,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust
0.410% due 12/25/36 " §	$500,000	$375,600
3.025% due 10/25/36 " §	148,966	111,872
CIT Mortgage Loan Trust 1.460% due 10/25/37 " § ~	4,670,844	4,516,480
Citibank Omni Master Trust 2.959% due 08/15/18 " § ~	3,200,000	3,330,110
Countrywide Asset-Backed Certificates
0.310% due 08/25/37 " §	3,422,914	3,354,629
0.560% due 05/25/46 " § ~	2,886,968	2,512,127
Duane Street I Ltd CLO (Cayman) 0.562% due 11/08/17 " § ~	1,881,545	1,867,771
Galaxy Ltd CLO (Cayman) 0.610% due 04/17/17 " § ~	313,818	312,005
Halcyon Structured Asset Management Long/Secured Short Ltd CLO (Cayman) 0.537% due 08/07/21 " § ~	2,406,226	2,368,783
Hillmark Funding CDO (Cayman) 0.562% due 05/21/21 " § ~	1,100,000	1,061,058
HSBC Home Equity Loan Trust 0.361% due 03/20/36 " §	453,300	447,145
Long Beach Mortgage Loan Trust 0.770% due 10/25/34 " §	18,554	16,517
Park Place Securities Inc 0.470% due 09/25/35 " §	138,718	134,600
Securitized Asset-Backed Receivables LLC 0.340% due 05/25/37 " § Ω	130,651	73,350
United States Small Business Administration 4.754% due 08/10/14 "	19,864	20,384
Wind River Ltd CLO (Cayman) 0.639% due 12/19/16 " § ~	500,897	496,467
Wood Street BV CLO (Netherlands) 0.602% due 11/22/21 " § ~	EUR 469,895	603,390

Total Asset-Backed Securities (Cost $22,717,890)		23,288,629

U.S. GOVERNMENT AGENCY ISSUES - 11.5%

Fannie Mae
0.875% due 08/28/17	$3,900,000	3,915,709
0.875% due 12/20/17	400,000	401,268
1.125% due 04/27/17	1,900,000	1,936,786
1.250% due 01/30/17	7,000,000	7,183,302
5.000% due 02/13/17	900,000	1,060,050
5.000% due 05/11/17	900,000	1,065,999
5.375% due 06/12/17	3,500,000	4,212,929
Freddie Mac
1.000% due 03/08/17	3,000,000	3,041,346
1.000% due 06/29/17	13,700,000	13,885,430
1.000% due 07/28/17	7,300,000	7,381,570
1.000% due 09/29/17	3,900,000	3,945,540
1.250% due 05/12/17	700,000	716,978
1.250% due 08/01/19	6,100,000	6,115,830
1.250% due 10/02/19	4,500,000	4,491,896
2.375% due 01/13/22	400,000	418,244
3.750% due 03/27/19	1,200,000	1,388,875
5.500% due 08/23/17	900,000	1,095,728

Total U.S. Government Agency Issues (Cost $61,439,136)		62,257,480

U.S. TREASURY OBLIGATIONS - 20.8%

U.S. Treasury Inflation Protected Securities - 7.0%

0.125% due 04/15/17 ^	2,851,632	3,054,588
0.125% due 07/15/22 ^	1,609,440	1,746,368
0.625% due 07/15/21 ^	3,900,092	4,433,309

	Principal Amount	Value
0.750% due 02/15/42 ^	$2,047,440	$2,245,626
1.125% due 01/15/21 ^	3,172,350	3,727,016
1.250% due 07/15/20 ^	212,138	251,715
1.375% due 01/15/20 ^	534,855	634,221
1.750% due 01/15/28 ^	662,502	858,043
2.000% due 01/15/26 ^ ‡	2,214,393	2,904,834
2.125% due 01/15/19 ^	323,223	392,640
2.125% due 02/15/40 ^ ‡	6,314,357	9,256,948
2.375% due 01/15/25 ^	1,349,898	1,822,678
2.375% due 01/15/27 ^	4,014,675	5,537,429
3.625% due 04/15/28 ^	715,100	1,134,998

		38,000,413

U.S. Treasury Notes - 13.8%

0.375% due 11/15/15	26,200,000	26,226,619
0.750% due 10/31/17	3,100,000	3,109,446
0.750% due 12/31/17	6,500,000	6,509,139
0.875% due 07/31/19 ‡	18,300,000	18,062,667
1.000% due 08/31/19	4,000,000	3,974,064
1.000% due 09/30/19	500,000	496,211
1.250% due 10/31/19	2,300,000	2,317,429
1.500% due 08/31/18 ‡	1,200,000	1,242,000
1.625% due 08/15/22	2,300,000	2,282,750
1.625% due 11/15/22	7,900,000	7,804,955
1.750% due 05/15/22	2,000,000	2,015,312
3.375% due 11/15/19	300,000	344,602
3.500% due 02/15/18	200,000	227,656

		74,612,850

Total U.S. Treasury Obligations (Cost $109,720,415)		112,613,263

FOREIGN GOVERNMENT BONDS & NOTES - 7.9%

Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	142,555
Italy Buoni Poliennali del Tesoro (Italy)
2.500% due 03/01/15	700,000	931,003
3.000% due 04/01/14	100,000	134,125
3.500% due 11/01/17	2,100,000	2,801,005
3.750% due 08/01/15	100,000	136,629
4.500% due 07/15/15	300,000	416,411
4.750% due 09/15/16	300,000	423,768
6.000% due 11/15/14	100,000	141,810
Italy Certificati di Credito del Tesoro (Italy) 1.891% due 09/30/13	1,000,000	1,308,159
Province of British Columbia (Canada) 4.300% due 06/18/42	CAD 100,000	119,266
Province of Ontario (Canada)
1.650% due 09/27/19	$400,000	400,039
3.000% due 07/16/18	100,000	109,105
3.150% due 06/02/22	CAD 5,600,000	5,828,684
4.000% due 06/02/21	800,000	890,648
4.200% due 06/02/20	200,000	225,487
4.300% due 03/08/17	300,000	331,933
4.400% due 06/02/19	300,000	340,514
4.600% due 06/02/39	100,000	120,634
4.700% due 06/02/37	400,000	485,035
5.500% due 06/02/18	100,000	118,072
Province of Quebec (Canada)
3.000% due 09/01/23	1,000,000	1,007,178
3.500% due 07/29/20	$600,000	666,912
3.500% due 12/01/22	CAD 2,300,000	2,435,591
4.250% due 12/01/21	1,100,000	1,237,315
4.500% due 12/01/17	200,000	225,073
4.500% due 12/01/18	200,000	227,035
Societe de Financement de l’Economie Francaise (France) 3.375% due 05/05/14 ~	$200,000	208,071

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Spain Government (Spain)
3.000% due 04/30/15	EUR 100,000	$131,956
3.150% due 01/31/16	1,100,000	1,441,761
3.300% due 10/31/14	600,000	798,168
3.750% due 10/31/15	3,100,000	4,123,704
4.250% due 10/31/16	8,700,000	11,692,060
4.400% due 01/31/15	300,000	408,580
Spain Letras del Tesoro (Spain) 2.904% due 04/16/14	1,700,000	2,172,010

Total Foreign Government Bonds & Notes (Cost $41,126,342)		42,180,296

MUNICIPAL BONDS - 5.5%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	1,469,830
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	718,496
City of North Las Vegas NV 6.572% due 06/01/40	900,000	1,014,498
County of Clark NV Airport ‘C’ 6.820% due 07/01/45	200,000	286,502
Dallas/Fort Worth International Airport TX 5.000% due 11/01/26	2,900,000	3,387,577
Irvine Ranch Water District CA 2.388% due 03/15/14	900,000	902,268
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	441,304
Massachusetts School Building Authority 5.000% due 08/15/28	2,000,000	2,447,880
Metropolitan Transportation Authority NY ‘E’ 5.000% due 11/15/42	2,100,000	2,373,861
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,344,329
New York Liberty Development Corp 5.750% due 11/15/51	3,700,000	4,419,835
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	116,048
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,920,624
State of California
5.650% due 04/01/39 §	100,000	101,231
7.500% due 04/01/34	100,000	139,175
7.550% due 04/01/39	100,000	144,280
7.600% due 11/01/40	1,400,000	2,046,618
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	840,000	673,075
University of Arizona 6.423% due 08/01/35	2,700,000	3,160,350
University of California 6.270% due 05/15/31	500,000	583,030

Total Municipal Bonds (Cost $26,767,735)		29,690,811

SHORT-TERM INVESTMENTS - 9.8%

Foreign Government Issues - 5.0%

Italy Buoni Poliennali del Tesoro (Italy) 2.250% due 11/01/13	EUR 1,600,000	2,126,965
Japan Treasury Discount Bill (Japan) 0.100% due 02/12/13	JPY 2,100,000,000	24,237,444
Spain Letras del Tesoro (Spain) 2.904% due 09/20/13	EUR 600,000	780,794

		27,145,203

U.S. Treasury Bill - 0.0%

0.160% due 12/12/13 ‡	$1,000	999

	Principal Amount	Value
Repurchase Agreements - 4.7%

JPMorgan Chase & Co 0.240% due 01/02/13 (Dated 12/31/12, repurchase price of $12,600,168; collateralized by a U.S. Treasury Bond: 4.500% due 05/15/38 and value $16,670,581)	$12,600,000	$12,600,000
JPMorgan Chase & Co 0.230% due 01/03/13 (Dated 01/02/13, repurchase price of $12,800,082; collateralized by a U.S. Treasury Note: 1.750% due 07/31/15 and value $13,364,957)	12,800,000	12,800,000

		25,400,000

	Shares

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	361,268	361,268

Total Short-Term Investments (Cost $54,806,892)		52,907,470

TOTAL INVESTMENTS - 129.4% (Cost $683,059,521)		698,860,250

OTHER ASSETS & LIABILITIES, NET - (29.4%)		(158,919,046)

NET ASSETS - 100.0%		$539,941,204

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $169,125 or less than 0.1% of the fund’s net assets were in default as of December 31, 2012.

(c)	Open futures contracts outstanding as of December 31, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	8	EUR 8,000,000	$6,853
Euribor (03/15)	2	2,000,000	(36)
Euribor (06/15)	1	1,000,000	15
Eurodollar (06/15)	256	$256,000,000	125,725
Eurodollar (09/15)	29	29,000,000	1,070
Eurodollar (12/15)	279	279,000,000	17,809
Eurodollar (03/16)	39	39,000,000	7,957
U.S. Treasury 10-Year Notes (03/13)	6	600,000	(5)

			159,388

Short Futures Outstanding
Euro-Bund 10-Year Notes (03/13)	51	EUR 5,100,000	(94,975)

Total Futures Contracts			$64,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2012 was $3,450,819 at a weighted average interest rate of (3.253%).

(e)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	205,330	USD	100,000	02/13	BRC	($194)
BRL	4,502,700	USD	2,181,118	02/13	HSB	7,536
BRL	1,233,300	USD	600,000	02/13	HSB	(523)
BRL	205,280	USD	100,000	02/13	MSC	(218)
BRL	411,160	USD	200,000	02/13	UBS	(145)
CNY	10,222,705	USD	1,613,177	02/13	DUB	23,455
DKK	30,000	USD	5,321	02/13	DUB	(9)
EUR	1,199,000	USD	1,568,358	03/13	UBS	15,353
MXN	2,582,400	USD	195,587	04/13	HSB	2,462
MXN	40,680,980	USD	3,112,665	04/13	JPM	7,237
MXN	1,298,400	USD	100,000	04/13	UBS	(423)
USD	229,699	CAD	227,000	03/13	BRC	1,879
USD	12,541,054	CAD	12,391,000	03/13	CIT	105,285
USD	896,902	CAD	887,000	03/13	DUB	6,697
USD	318,960	CNY	2,012,955	02/13	BRC	(3,310)
USD	1,300,000	CNY	8,209,750	02/13	UBS	(14,362)
USD	737,874	DKK	4,299,000	02/13	CIT	(23,284)
USD	2,209,806	EUR	1,800,000	01/13	UBS	(166,765)
USD	1,133,015	EUR	900,000	02/13	UBS	(55,547)
USD	2,866,305	EUR	2,172,000	03/13	CIT	(2,603)
USD	105,381	EUR	80,000	03/13	MSC	(288)
USD	17,805,886	EUR	13,779,000	03/13	RBS	(394,144)
USD	8,186,620	EUR	6,500,000	08/13	DUB	(410,814)
USD	6,504,691	EUR	4,963,949	09/13	UBS	(64,784)
USD	126,735	EUR	100,000	04/14	CIT	(5,945)
USD	8,400,778	GBP	5,223,000	03/13	DUB	(81,853)
USD	478,695	GBP	298,000	03/13	UBS	(5,284)
USD	2,317,599	JPY	190,076,000	01/13	DUB	123,295
USD	12,277,671	JPY	980,000,000	02/13	CIT	961,871
USD	14,028,091	JPY	1,120,000,000	02/13	UBS	1,095,749
USD	411	SGD	500	01/13	BRC	1

Total Forward Foreign Currency Contracts						$1,120,325

(f)	Transactions in written options for the nine-month period ended December 31, 2012 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31,2012	—	—	139,900,000	$1,383,751
Call Options Written	47	1,000,000	77,900,000	136,195
Put Options Written	47	1,000,000	111,600,000	344,645
Call Options Closed	—	—	(44,100,000)	(74,021)
Put Options Closed	—	—	(1,600,000)	(31,040)
Call Options Expired	(47)	(1,000,000)	(29,600,000)	(79,665)
Put Options Expired	(47)	—	(180,100,000)	(1,413,223)

Outstanding, December 31,2012	—	1,000,000	74,000,000	$266,642

(g)	Premiums received and value of written options outstanding as of December 31, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($2,289)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(1,188)

						$18,060	($3,477)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.700%	02/19/13	DUB	$6,600,000	$4,950	($2,291)

Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	02/19/13	DUB	24,200,000	48,400	(8,025)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	02/19/13	MSC	23,100,000	65,257	(7,660)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	DUB	1,600,000	5,880	(1,360)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	MSC	9,100,000	48,779	(7,735)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	800,000	15,520	(248)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	2,300,000	21,585	(18)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	4,500,000	31,760	(492)

	Based on 3-Month EUR-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	01/21/13	CIT	EUR 1,000,000	6,451	(10)

						243,632	(25,548)

						$248,582	($27,839)

Total Written Options						$266,642	($31,316)

(h)	Swap agreements outstanding as of December 31, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
General Electric Capital Corp	4.000%	12/20/13	CIT	0.220%	$200,000	$7,659	$ —	$7,659
General Electric Capital Corp	4.230%	12/20/13	DUB	0.220%	200,000	8,124	—	8,124
General Electric Capital Corp	4.325%	12/20/13	CIT	0.220%	200,000	8,316	—	8,316
General Electric Capital Corp	4.400%	12/20/13	BRC	0.220%	200,000	8,487	—	8,487
General Electric Capital Corp	4.500%	12/20/13	BRC	0.220%	300,000	13,005	—	13,005
General Electric Capital Corp	4.700%	12/20/13	BRC	0.220%	400,000	18,149	—	18,149
General Electric Capital Corp	4.750%	12/20/13	DUB	0.220%	400,000	18,351	—	18,351
MetLife Inc	1.000%	12/20/14	CIT	0.730%	1,800,000	10,175	(43,994)	54,169
Mexico Government	1.000%	03/20/15	BRC	0.451%	400,000	5,008	(8,999)	14,007
Mexico Government	1.000%	03/20/15	CIT	0.451%	400,000	5,007	(9,184)	14,191
Mexico Government	1.000%	03/20/15	DUB	0.451%	200,000	2,504	(4,592)	7,096
Brazilian Government	1.000%	06/20/15	DUB	0.604%	1,000,000	10,094	(10,975)	21,069
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.202%	1,100,000	22,109	10,164	11,945
Brazilian Government	1.000%	06/20/15	HSB	0.604%	1,000,000	10,094	(10,975)	21,069
Mexico Government	1.000%	09/20/15	BRC	0.551%	1,000,000	12,527	(7,735)	20,262
Brazilian Government	1.000%	09/20/15	BRC	0.648%	1,000,000	9,878	(7,735)	17,613
Brazilian Government	1.000%	09/20/15	HSB	0.648%	600,000	5,927	(5,961)	11,888
Brazilian Government	1.000%	09/20/15	UBS	0.648%	500,000	4,940	(4,731)	9,671
MetLife Inc	1.000%	12/20/15	CIT	1.063%	800,000	(1,213)	(29,082)	27,869
General Electric Capital Corp	1.000%	12/20/15	MSC	0.770%	500,000	3,560	(9,796)	13,356
France Government	0.250%	03/20/16	RBS	0.467%	200,000	(1,376)	(6,156)	4,780
China Government	1.000%	03/20/16	BRC	0.327%	1,000,000	21,957	11,950	10,007
Brazilian Government	1.000%	03/20/16	CIT	0.715%	2,200,000	20,797	(15,567)	36,364
Mexico Government	1.000%	03/20/16	CIT	0.619%	1,100,000	13,788	(8,978)	22,766
Mexico Government	1.000%	03/20/16	DUB	0.619%	700,000	8,774	(5,135)	13,909
Brazilian Government	1.000%	06/20/16	CIT	0.771%	700,000	5,758	(2,363)	8,121
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.918%	900,000	2,806	(2,156)	4,962
China Government	1.000%	09/20/16	DUB	0.417%	400,000	8,768	2,210	6,558
Brazilian Government	1.000%	09/20/16	GSC	0.819%	200,000	1,402	(1,218)	2,620
China Government	1.000%	09/20/16	MSC	0.417%	400,000	8,768	2,019	6,749
Indonesia Government	1.000%	09/20/16	UBS	0.867%	100,000	520	(1,578)	2,098
China Government	1.000%	09/20/16	UBS	0.417%	300,000	6,576	1,557	5,019
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/16	CIT	0.291%	2,000,000	56,765	7,916	48,849
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/16	GSC	0.291%	300,000	8,515	890	7,625
Ally Financial Inc	5.000%	12/20/16	DUB	2.095%	300,000	33,269	(3,675)	36,944
Australian Government	1.000%	06/20/17	CIT	0.370%	1,300,000	36,752	14,785	21,967
Brazilian Government	1.000%	06/20/17	CIT	0.953%	1,600,000	3,828	(21,914)	25,742
Indonesia Government	1.000%	06/20/17	DUB	1.099%	200,000	(796)	(5,884)	5,088
Brazilian Government	1.000%	06/20/17	DUB	0.953%	900,000	2,153	(9,812)	11,965
Russian Foreign Government	1.000%	06/20/17	GSC	1.165%	100,000	(686)	(6,901)	6,215
Mexico Government	1.000%	06/20/17	HSB	0.840%	300,000	2,210	(3,527)	5,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Mexico Government	1.000%	06/20/17	MSC	0.840%	$400,000	$2,947	($3,178)	$6,125
Japanese Government	1.000%	06/20/17	MSC	0.673%	1,200,000	17,678	(1,786)	19,464
Japanese Government	1.000%	06/20/17	MSC	0.673%	800,000	11,763	4,290	7,473
Indonesia Government	1.000%	06/20/17	UBS	1.099%	800,000	(3,184)	(24,192)	21,008
China Government	1.000%	06/20/17	UBS	0.537%	500,000	10,397	(2,914)	13,311
Reynolds American Inc	1.280%	06/20/17	DUB	0.844%	200,000	3,907	-	3,907
MetLife Inc	1.000%	03/20/18	DUB	1.590%	1,200,000	(34,579)	(68,164)	33,585
Mexico Government	1.000%	03/20/21	CIT	1.274%	100,000	(2,044)	(4,246)	2,202
Indonesia Government	1.000%	06/20/21	BRC	1.826%	1,500,000	(92,221)	(95,221)	3,000
Mexico Government	1.000%	06/20/21	BRC	1.287%	1,200,000	(26,384)	(34,805)	8,421

						$311,529	($427,348)	$738,877

Credit Default Swaps on Credit Indices – Buy Protection (2)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - Dow Jones CDX NA IG-17 5Y	1.000%	12/20/16	CME	$40,700,000	($423,514)	$694,915	($1,118,429)
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	BRC	EUR 1,400,000	40,006	91,912	(51,906)
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	CIT	200,000	5,715	13,130	(7,415)
CME - Dow Jones CDX NA IG-19	1.000%	12/20/17	CME	$1,100,000	(2,786)	(2,893)	107
CME - Dow Jones CDX NA HY-19	5.000%	12/20/17	CME	100,000	(543)	(375)	(168)

					($381,122)	$796,689	($1,177,811)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	$1,700,000	$131,264	$99,450	$31,814
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	69,493	117,500	(48,007)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	92,657	135,550	(42,893)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	69,493	101,250	(31,757)
OTC - Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	1,595	—	1,595
OTC - CMBX.NA	0.080%	12/13/49	DUB	200,000	(8,604)	(11,625)	3,021

					$355,898	$442,125	($86,227)

Total Credit Default Swaps					$286,305	$811,466	($525,161)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$53,300,000	$404,965	$410,773	($5,808)
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	1,246	552	694
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	2,100,000	2,378	820	1,558
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.600%	09/06/16	1,400,000	1,292	280	1,012
OTC - 28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	1,200,000	9,695	1,758	7,937
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.500%	09/13/17	13,000,000	35,081	(10,195)	45,276
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.500%	09/13/17	5,000,000	13,336	(1,920)	15,256
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.500%	09/13/17	3,000,000	8,001	(1,453)	9,454
OTC - 1-Day USD Federal Funds Rate Compounded - OIS	GSC	Pay	1.000%	10/15/17	$26,500,000	13,825	(13,919)	27,744
OTC - 1-Day USD Federal Funds Rate Compounded - OIS	MSC	Pay	1.000%	10/15/17	8,800,000	4,591	(5,141)	9,732
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	6.000%	09/02/22	MXN 27,000,000	34,312	(14,093)	48,405
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/20/42	$3,600,000	19,574	(317,382)	336,956
CME - 3-Month USD-LIBOR	CME	Receive	2.500%	12/19/42	6,800,000	427,899	399,850	28,049

Total Interest Rate Swaps						$976,195	$449,930	$526,265

Total Swap Agreements						$1,262,500	$1,261,396	$1,104

(i)	As of December 31, 2012, investments with total aggregate values of $495,469 and $2,048,056 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively. In addition, $89,000 in cash was segregated as collateral for open swap contracts.

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$20,400	$20,400	$—	$—
	Convertible Preferred Stocks (1)	3,675,000	3,675,000	—	—
	Corporate Bonds & Notes	110,201,747	—	110,201,747	—
	Senior Loan Notes	1,991,876	—	1,991,876	—
	Mortgage-Backed Securities	260,033,278	—	259,950,278	83,000
	Asset-Backed Securities	23,288,629	—	23,288,629	—
	U.S. Government Agency Issues	62,257,480	—	62,257,480	—
	U.S. Treasury Obligations	112,613,263	—	112,613,263	—
	Foreign Government Bonds & Notes	42,180,296	—	42,180,296	—
	Municipal Bonds	29,690,811	—	29,690,811	—
	Short-Term Investments	52,907,470	361,268	52,546,202	—
	Derivatives:
	Credit Contracts
	Swaps	884,235	—	884,235	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,350,820	—	2,350,820	—
	Interest Rate Contracts
	Futures	159,429	159,429	—	—
	Swaps	976,195	—	976,195	—

	Total Interest Rate Contracts	1,135,624	159,429	976,195	—

	Total Assets - Derivatives	4,370,679	159,429	4,211,250	—

	Total Assets	703,230,929	4,216,097	698,931,832	83,000

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(597,930)	—	(597,930)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,230,495)	—	(1,230,495)	—
	Interest Rate Contracts
	Futures	(95,016)	(95,016)	—	—
	Written Options	(31,316)	—	(27,839)	(3,477)

	Total Interest Rate Contracts	(126,332)	(95,016)	(27,839)	(3,477)

	Total Liabilities - Derivatives	(1,954,757)	(95,016)	(1,856,264)	(3,477)

	Total Liabilities	(1,954,757)	(95,016)	(1,856,264)	(3,477)

	Total	$701,276,172	$4,121,081	$697,075,568	$79,523

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.6%

Consumer Discretionary - 2.9%

CBS Corp 1.950% due 07/01/17	$120,000	$122,344
Cox Communications Inc 5.450% due 12/15/14	161,000	175,666
DIRECTV Holdings LLC 3.550% due 03/15/15	200,000	210,490
4.750% due 10/01/14	850,000	907,945
Dollar General Corp 4.125% due 07/15/17	340,000	358,700
DR Horton Inc 4.750% due 05/15/17	325,000	346,938
Easton-Bell Sports Inc 9.750% due 12/01/16	130,000	139,926
NBCUniversal Media LLC 2.100% due 04/01/14	560,000	570,425
Speedway Motorsports Inc 8.750% due 06/01/16	140,000	150,325
Staples Inc 9.750% due 01/15/14	425,000	462,174
TCM Sub LLC 3.550% due 01/15/15 ~	1,060,000	1,108,161
The Interpublic Group of Cos Inc 2.250% due 11/15/17	365,000	360,028
6.250% due 11/15/14	398,000	432,825
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	250,000	270,374
Time Warner Cable Inc 7.500% due 04/01/14	375,000	406,456
8.250% due 02/14/14	175,000	189,620

		6,212,397

Consumer Staples - 2.6%

Altria Group Inc 8.500% due 11/10/13	668,000	711,878
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	720,610
8.125% due 11/15/13 ~	150,000	159,143
Bunge Ltd Finance Corp 3.200% due 06/15/17	1,060,000	1,107,030
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	705,000	730,223
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	355,000	354,203
Kraft Foods Group Inc 1.625% due 06/04/15 ~	315,000	320,788
Molson Coors Brewing Co 2.000% due 05/01/17	255,000	261,412
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	510,000	536,728
Reynolds American Inc 1.050% due 10/30/15	125,000	125,038
SABMiller Holdings Inc 1.850% due 01/15/15 ~	530,000	540,672

		5,567,725

Energy - 6.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	345,000	412,392
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	450,000	475,240
Bill Barrett Corp 9.875% due 07/15/16	200,000	218,000
BP Capital Markets PLC (United Kingdom) 1.375% due 11/06/17	530,000	530,889

	Principal Amount	Value
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	$540,000	$547,929
5.700% due 05/15/17	455,000	536,337
DCP Midstream LLC 9.700% due 12/01/13 ~	230,000	247,823
DCP Midstream Operating LP 2.500% due 12/01/17	245,000	243,885
Devon Energy Corp 1.875% due 05/15/17	175,000	178,525
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	305,738
Ensco PLC (United Kingdom) 3.250% due 03/15/16	500,000	530,473
Enterprise Products Operating LLC 1.250% due 08/13/15	340,000	342,281
5.600% due 10/15/14	316,000	342,235
6.375% due 02/01/13	100,000	100,401
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	360,000	387,450
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	85,000	90,911
5.125% due 11/15/14	285,000	307,093
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	239,913
Marathon Oil Corp 0.900% due 11/01/15	470,000	470,667
Noble Corp (Cayman) 5.875% due 06/01/13	365,000	372,637
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	65,000	67,128
3.050% due 03/01/16	415,000	433,223
3.450% due 08/01/15	110,000	115,978
7.375% due 03/15/14	55,000	59,118
Petrohawk Energy Corp 7.250% due 08/15/18	690,000	779,592
10.500% due 08/01/14	125,000	133,173
Phillips 66 1.950% due 03/05/15 ~	290,000	296,036
Pioneer Natural Resources Co 5.875% due 07/15/16	500,000	567,257
Regency Energy Partners LP 9.375% due 06/01/16	27,000	29,093
Rowan Cos Inc 5.000% due 09/01/17	120,000	133,403
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	490,671
Transocean Inc (Cayman) 2.500% due 10/15/17	330,000	333,726
4.950% due 11/15/15	355,000	388,929
5.050% due 12/15/16	130,000	144,834
5.250% due 03/15/13	708,000	714,254
Williams Partners LP 3.800% due 02/15/15	405,000	428,435
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	746,025

		12,741,694

Financials - 18.7%

ACE INA Holdings Inc 5.875% due 06/15/14	710,000	762,740
Aflac Inc 2.650% due 02/15/17	75,000	78,894
Ally Financial Inc 3.125% due 01/15/16	500,000	500,784
American Express Credit Corp 5.125% due 08/25/14	660,000	707,368
American Honda Finance Corp 1.450% due 02/27/15 ~	650,000	660,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
American International Group Inc 3.000% due 03/20/15	$175,000	$182,176
4.250% due 09/15/14	810,000	853,958
Anglo American Capital PLC (United Kingdom) 2.150% due 09/27/13 ~	250,000	251,819
ANZ National International Ltd (New Zealand) 1.850% due 10/15/15 ~	830,000	846,208
Bank of America Corp 1.500% due 10/09/15	910,000	915,197
Bank of Nova Scotia (Canada) 0.750% due 10/09/15	540,000	537,365
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	1,100,000	1,170,851
BB&T Corp 1.600% due 08/15/17	245,000	248,126
5.700% due 04/30/14	350,000	373,152
Boston Properties LP 5.000% due 06/01/15	470,000	513,741
Capital One Financial Corp 2.125% due 07/15/14	135,000	137,479
2.150% due 03/23/15	660,000	674,010
7.375% due 05/23/14	275,000	299,253
CIT Group Inc 4.750% due 02/15/15 ~	230,000	240,350
Citigroup Inc 0.593% due 11/05/14 §	240,000	238,309
1.290% due 04/01/14 §	344,000	344,488
CNH Capital LLC 3.875% due 11/01/15 ~	770,000	797,913
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	355,000	363,237
1.950% due 03/16/15	675,000	693,019
Daimler Finance North America LLC 0.920% due 03/28/14 § ~	500,000	501,209
1.875% due 09/15/14 ~	190,000	193,195
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	836,639
Fifth Third Bancorp 3.625% due 01/25/16	85,000	90,861
6.250% due 05/01/13	425,000	433,106
Fifth Third Bank 0.421% due 05/17/13 §	250,000	249,962
Ford Motor Credit Co LLC 2.750% due 05/15/15	640,000	653,494
3.000% due 06/12/17	250,000	257,038
3.875% due 01/15/15	400,000	417,317
Franklin Resources Inc 1.375% due 09/15/17	170,000	170,974
General Electric Capital Corp 0.981% due 04/07/14 §	685,000	688,915
2.375% due 06/30/15	625,000	645,955
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	446,429
HSBC Finance Corp 0.590% due 01/15/14 §	100,000	99,720
HSBC USA Inc 1.625% due 01/16/18	555,000	555,959
2.375% due 02/13/15	235,000	241,837
Hyundai Capital America 1.625% due 10/02/15 ~	195,000	196,287
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	211,358
4.375% due 07/27/16 ~	525,000	564,912
JPMorgan Chase & Co 1.058% due 05/02/14 §	315,000	317,265
2.000% due 08/15/17	1,125,000	1,150,044
KeyBank NA 4.950% due 09/15/15	180,000	196,223
KeyCorp 3.750% due 08/13/15	325,000	347,984

	Principal Amount	Value
Kilroy Realty LP 5.000% due 11/03/15	$405,000	$442,939
MetLife Inc 2.375% due 02/06/14	125,000	127,375
Metropolitan Life Global Funding I 1.700% due 06/29/15 ~	860,000	878,413
5.125% due 06/10/14 ~	250,000	265,868
Morgan Stanley 1.916% due 01/24/14 §	1,425,000	1,434,565
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	966,841
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	80,000	80,629
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	608,091
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	605,000	613,732
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	760,000	767,451
PNC Funding Corp 3.625% due 02/08/15	350,000	370,679
Principal Financial Group Inc 1.850% due 11/15/17	115,000	115,700
Principal Life Global Funding II 1.125% due 09/18/15 ~	560,000	561,430
Prudential Financial Inc 2.750% due 01/14/13	325,000	325,309
5.100% due 09/20/14	705,000	754,911
Regions Financial Corp 5.750% due 06/15/15	200,000	216,750
Simon Property Group LP 4.200% due 02/01/15	515,000	546,372
SLM Corp 4.625% due 09/25/17	1,010,000	1,034,732
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	228,407
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	705,000	719,458
Sun Life Financial Global Funding III LP 0.561% due 10/06/13 § ~	775,000	773,390
The Goldman Sachs Group Inc 1.312% due 02/07/14 §	340,000	341,086
1.600% due 11/23/15	1,065,000	1,073,148
The Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	424,960
UBS AG (Switzerland) 1.313% due 01/28/14 §	400,000	402,558
Union Bank NA 2.125% due 06/16/17	435,000	447,635
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	170,251
3.125% due 11/30/15	650,000	685,673
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	795,000	806,283
WEA Finance LLC 5.750% due 09/02/15 ~	490,000	547,366
Wells Fargo & Co 1.250% due 02/13/15	700,000	706,889
2.100% due 05/08/17	615,000	636,280

		39,933,010

Health Care - 4.0%

AbbVie Inc 1.200% due 11/06/15 ~	970,000	977,080
Aetna Inc 1.500% due 11/15/17	125,000	125,351

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Agilent Technologies Inc 2.500% due 07/15/13	$220,000	$221,979
6.500% due 11/01/17	565,000	683,489
Baxter International Inc 1.850% due 01/15/17	145,000	149,517
Boston Scientific Corp 4.500% due 01/15/15	990,000	1,052,767
Cardinal Health Inc 1.900% due 06/15/17	270,000	275,229
5.500% due 06/15/13	505,000	515,577
Catholic Health Initiatives 1.600% due 11/01/17	65,000	65,772
Celgene Corp 1.900% due 08/15/17	115,000	117,152
Express Scripts Holding Co 2.750% due 11/21/14 ~	615,000	634,722
3.125% due 05/15/16	350,000	369,203
6.250% due 06/15/14	100,000	107,726
Gilead Sciences Inc 2.400% due 12/01/14	570,000	588,075
Life Technologies Corp 3.375% due 03/01/13	500,000	501,529
4.400% due 03/01/15	225,000	239,918
McKesson Corp 0.950% due 12/04/15	185,000	185,378
UnitedHealth Group Inc 0.850% due 10/15/15	200,000	200,776
1.875% due 11/15/16	155,000	159,719
Watson Pharmaceuticals Inc 1.875% due 10/01/17	385,000	390,363
5.000% due 08/15/14	365,000	388,986
WellPoint Inc 1.250% due 09/10/15	300,000	302,548
6.000% due 02/15/14	300,000	317,597

		8,570,453

Industrials - 2.5%

CSX Corp 5.750% due 03/15/13	225,000	227,330
Eaton Corp 1.500% due 11/02/17 ~	265,000	265,751
ERAC USA Finance LLC 1.400% due 04/15/16 ~	55,000	55,408
2.750% due 07/01/13 ~	915,000	924,853
2.750% due 03/15/17 ~	175,000	182,785
GATX Corp 3.500% due 07/15/16	360,000	375,462
General Electric Co 0.850% due 10/09/15	740,000	743,055
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	610,000	630,377
Norfolk Southern Corp 5.750% due 01/15/16	930,000	1,058,690
Roper Industries Inc 1.850% due 11/15/17	105,000	105,004
6.625% due 08/15/13	150,000	155,368
Southwest Airlines Co 5.250% due 10/01/14	315,000	335,392
United Air Lines Inc 9.875% due 08/01/13 ~	127,000	128,032
Waste Management Inc 5.000% due 03/15/14	150,000	157,496

		5,345,003

Information Technology - 1.6%

Altera Corp 1.750% due 05/15/17	335,000	342,541
Autodesk Inc 1.950% due 12/15/17	170,000	169,290

	Principal Amount	Value
Broadcom Corp 1.500% due 11/01/13	$150,000	$151,293
2.375% due 11/01/15	200,000	208,623
Fiserv Inc 3.125% due 06/15/16	740,000	777,783
Hewlett-Packard Co 2.350% due 03/15/15	220,000	221,084
2.625% due 12/09/14	300,000	303,673
HP Enterprise Services LLC 6.000% due 08/01/13	375,000	384,499
Xerox Corp 1.130% due 05/16/14 §	400,000	399,298
2.950% due 03/15/17	70,000	71,870
5.650% due 05/15/13	275,000	279,740

		3,309,694

Materials - 2.3%

ArcelorMittal (Luxembourg) 5.375% due 06/01/13	375,000	378,807
Barrick Gold Corp (Canada) 1.750% due 05/30/14	330,000	334,726
Barrick Gold Financeco LLC 6.125% due 09/15/13	400,000	414,957
CRH America Inc 5.300% due 10/15/13	150,000	154,985
Eastman Chemical Co 2.400% due 06/01/17	230,000	237,815
International Paper Co 5.300% due 04/01/15	295,000	320,471
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	640,000	707,889
Rock-Tenn Co 3.500% due 03/01/20 ~	495,000	508,417
Teck Resources Ltd (Canada) 2.500% due 02/01/18	140,000	143,028
The Dow Chemical Co 2.500% due 02/15/16	725,000	754,105
The Sherwin-Williams Co 1.350% due 12/15/17	900,000	898,752

		4,853,952

Telecommunication Services - 3.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	287,125
3.625% due 03/30/15	200,000	213,047
American Tower Corp REIT 4.625% due 04/01/15	915,000	973,066
British Telecommunications PLC (United Kingdom) 1.434% due 12/20/13 §	255,000	257,175
5.150% due 01/15/13	350,000	350,486
CC Holdings GS V LLC 2.381% due 12/15/17 ~	150,000	150,852
7.750% due 05/01/17 ~	195,000	207,173
Crown Castle Towers LLC 4.523% due 01/15/15 ~	550,000	580,116
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	125,000	136,563
GTP Acquisition Partners I LLC 4.347% due 06/15/16 ~	190,000	201,889
Rogers Communications Inc (Canada) 6.375% due 03/01/14	1,000,000	1,065,669
SBA Tower Trust 2.933% due 12/15/17 ~	715,000	748,806
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	565,000	581,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Telefonica Emisiones SAU (Spain) 2.582% due 04/26/13	$280,000	$281,680
5.855% due 02/04/13	450,000	452,700
Vivendi SA (France) 2.400% due 04/10/15 ~	305,000	311,587

		6,799,884

Utilities - 3.8%

Alabama Power Co 0.550% due 10/15/15	255,000	254,445
CenterPoint Energy Resources Corp 7.875% due 04/01/13	75,000	76,276
CMS Energy Corp 2.750% due 05/15/14	585,000	596,174
Commonwealth Edison Co 1.950% due 09/01/16	120,000	123,873
Dominion Resources Inc 1.400% due 09/15/17	645,000	645,611
1.800% due 03/15/14	325,000	329,357
1.950% due 08/15/16	165,000	169,668
DTE Energy Co 7.625% due 05/15/14	305,000	333,119
Duke Energy Corp 1.625% due 08/15/17	220,000	220,741
2.150% due 11/15/16	460,000	475,948
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	149,357
5.700% due 01/15/13 ~	250,000	250,159
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	165,000	175,517
Georgia Power Co 1.300% due 09/15/13	325,000	326,985
Great Plains Energy Inc 2.750% due 08/15/13	225,000	227,367
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	282,578
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	287,842
MidAmerican Energy Holdings Co 5.000% due 02/15/14	250,000	261,860
Mississippi Power Co 2.350% due 10/15/16	120,000	125,730
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,427
Nisource Finance Corp 5.400% due 07/15/14	260,000	277,174
6.150% due 03/01/13	334,000	336,787
PacifiCorp 5.450% due 09/15/13	200,000	206,771
Progress Energy Inc 6.050% due 03/15/14	150,000	159,242
PSEG Power LLC 2.750% due 09/15/16	130,000	135,353
Sempra Energy 1.068% due 03/15/14 §	450,000	452,496
Sierra Pacific Power Co 5.450% due 09/01/13	242,000	249,821
The Southern Co 1.950% due 09/01/16	145,000	149,521
Veolia Environnement SA (France) 5.250% due 06/03/13	250,000	253,906
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	400,425

		8,120,530

Total Corporate Bonds & Notes (Cost $99,920,961)		101,454,342

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 23.5%

Collateralized Mortgage Obligations - Commercial - 4.8%

Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 "	$930,000	$1,066,312
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	473,736
Bear Stearns Commercial Mortgage Securities 4.674% due 06/11/41 "	150,000	162,831
4.715% due 02/11/41 "	635,000	654,698
4.978% due 07/11/42 " §	625,000	663,848
5.116% due 02/11/41 " §	260,000	282,824
5.200% due 01/12/41 " §	624,937	649,573
5.201% due 12/11/38 "	195,000	224,018
5.540% due 09/11/41 "	175,000	201,446
Citigroup Commercial Mortgage Trust 5.360% due 04/15/40 " §	305,000	320,714
Commercial Mortgage Trust 1.156% due 12/10/44 "	76,524	77,318
5.167% due 06/10/44 " §	70,000	76,620
5.357% due 07/10/37 " §	100,000	106,011
DBUBS Mortgage Trust 2.238% due 08/10/44 "	129,420	132,881
Greenwich Capital Commercial Funding Corp 5.867% due 07/10/38 " §	145,000	166,880
GS Mortgage Securities Corp II 5.553% due 04/10/38 " §	320,000	360,991
JP Morgan Chase Commercial Mortgage Securities Corp 1.031% due 05/15/45 "	57,589	58,059
4.719% due 01/15/38 "	330,000	340,335
4.996% due 08/15/42 " §	400,000	436,647
5.366% due 06/12/41 " §	620,000	655,362
LB-UBS Commercial Mortgage Trust 4.954% due 09/15/30 "	75,000	82,065
5.865% due 06/15/38 " §	915,000	1,058,888
Merrill Lynch Countrywide Commercial Mortgage Trust 5.893% due 06/12/46 " §	645,000	744,621
Morgan Stanley Capital I Trust 5.270% due 06/13/41 " §	620,000	655,591
5.731% due 07/12/44 " §	350,000	402,305
WFRBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	250,267	254,588

		10,309,162

Collateralized Mortgage Obligations - Residential - 4.5%

Fannie Mae 0.660% due 07/25/42 " §	913,634	921,144
5.000% due 08/25/19 "	402,193	431,290
Fosse Master Issuer PLC (United Kingdom) 1.725% due 10/18/54 " § ~	414,685	422,662
Freddie Mac 0.659% due 05/15/36 " §	63,326	64,141
0.709% due 08/15/41 " §	414,063	418,233
0.709% due 07/15/42 " §	1,053,275	1,067,871
Government National Mortgage Association 0.659% due 07/16/42 " §	2,465,910	2,491,222
2.000% due 06/16/42 "	893,634	920,221
Holmes Master Issuer PLC (United Kingdom) 1.990% due 10/15/54 " § ~	775,000	793,453
NCUA Guaranteed Notes Trust 0.588% due 03/06/20 " §	293,192	293,210
0.588% due 04/06/20 " §	268,550	269,607
0.588% due 05/07/20 " §	224,296	224,681
0.607% due 03/11/20 " §	363,207	363,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Silverstone Master Issuer PLC (United Kingdom) 1.869% due 01/21/55 " § ~	$675,000	$693,625
Structured Adjustable Rate Mortgage Loan Trust 2.839% due 11/25/34 " §	272,338	276,293

		9,651,315

Fannie Mae - 11.5%

2.306% due 01/01/35 " §	1,142,116	1,219,898
2.363% due 09/01/34 " §	805,101	855,977
2.492% due 11/01/34 " §	604,064	653,884
2.500% due 10/01/27 "	1,100,225	1,151,684
2.598% due 09/01/35 " §	983,633	1,061,778
3.000% due 09/01/27 "	1,536,664	1,624,590
3.500% due 12/01/25 "	321,543	341,394
3.500% due 01/01/26 "	509,753	541,225
3.500% due 11/01/26 "	578,282	613,984
3.500% due 12/01/26 "	242,706	257,690
3.500% due 01/01/27 "	1,368,444	1,452,931
3.500% due 01/01/27 "	306,961	325,913
4.000% due 07/01/25 "	315,541	338,079
4.000% due 04/01/26 "	2,450,752	2,626,567
4.000% due 09/01/26 "	600,121	643,173
4.500% due 04/01/26 "	309,713	333,384
4.500% due 07/01/26 "	1,490,762	1,609,122
5.000% due 07/01/19 "	344,728	374,684
5.000% due 01/01/20 "	3,796	4,126
5.000% due 02/01/24 "	1,602,918	1,742,205
5.000% due 09/01/25 "	511,161	553,582
5.000% due 06/01/33 "	394,107	428,743
5.000% due 06/01/40 "	121,197	132,506
5.000% due 07/01/41 "	324,126	353,777
5.500% due 01/01/35 "	713,054	780,213
5.500% due 10/01/35 "	494,807	541,350
5.500% due 08/01/37 "	93,086	101,737
5.500% due 08/01/37 "	686,912	750,750
5.500% due 09/01/38 "	1,325,606	1,440,723
5.500% due 10/01/38 "	689,211	753,263
5.500% due 12/01/39 "	296,657	322,988
6.000% due 11/01/35 "	459,832	506,734

		24,438,654

Freddie Mac - 1.7%

4.500% due 11/01/23 "	2,295,740	2,444,114
5.000% due 11/01/16 "	2,426	2,600
5.000% due 10/01/17 "	17,879	19,124
5.000% due 10/01/17 "	2,111	2,272
5.000% due 11/01/17 "	5,706	6,112
5.000% due 11/01/17 "	45,903	49,130
5.000% due 11/01/17 "	2,316	2,481
5.000% due 11/01/17 "	3,176	3,402
5.000% due 11/01/17 "	2,412	2,581
5.000% due 11/01/17 "	3,165	3,383
5.000% due 11/01/17 "	2,880	3,099
5.000% due 11/01/17 "	2,485	2,674
5.000% due 12/01/17 "	3,411	3,671
5.000% due 12/01/17 "	2,094	2,254
5.000% due 12/01/17 "	2,520	2,701
5.000% due 12/01/17 "	4,132	4,446
5.000% due 12/01/17 "	4,257	4,581
5.000% due 12/01/17 "	3,400	3,659
5.000% due 12/01/17 "	2,488	2,677
5.000% due 04/01/18 "	1,828	1,967
5.500% due 01/01/20 "	24,399	26,488
5.500% due 12/01/39 "	931,980	1,006,945

		3,600,361

Government National Mortgage Association - 1.0%

2.500% due 09/20/27 "	1,129,006	1,194,006
3.000% due 09/20/27 "	830,736	888,931

		2,082,937

Total Mortgage-Backed Securities (Cost $49,815,169)		50,082,429

	Principal Amount	Value
ASSET-BACKED SECURITIES - 11.3%

Ally Auto Receivables Trust 0.930% due 02/16/16 "	$155,000	$155,999
Ally Master Owner Trust 1.009% due 02/15/17 " §	725,000	731,578
1.210% due 06/15/17 "	1,060,000	1,069,077
2.150% due 01/15/16 "	385,000	391,372
American Express Credit Account Master Trust 0.379% due 04/17/17 " §	315,000	315,746
0.990% due 03/15/18 "	440,000	441,333
1.070% due 05/15/18 " ~	100,000	100,012
1.290% due 03/15/18 " ~	500,000	502,837
AmeriCredit Automobile Receivables Trust 0.620% due 06/08/17 "	195,000	195,067
1.050% due 10/11/16 "	270,000	272,212
1.170% due 05/09/16 "	345,000	347,081
1.730% due 02/08/17 "	200,000	203,013
2.330% due 03/08/16 "	240,000	244,210
Bank of America Auto Trust 0.780% due 06/15/16 "	560,000	562,598
Capital Auto Receivables Asset Trust 8.250% due 01/15/15 " ~	275,000	283,965
8.250% due 01/15/15 " ~	90,000	92,975
CarMax Auto Owner Trust 0.520% due 07/17/17 "	430,000	430,051
CIT Equipment Collateral 1.100% due 08/22/16 " ~	245,000	245,737
CNH Equipment Trust 0.570% due 12/15/17 "	820,000	820,518
0.910% due 08/15/16 "	300,000	301,522
0.940% due 05/15/17 "	150,000	151,151
1.030% due 11/17/14 "	11,084	11,098
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	210,000	210,965
1.100% due 12/15/15 " ~	100,000	100,141
1.500% due 03/15/17 " ~	125,000	125,164
Ford Credit Auto Owner Trust 4.050% due 10/15/16 "	100,000	105,234
Ford Credit Floorplan Master Owner Trust 0.740% due 09/15/16 "	555,000	555,481
4.200% due 02/15/17 " ~	365,000	392,080
4.990% due 02/15/17 " ~	260,000	276,320
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 "	535,000	540,694
GE Dealer Floorplan Master Note Trust 0.651% due 10/20/17 " §	630,000	631,830
0.811% due 07/20/16 " §	270,000	271,546
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	411,298
GE Equipment Small Ticket LLC 1.040% due 12/21/15 " ~	135,000	135,641
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	1,030,000	1,031,440
0.770% due 01/15/16 "	725,000	728,549
Huntington Auto Trust 0.810% due 09/15/16 "	470,000	472,337
1.010% due 01/15/16 " ~	240,000	241,338
Hyundai Auto Receivables Trust 0.720% due 03/15/16 "	205,000	205,739
0.730% due 10/15/18 "	565,000	565,681
0.810% due 03/15/18 "	840,000	844,090
3.510% due 11/15/17 "	290,000	309,187
John Deere Owner Trust 1.320% due 05/15/14 "	5,766	5,768
Mercedes-Benz Auto Lease Trust 0.880% due 11/17/14 "	220,000	220,855
1.070% due 11/15/17 "	180,000	180,675
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	680,000	687,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	$250,000	$250,488
Nissan Auto Lease Trust 0.920% due 02/16/15 "	375,000	376,555
1.040% due 08/15/14 "	680,000	682,203
Nissan Auto Receivables Owner Trust 0.460% due 10/17/16 "	555,000	555,408
0.730% due 05/16/16 "	505,000	507,615
SMART Trust (Australia) 0.970% due 03/14/17 "	195,000	194,922
1.040% due 09/14/14 " ~	254,484	254,994
1.500% due 05/14/16 " ~	215,000	216,806
1.540% due 03/14/15 " ~	100,000	100,535
1.590% due 10/14/16 " ~	505,000	511,222
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	790,000	793,673
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	245,000	246,493
Wheels SPV LLC 1.190% due 03/20/21 " ~	285,000	287,055
World Financial Network Credit Card Master Trust 0.339% due 02/15/17 " § ~	1,100,000	1,099,870
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	865,000	869,529

Total Asset-Backed Securities (Cost $23,971,193)		24,066,080

U.S. GOVERNMENT AGENCY ISSUES - 4.9%

Fannie Mae 0.500% due 07/02/15	400,000	401,642
0.750% due 12/19/14	1,055,000	1,064,879
0.875% due 08/28/14	990,000	1,000,380
0.875% due 08/28/17	825,000	828,323
0.875% due 10/26/17	840,000	844,393
1.000% due 09/23/13	525,000	528,136
Federal Home Loan Bank 0.500% due 11/20/15	3,125,000	3,139,013
Freddie Mac 0.500% due 04/17/15	730,000	733,401
0.750% due 11/25/14	700,000	706,686
0.875% due 10/28/13	1,325,000	1,332,836

Total U.S. Government Agency Issues (Cost $10,524,628)		10,579,689

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.1%

U.S. Treasury Inflation Protected Securities -3.8%

0.500% due 04/15/15 ^	$1,179,488	$1,231,275
1.875% due 07/15/13 ^	6,083,240	6,183,997
2.000% due 07/15/14 ^	724,650	764,958

		8,180,230

U.S. Treasury Notes - 2.3%

0.250% due 05/31/14	4,500,000	4,502,813
1.500% due 07/31/16	275,000	285,119

		4,787,932

Total U.S. Treasury Obligations (Cost $13,011,561)		12,968,162

FOREIGN GOVERNMENT NOTES - 0.1%

Mexican Udibonos (Mexico) 3.500% due 12/14/17 ^	MXN 2,378,419	204,395

Total Foreign Government Notes (Cost $206,694)		204,395

	Shares
SHORT-TERM INVESTMENT - 6.0%

Money Market Fund - 6.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	12,827,987	12,827,987

Total Short-Term Investment (Cost $12,827,987)		12,827,987

TOTAL INVESTMENTS - 99.5% (Cost $210,278,193)		212,183,084

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,023,978

NET ASSETS - 100.0%		$213,207,062

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	208,874	MXN	2,695,000	03/13	SSB	$1,888

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$101,454,342	$—	$101,454,342	$—
	Mortgage-Backed Securities	50,082,429	—	49,425,557	656,872
	Asset-Backed Securities	24,066,080	—	23,151,515	914,565
	U.S. Government Agency Issues	10,579,689	—	10,579,689	—
	U.S. Treasury Obligations	12,968,162	—	12,968,162	—
	Foreign Government Notes	204,395	—	204,395	—
	Short-Term Investment	12,827,987	12,827,987	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,888	—	1,888	—

	Total	$212,184,972	$12,827,987	$197,785,548	$1,571,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 70.3%

Consumer Discretionary - 7.6%

DIRECTV Holdings LLC 3.125% due 02/15/16	$500,000	$523,880
DISH DBS Corp 4.625% due 07/15/17	200,000	209,500
Dollar General Corp 4.125% due 07/15/17	250,000	263,750
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	500,000	524,410
The Interpublic Group of Cos Inc 2.250% due 11/15/17	250,000	246,594
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	270,313
Wyndham Worldwide Corp 2.950% due 03/01/17	250,000	255,808

		2,294,255

Consumer Staples - 1.7%

Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	500,000	526,204

Energy - 12.3%

DCP Midstream Operating LP 2.500% due 12/01/17	500,000	497,724
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	250,000	262,817
Murphy Oil Corp 2.500% due 12/01/17	500,000	503,477
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	206,547
ONEOK Partners LP 2.000% due 10/01/17	100,000	100,909
Petrobras International Finance Co (Cayman) 2.875% due 02/06/15	500,000	514,267
Phillips 66 1.950% due 03/05/15 ~	250,000	255,203
Pioneer Natural Resources Co 5.875% due 07/15/16	350,000	397,080
Rosneft Oil Co (Ireland) 3.149% due 03/06/17 ~	200,000	203,500
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	505,646
Williams Partners LP 3.800% due 02/15/15	250,000	264,466

		3,711,636

Financials - 21.9%

American International Group Inc 2.375% due 08/24/15	100,000	102,969
Bank of America Corp 1.733% due 01/30/14 §	250,000	252,155
Bank of America NA 5.300% due 03/15/17	500,000	562,719
BRE Properties Inc REIT 5.500% due 03/15/17	250,000	283,464
Capital One Financial Corp
1.000% due 11/06/15	250,000	249,309
2.150% due 03/23/15	500,000	510,614
Citigroup Inc 2.650% due 03/02/15	500,000	515,122
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	256,674
Daimler Finance North America LLC 1.650% due 04/10/15 ~	250,000	253,190
ERP Operating LP REIT 5.200% due 04/01/13	250,000	252,630

	Principal Amount	Value
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	$500,000	$502,081
Ford Motor Credit Co LLC
3.000% due 06/12/17	500,000	514,075
3.984% due 06/15/16	250,000	265,602
Health Care REIT Inc 2.250% due 03/15/18	250,000	249,997
Hyundai Capital America 1.625% due 10/02/15 ~	250,000	251,650
Mack-Cali Realty LP REIT 2.500% due 12/15/17	500,000	505,748
Realty Income Corp REIT 2.000% due 01/31/18	100,000	99,999
SLM Corp 3.875% due 09/10/15	200,000	205,708
The Goldman Sachs Group Inc 1.600% due 11/23/15	500,000	503,825
WT Finance Australia Property Ltd (Multi-National) 5.125% due 11/15/14 ~	250,000	268,172

		6,605,703

Health Care - 2.5%

AbbVie Inc 1.200% due 11/06/15 ~	500,000	503,649
Express Scripts Holding Co 2.100% due 02/12/15 ~	250,000	254,779

		758,428

Industrials - 10.9%

Air Lease Corp 5.625% due 04/01/17	500,000	532,500
Avis Budget Car Rental LLC 2.810% due 05/15/14 §	100,000	99,875
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	100,000	104,500
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	500,000	535,000
ERAC USA Finance LLC 1.400% due 04/15/16 ~	500,000	503,707
Hutchison Whampoa International 12 II Ltd (Cayman) 2.000% due 11/08/17 ~	500,000	500,694
International Lease Finance Corp 5.650% due 06/01/14	250,000	261,405
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15 ~	500,000	499,870
United Rentals North America Inc 5.750% due 07/15/18 ~	250,000	270,625

		3,308,176

Information Technology - 2.5%

Autodesk Inc 1.950% due 12/15/17	250,000	248,956
Computer Sciences Corp 2.500% due 09/15/15	250,000	255,060
The Western Union Co 2.375% due 12/10/15	250,000	251,313

		755,329

Materials - 6.6%

Alphabet Holding Co Inc 7.750% due 11/01/17 ~	200,000	206,500
ArcelorMittal (Luxembourg) 4.250% due 02/25/15	350,000	353,680
Cliffs Natural Resources Inc 3.950% due 01/15/18	500,000	503,630
Graphic Packaging International Inc 7.875% due 10/01/18	150,000	166,500
Xstrata Finance Canada Ltd (Canada)
1.800% due 10/23/15 ~	500,000	503,017
2.850% due 11/10/14 ~	250,000	256,716

		1,990,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 4.3%

CC Holdings GS V LLC 2.381% due 12/15/17 ~	$750,000	$754,262
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	500,000	545,000

		1,299,262

Total Corporate Bonds & Notes (Cost $20,943,067)		21,249,036

SENIOR LOAN NOTES - 17.9%

Consumer Discretionary - 2.2%

Capital Automotive LP Tranche B 5.250% due 03/11/17 §	233,823	236,892
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	179,627	181,564
Wendy’s International Inc 4.750% due 05/15/19 §	249,375	252,225

		670,681

Consumer Staples - 0.9%

Reynolds Group Holdings Inc 4.750% due 09/28/18 §	249,375	252,790

Energy - 2.5%

Chesapeake Energy Corp 5.750% due 12/02/17 §	500,000	501,597
EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	250,000	252,098

		753,695

Financials - 0.8%

Nuveen Investments Inc (Additional Extended 1st Lien) due 05/13/17 µ	250,000	251,250

Health Care - 3.3%

Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	248,750	251,326
Hologic Inc Tranche B 4.500% due 08/01/19 §	249,375	252,674
Valeant Pharmaceuticals International Inc Series C Tranche B due 12/11/19 µ	250,000	252,000
Warner Chilcott Co LLC
Term B-1 4.250% due 03/15/18 §	36,795	37,074
Term B-2 4.250% due 03/15/18 §	48,444	48,811
Warner Chilcott Corp Term B-1 4.250% due 03/15/18 §	96,888	97,623
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	66,610	67,116

		1,006,624

Industrials - 3.2%

AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	221,027	224,895
CSC Holdings LLC Term B-2 (Incremental Extended) 1.962% due 03/29/16 §	487,971	491,020
Flying Fortress Inc 5.000% due 06/30/17 §	250,000	251,875

		967,790

	Principal Amount	Value
Materials - 1.7%

FMG Resources Property Ltd (Australia) 5.250% due 10/02/17 §	$498,750	$503,776

Telecommunication Services - 3.3%

Telesat Canada Term B 4.250% due 03/28/19 §	249,373	251,555
Windstream Corp Term B-3 4.000% due 08/08/19 §	746,873	753,409

		1,004,964

Total Senior Loan Notes (Cost $5,344,419)		5,411,570

U.S. TREASURY OBLIGATIONS - 1.6%

U.S. Treasury Notes - 1.6%

0.250% due 11/30/13	50,000	50,037
0.875% due 11/30/16	175,000	177,475
1.375% due 12/31/18	250,000	256,406

Total U.S. Treasury Obligations (Cost $475,057)		483,918

	Shares

SHORT-TERM INVESTMENT - 4.8%

Money Market Fund - 4.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,456,607	1,456,607

Total Short-Term Investment (Cost $1,456,607)		1,456,607

TOTAL INVESTMENTS - 94.6% (Cost $28,219,150)		28,601,131

OTHER ASSETS & LIABILITIES, NET - 5.4%		1,622,710

NET ASSETS - 100.0%		$30,223,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$21,249,036	$—	$20,609,536	$639,500
	Senior Loan Notes	5,411,570	—	5,411,570	—
	U.S. Treasury Obligations	483,918	—	483,918	—
	Short-Term Investment	1,456,607	1,456,607	—	—

	Total	$28,601,131	$1,456,607	$26,505,024	$639,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	616,625
Sales	—
Accrued Discounts (Premiums)	(284)
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	23,159
Transfers In	—
Transfers Out	—

Value, End of Period	$639,500

Change in Net Unrealized Appreciation on Level 3
Investments Held at the End of Period, if Applicable	$23,159

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 72.6%

Consumer Discretionary - 8.7%

Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	$600,000	$618,000
Comcast Corp 4.650% due 07/15/42	1,750,000	1,846,420
Cox Communications Inc 4.700% due 12/15/42 ~	2,000,000	2,042,720
DIRECTV Holdings LLC 2.400% due 03/15/17	9,000,000	9,225,108
DISH DBS Corp 4.625% due 07/15/17	2,500,000	2,618,750
Hyatt Hotels Corp
3.875% due 08/15/16	3,000,000	3,196,347
6.875% due 08/15/19 ~	1,750,000	2,069,421
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	5,000,000	5,244,095
Marriott International Inc 3.000% due 03/01/19	4,000,000	4,119,268
MGM Resorts International
6.625% due 12/15/21	250,000	250,313
6.750% due 10/01/20 ~	2,000,000	2,047,500
NVR Inc 3.950% due 09/15/22	4,000,000	4,148,612
PVH Corp 4.500% due 12/15/22	1,500,000	1,522,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,600,000	1,604,000
The Interpublic Group of Cos Inc 2.250% due 11/15/17	2,750,000	2,712,540
Wyndham Worldwide Corp 2.950% due 03/01/17	6,000,000	6,139,398

		49,404,992

Consumer Staples - 3.9%

Lorillard Tobacco Co 2.300% due 08/21/17	3,500,000	3,541,703
Pernod-Ricard SA (France) 4.250% due 07/15/22 ~	4,500,000	4,949,627
Reynolds Group Issuer Inc 5.750% due 10/15/20 ~	2,500,000	2,587,500
SABMiller Holdings Inc 2.450% due 01/15/17 ~	8,000,000	8,344,616
Spectrum Brands Escrow Corp 6.625% due 11/15/22 ~	2,500,000	2,687,500

		22,110,946

Energy - 12.0%

Arch Coal Inc 7.000% due 06/15/19	1,250,000	1,168,750
Cimarex Energy Co 5.875% due 05/01/22	3,000,000	3,300,000
DCP Midstream Operating LP 2.500% due 12/01/17	3,500,000	3,484,068
Key Energy Services Inc
6.750% due 03/01/21 ~	300,000	300,000
6.750% due 03/01/21	1,200,000	1,206,000
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	4,000,000	4,205,072
Newfield Exploration Co 5.750% due 01/30/22	2,000,000	2,210,000
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	4,000,000	4,130,944
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	1,000,000	837,500
ONEOK Partners LP 2.000% due 10/01/17	5,500,000	5,549,973

	Principal Amount	Value
Peabody Energy Corp 6.000% due 11/15/18	$2,250,000	$2,401,875
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,389,328
Phillips 66 2.950% due 05/01/17 ~	5,000,000	5,302,855
Pioneer Natural Resources Co
3.950% due 07/15/22	4,000,000	4,195,088
5.875% due 07/15/16	4,000,000	4,538,056
Plains Exploration & Production Co 6.875% due 02/15/23	1,750,000	2,008,125
Rosneft Oil Co (Ireland) 3.149% due 03/06/17 ~	3,000,000	3,052,500
Samson Investment Co 9.750% due 02/15/20 ~	1,000,000	1,062,500
The Williams Cos Inc 3.700% due 01/15/23	6,000,000	6,057,474
Transocean Inc (Cayman) 2.500% due 10/15/17	7,500,000	7,584,690
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	2,000,000	2,124,254

		68,109,052

Financials - 22.7%

American International Group Inc
2.375% due 08/24/15	2,000,000	2,059,380
4.875% due 06/01/22	2,000,000	2,285,170
Bank of America Corp 5.700% due 01/24/22	1,000,000	1,203,512
Bank of America NA 5.300% due 03/15/17	5,000,000	5,627,190
Berkshire Hathaway Finance Inc 1.600% due 05/15/17	6,000,000	6,120,054
Boston Properties LP REIT 3.850% due 02/01/23	5,000,000	5,257,155
BRE Properties Inc REIT 3.375% due 01/15/23	5,000,000	4,953,735
Capital One Financial Corp 2.150% due 03/23/15	5,000,000	5,106,140
Citigroup Inc
4.500% due 01/14/22	2,250,000	2,512,406
5.875% due 01/30/42	1,000,000	1,235,283
Dexus Diversified Trust REIT (Australia) 5.600% due 03/15/21 ~	500,000	537,864
Duke Realty LP REIT 4.375% due 06/15/22	6,250,000	6,559,138
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	4,500,000	4,518,729
Ford Motor Credit Co LLC
3.000% due 06/12/17	6,000,000	6,168,900
4.250% due 09/20/22	5,000,000	5,291,565
General Electric Capital Corp 2.100% due 12/11/19	8,000,000	8,028,288
Health Care REIT Inc 3.750% due 03/15/23	4,000,000	4,011,132
Hyundai Capital America 2.125% due 10/02/17 ~	6,000,000	6,047,580
JPMorgan Chase & Co 3.250% due 09/23/22	4,000,000	4,122,896
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	6,500,000	7,090,135
Mack-Cali Realty LP 2.500% due 12/15/17	6,000,000	6,068,970
Morgan Stanley 4.750% due 03/22/17	3,500,000	3,820,859
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	1,500,000	1,578,750
Prudential Financial Inc 5.625% due 06/15/43 §	3,000,000	3,123,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Realty Income Corp REIT 2.000% due 01/31/18	$5,500,000	$5,499,929
The Goldman Sachs Group Inc
1.600% due 11/23/15	4,000,000	4,030,604
5.750% due 01/24/22	1,750,000	2,070,520
Vornado Realty LP REIT 5.000% due 01/15/22	6,500,000	7,177,905
WEA Finance LLC 3.375% due 10/03/22 ~	6,000,000	6,171,894
Wells Operating Partnership II LP REIT 5.875% due 04/01/18	750,000	780,371

		129,059,954

Health Care - 1.2%

Express Scrips Holding Co 2.650% due 02/15/17 ~	4,500,000	4,680,351
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	2,000,000	2,157,500

		6,837,851

Industrials - 6.8%

Air Lease Corp 5.625% due 04/01/17	5,000,000	5,325,000
Continental Airlines Pass-Through Certificates ‘A’ 4.000% due 04/29/26	4,500,000	4,736,250
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	7,000,000	7,490,000
Hutchison Whampoa International 12 II Ltd (Cayman) 2.000% due 11/08/17 ~	5,000,000	5,006,935
International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,165,000
Owens Corning
4.200% due 12/15/22	5,000,000	5,089,360
6.500% due 12/01/16	305,000	342,921
United Rentals North America Inc 5.750% due 07/15/18 ~	4,000,000	4,330,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	5,000,000	5,121,875

		38,607,341

Materials - 12.1%

Alphabet Holding Co Inc 7.750% due 11/01/17 ~	2,200,000	2,271,500
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	3,500,000	3,676,061
Ardagh Packaging Finance PLC (Ireland) 7.375% due 10/15/17 ~	2,750,000	3,000,938
Cliffs Natural Resources Inc 3.950% due 01/15/18	3,750,000	3,777,221
Domtar Corp 4.400% due 04/01/22	5,000,000	5,061,085
FMG Resources Property Ltd (Australia) 7.000% due 11/01/15 ~	3,500,000	3,692,500
Graphic Packaging International Inc 7.875% due 10/01/18	3,000,000	3,330,000
International Paper Co 4.750% due 02/15/22	4,000,000	4,529,800
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	2,500,000	2,775,000
Packaging Corp of America 3.900% due 06/15/22	5,450,000	5,648,544
Rock-Tenn Co 3.500% due 03/01/20 ~	7,000,000	7,189,742
RPM International Inc 3.450% due 11/15/22	4,000,000	3,922,596
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	4,000,000	4,080,000

	Principal Amount	Value
Sealed Air Corp 8.375% due 09/15/21 ~	$2,000,000	$2,295,000
Southern Copper Corp 5.250% due 11/08/42	2,000,000	2,005,964
The Dow Chemical Co 4.375% due 11/15/42	2,000,000	1,989,002
Tronox Finance LLC 6.375% due 08/15/20 ~	2,000,000	2,027,500
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	2,175,042
Xstrata Finance Canada Ltd (Canada) 4.000% due 10/25/22 ~	5,500,000	5,564,378

		69,011,873

Telecommunication Services - 1.2%

CC Holdings GS V LLC
2.381% due 12/15/17 ~	2,000,000	2,011,366
3.849% due 04/15/23 ~	5,000,000	5,091,285

		7,102,651

Utilities - 4.0%

American Electric Power Co Inc 1.650% due 12/15/17	5,000,000	5,021,560
CMS Energy Corp 5.050% due 03/15/22	4,000,000	4,473,324
Duke Energy Corp 1.625% due 08/15/17	6,000,000	6,020,208
Florida Gas Transmission Co LLC 3.875% due 07/15/22 ~	4,000,000	4,220,376
NRG Energy Inc 6.625% due 03/15/23 ~	3,000,000	3,225,000

		22,960,468

Total Corporate Bonds & Notes (Cost $401,691,928)		413,205,128

SENIOR LOAN NOTES - 20.2%

Consumer Discretionary - 4.1%

Acosta Inc Term D 5.000% due 03/02/18 §	1,746,250	1,763,713
Capital Automotive LP Tranche B
5.250% due 03/11/17 §	2,778,526	2,814,994
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	1,482,978	1,505,223
Getty Images Inc (Initial) 4.750% due 10/18/19 §	3,500,000	3,509,296
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	2,158,230	2,181,498
MGM Resorts Term B 4.250% due 12/21/17 §	500,000	506,094
NPC International Inc 4.500% due 12/28/18 §	2,000,000	2,020,000
Seven Seas Cruise S DE RL Term B 6.250% due 12/21/18 §	1,975,000	2,004,625
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,017,000
The Neiman Marcus Group Inc due 05/16/18 µ	2,000,000	2,006,388
Tribune Co Term B due 12/17/19 µ	1,000,000	1,000,125
Wendy’s International Inc 4.750% due 05/15/19 §	1,995,000	2,017,801

		23,346,757

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Consumer Staples - 3.0%

BJ’s Wholesale Club Inc (1st Lien) 5.750% due 09/26/19 §	$3,000,000	$3,045,537
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	4,131,034	4,145,666
Pinnacle Foods Finance LLC Tranche E 4.750% due 10/17/18 §	2,977,500	3,004,086
Revlon Consumer Products Corp Term B 4.750% due 11/19/17 §	2,974,849	2,999,207
Sprouts Farmers Markets Holdings LLC (Initial) 6.000% due 04/18/18 §	1,974,893	1,997,111
(Term 1) 6.000% due 04/18/18 §	995,000	1,006,194
SUPERVALU Inc 8.000% due 08/30/18 §	995,000	1,012,206

		17,210,007

Energy - 0.9%

EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	2,500,000	2,520,983
Tranche B-2 4.500% due 04/30/19 §	1,000,000	1,005,750
Samson Investment Co (Initial 2nd Lien) 6.000% due 09/25/18 §	1,500,000	1,515,938

		5,042,671

Financials - 1.3%

First Data Corp Term B 5.211% due 09/24/18 §	2,500,000	2,457,813
Nuveen Investment Inc 5.811% due 05/15/17 §	2,000,000	2,010,000
(Extended 1st Lien) 5.811% due 05/13/17 §	1,500,000	1,510,313
(Incremental 1st Lien) 7.250% due 05/13/17 §	500,000	503,000
TCW Group due 12/31/19 µ	1,250,000	1,253,125

		7,734,251

Health Care - 3.4%

Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	2,985,000	3,015,916
Capsugel Holdings Inc (Initial) 4.750% due 08/01/18 §	3,726,235	3,772,813
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	3,000,000	3,027,489
Hologic Inc Tranche B 4.500% due 08/01/19 §	2,493,750	2,526,740
Par Pharmaceutical Cos Inc Term B 5.000% due 09/30/19 §	1,995,000	1,997,701
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	1,485,000	1,510,524
Valeant Pharmaceuticals International Inc Series C Tranche B due 12/11/19 µ	3,500,000	3,528,000

		19,379,183

Industrials - 3.2%

AlixPartners LLP Term B-2 (1st Lien) 6.500% due 06/28/19 §	1,990,000	2,015,687
CSC Holdings LLC (Incremental B-2) 1.962% due 03/29/16 §	4,595,817	4,624,541
Rexnord LLC Term B 4.500% due 04/01/18 §	2,244,375	2,267,521
Silver II Borrower SCA (Initial) due 12/13/19 µ	2,000,000	2,020,178
5.000% due 12/13/19 §	1,000,000	1,010,089

	Principal Amount	Value
Tomkins PLC (Initial 1st Lien) due 10/31/19 µ	$1,500,000	$1,515,000
5.250% due 10/31/19 §	1,500,000	1,515,000
WESCO Distribution Inc Tranche B-1 due 12/12/19 µ	2,000,000	2,013,500
4.500% due 12/12/19 §	1,000,000	1,006,750

		17,988,266

Materials - 0.6%

FMG Resources Property Ltd (Australia) 5.250% due 10/02/17 §	1,995,000	2,015,106
Univar Inc Term B 5.000% due 06/30/17 §	1,496,183	1,495,767

		3,510,873

Telecommunication Services - 3.7%

Cricket Communications Inc 4.750% due 10/01/19 §	2,500,000	2,520,313
Intelsat Jackson Holding SA Tranche B-1 4.500% due 04/02/18 §	2,983,662	3,011,368
Level 3 Financing Inc Tranche B 5.250% due 08/01/19 §	2,500,000	2,527,735
Tranche B-II 4.750% due 08/01/19 §	1,500,000	1,508,594
Telesat Canada Term B 4.250% due 03/28/19 §	2,987,494	3,013,634
WaveDivision Holdings LLC (Initial) 5.500% due 10/12/19 §	2,750,000	2,782,623
Windstream Corp Term B-3 4.000% due 08/08/19 §	5,474,994	5,522,900

		20,887,167

Total Senior Loan Notes (Cost $113,789,835)		115,099,175

U.S. TREASURY OBLIGATIONS - 3.6%

U.S. Treasury Bonds - 0.6%

3.750% due 08/15/41	3,000,000	3,514,218

U.S. Treasury Notes - 3.0%

0.250% due 10/31/14	5,000,000	5,001,565
0.375% due 04/15/15	5,000,000	5,010,155
1.250% due 04/30/19	4,000,000	4,058,124
3.000% due 05/15/42	2,750,000	2,791,679

		16,861,523

Total U.S. Treasury Obligations (Cost $20,205,960)		20,375,741

	Shares
SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	26,716,923	26,716,923

Total Short-Term Investment (Cost $26,716,923)		26,716,923

TOTAL INVESTMENTS - 101.1% (Cost $562,404,646)		575,396,967

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(6,305,550)

NET ASSETS - 100.0%		$569,091,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$413,205,128	$—	$395,857,003	$17,348,125
	Senior Loan Notes	115,099,175	—	115,099,175	—
	U.S. Treasury Obligations	20,375,741	—	20,375,741	—
	Short-Term Investment	26,716,923	26,716,923	—	—

	Total	$575,396,967	$26,716,923	$531,331,919	$17,348,125

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$525,000
Purchases	16,831,500
Sales	(531,978)
Accrued Discounts (Premiums)	(5,296)
Net Realized Gains	31,978
Change in Net Unrealized Appreciation	496,921
Transfers In	—
Transfers Out	—

Value, End of Period	$17,348,125

Change in Net Unrealized Appreciation on Level 3
Investments Held at the End of Period, if Applicable	$521,921

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.1%

Consumer Discretionary - 0.0%

MGM Resorts International *	1,900	$22,116

Industrials - 0.1%

Kansas City Southern	400	33,392

Total Common Stocks (Cost $52,365)		55,508

EXCHANGE-TRADED FUND - 1.4%

PowerShares Senior Loan Portfolio	21,341	533,098

Total Exchange-Traded Fund (Cost $511,010)		533,098

	Principal Amount

CORPORATE BONDS & NOTES - 86.2%

Consumer Discretionary - 15.5%

99 Cents Only Stores 11.000% due 12/15/19	$100,000	114,500
Beazer Homes USA Inc
6.875% due 07/15/15	150,000	151,125
9.125% due 06/15/18	100,000	104,750
Boyd Gaming Corp 9.000% due 07/01/20 ~	100,000	99,000
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	150,000	154,500
Caesars Entertainment Operating Co Inc 11.250% due 06/01/17	100,000	107,625
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	100,000	100,500
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	200,000	209,250
CityCenter Holdings LLC 7.625% due 01/15/16	100,000	107,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22 ~	182,000	189,735
Dana Holding Corp 6.500% due 02/15/19	200,000	214,500
DISH DBS Corp 6.750% due 06/01/21	100,000	114,500
Great Canadian Gaming Corp (Canada) 6.625% due 07/25/22 ~	200,000	209,360
Griffey Intermediate Inc 7.000% due 10/15/20 ~	200,000	205,500
Hyatt Hotels Corp 6.875% due 08/15/19 ~	100,000	118,253
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	200,000	202,750
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	150,000	153,375
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	250,000
Lennar Corp
4.750% due 12/15/17 ~	100,000	104,000
4.750% due 11/15/22 ~	200,000	196,500
Limited Brands Inc 5.625% due 02/15/22	100,000	109,250
MGM Resorts International
6.625% due 12/15/21	100,000	100,125
6.750% due 10/01/20 ~	100,000	102,375
7.625% due 01/15/17	100,000	107,500

	Principal Amount	Value
NPC International Inc 10.500% due 01/15/20	$150,000	$174,750
NVR Inc 3.950% due 09/15/22	250,000	259,288
Petco Holdings Inc 8.500% due 10/15/17 ~	250,000	258,125
PVH Corp 4.500% due 12/15/22	100,000	101,500
Scientific Games International Inc 6.250% due 09/01/20 ~	100,000	103,375
Sinclair Television Group Inc 6.125% due 10/01/22 ~	100,000	106,625
Sirius XM Radio Inc 5.250% due 08/15/22 ~	100,000	101,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	200,000	200,500
The Ryland Group Inc 5.375% due 10/01/22	100,000	102,625
The ServiceMaster Co 8.000% due 02/15/20	200,000	209,500
Toll Brothers Finance Corp 6.750% due 11/01/19	300,000	357,854
Toys R US Inc 10.375% due 08/15/17	50,000	52,375
Wolverine World Wide Inc 6.125% due 10/15/20 ~	100,000	105,500
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	111,866

		5,771,856

Consumer Staples - 2.5%

Del Monte Corp 7.625% due 02/15/19	200,000	209,500
Reynolds Group Issuer Inc
8.500% due 05/15/18	350,000	360,500
9.875% due 08/15/19	50,000	53,750
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	100,000	105,250
Spectrum Brands Inc 6.750% due 03/15/20 ~	100,000	107,500
U.S. Foods Inc 8.500% due 06/30/19 ~	100,000	102,500

		939,000

Energy - 15.9%

Access Midstream Partners LP 4.875% due 05/15/23	100,000	101,625
Alpha Natural Resources Inc 9.750% due 04/15/18	250,000	271,250
Arch Coal Inc 7.250% due 06/15/21	250,000	231,875
Atlas Pipeline Escrow LLC 6.625% due 10/01/20 ~	200,000	208,000
Basic Energy Services Inc 7.750% due 02/15/19	100,000	100,000
Bristow Group Inc 6.250% due 10/15/22	100,000	107,375
Cimarex Energy Co 5.875% due 05/01/22	100,000	110,000
Concho Resources Inc 5.500% due 10/01/22	100,000	106,000
Crosstex Energy LP 8.875% due 02/15/18	100,000	108,500
DCP Midstream Operating LP 2.500% due 12/01/17	250,000	248,862
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	100,000	100,000
EP Energy LLC
6.875% due 05/01/19	100,000	109,000
7.750% due 09/01/22	50,000	53,250
9.375% due 05/01/20	100,000	113,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
EV Energy Partners LP 8.000% due 04/15/19	$150,000	$159,938
Halcon Resources Corp 8.875% due 05/15/21 ~	100,000	106,500
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	109,500
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	107,500
Key Energy Services Inc 6.750% due 03/01/21	100,000	100,500
Linn Energy LLC 6.250% due 11/01/19 ~	250,000	252,500
Lukoil International Finance BV (Netherlands) 6.356% due 06/07/17 ~	100,000	114,900
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	104,750
Newfield Exploration Co 5.625% due 07/01/24	100,000	108,250
Northern Tier Energy LLC 7.125% due 11/15/20 ~	100,000	104,000
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	100,000	83,750
Oil States International Inc 5.125% due 01/15/23 ~	100,000	101,625
Peabody Energy Corp 6.000% due 11/15/18	250,000	266,875
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	200,000	225,955
Pioneer Natural Resources Co 3.950% due 07/15/22	250,000	262,193
Plains Exploration & Production Co 6.875% due 02/15/23	250,000	286,875
QEP Resources Inc 5.250% due 05/01/23	100,000	107,500
Sabine Pass LNG LP
6.500% due 11/01/20 ~	250,000	255,625
7.500% due 11/30/16	100,000	110,750
Samson Investment Co 9.750% due 02/15/20 ~	100,000	106,250
SandRidge Energy Inc 7.500% due 03/15/21	100,000	107,500
SESI LLC 6.375% due 05/01/19	100,000	107,500
Targa Resources Partners LP 5.250% due 05/01/23 ~	100,000	104,000
The Williams COS Inc 3.700% due 01/15/23	250,000	252,395
Transocean Inc (Cayman) 3.800% due 10/15/22	200,000	205,170
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	100,000	106,213

		5,927,501

Financials - 11.8%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	100,000	100,500
BRE Properties Inc REIT 3.375% due 01/15/23	250,000	247,687
Duke Realty LP REIT 4.375% due 06/15/22	250,000	262,366
First Data Corp
6.750% due 11/01/20 ~	100,000	101,500
7.375% due 06/15/19 ~	100,000	104,000
Ford Motor Credit Co LLC 4.250% due 09/20/22	300,000	317,494
Health Care REIT Inc 3.750% due 03/15/23	250,000	250,696
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	250,000	276,250

	Principal Amount	Value
Igloo Holdings Corp 8.250% due 12/15/17 ~	$100,000	$99,250
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	250,000	272,698
Mack-Cali Realty LP REIT 2.500% due 12/15/17	200,000	202,299
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	200,000	201,500
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	100,000	106,500
Nuveen Investments Inc 9.125% due 10/15/17 ~	100,000	98,750
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	150,000	148,500
Post Apartment Homes LP 3.375% due 12/01/22	250,000	248,944
Prudential Financial Inc 5.625% due 06/15/43 §	250,000	260,325
Raymond James Financial Inc 5.625% due 04/01/24	100,000	112,041
Realogy Group LLC 7.625% due 01/15/20 ~	100,000	113,750
Realty Income Corp REIT 3.250% due 10/15/22	250,000	244,952
Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	250,000	264,581
UDR Inc REIT 4.625% due 01/10/22	250,000	275,153
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	110,429

		4,420,165

Health Care - 3.6%

Biomet Inc 6.500% due 08/01/20 ~	100,000	106,625
CDRT Holding Corp 9.250% due 10/01/17 ~	100,000	102,500
CHS/Community Health Systems Inc
5.125% due 08/15/18	100,000	104,500
7.125% due 07/15/20	100,000	106,875
DJO Finance LLC 7.750% due 04/15/18	100,000	96,750
HCA Holdings Inc 6.250% due 02/15/21	250,000	256,875
inVentiv Health Inc 9.000% due 01/15/18 ~	100,000	101,250
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	250,000	264,375
Tenet Healthcare Corp 8.000% due 08/01/20	100,000	108,188
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	104,000

		1,351,938

Industrials - 9.6%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	250,000	263,750
Air Lease Corp 5.625% due 04/01/17	200,000	213,000
Ashtead Capital Inc 6.500% due 07/15/22 ~	100,000	109,000
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	111,000
B/E Aerospace Inc 6.875% due 10/01/20	100,000	111,750
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	103,250
Clean Harbors Inc 5.125% due 06/01/21 ~	200,000	208,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Cleaver-Brooks Inc 8.750% due 12/15/19 ~	$100,000	$103,500
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	100,000	104,500
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	150,000	160,500
FTI Consulting Inc 6.000% due 11/15/22 ~	100,000	104,000
HD Supply Inc
8.125% due 04/15/19 ~	100,000	114,250
11.500% due 07/15/20 ~	100,000	112,875
HDTFS Inc 5.875% due 10/15/20 ~	129,000	135,450
International Lease Finance Corp
5.875% due 04/01/19	100,000	105,823
6.750% due 09/01/16 ~	200,000	225,500
Jaguar Holding Co I 9.375% due 10/15/17 ~	100,000	105,500
Nortek Inc 8.500% due 04/15/21 ~	100,000	111,250
Owens Corning
4.200% due 12/15/22	300,000	305,362
6.500% due 12/01/16	31,000	34,854
Silver US II Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	156,000
United Rental North America Inc
7.625% due 04/15/22 ~	100,000	112,250
8.250% due 02/01/21	100,000	113,250
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	250,000	256,094
US Airways Pass-Through Trust ‘B’ 6.750% due 12/03/22	100,000	103,375

		3,584,083

Information Technology - 0.2%

Advanced Micro Devices Inc 7.500% due 08/15/22 ~	100,000	82,750

Materials - 20.7%

AK Steel Corp 8.375% due 04/01/22	150,000	129,750
Alphabet Holding Co Inc 7.750% due 11/01/17 ~	200,000	206,500
ArcelorMittal (Luxembourg)
6.750% due 02/25/22	300,000	315,091
7.250% due 03/01/41	50,000	46,407
Ardagh Packaging Finance PLC (Ireland)
9.125% due 10/15/20 ~	150,000	164,250
9.125% due 10/15/20 ~	100,000	109,000
Berry Plastics Corp 9.500% due 05/15/18	100,000	110,500
BOE Merger Corp 9.500% due 11/01/17 ~	200,000	201,000
Boise Cascade LLC 6.375% due 11/01/20 ~	250,000	258,125
Building Materials Corp of America
6.875% due 08/15/18 ~	100,000	108,500
7.000% due 02/15/20 ~	50,000	54,750
Celanese US Holdings LLC 4.625% due 11/15/22	250,000	263,125
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	250,000	263,208
Cliffs Natural Resources Inc 3.950% due 01/15/18	250,000	251,815
Domtar Corp 4.400% due 04/01/22	250,000	253,054
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	250,000	255,625

	Principal Amount	Value
FMG Resources Property Ltd (Australia)
6.875% due 02/01/18 ~	$250,000	$259,063
6.875% due 04/01/22 ~	100,000	102,625
Graphic Packaging International Inc 7.875% due 10/01/18	250,000	277,500
Hexion U.S. Finance Corp 6.625% due 04/15/20	150,000	153,375
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	100,000	105,250
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	100,000	105,500
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	113,500
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	200,000	222,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	200,000	208,000
Packaging Corp of America 3.900% due 06/15/22	150,000	155,465
Rock-Tenn Co 4.900% due 03/01/22 ~	100,000	108,157
RPM International Inc 3.450% due 11/15/22	250,000	245,162
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	250,000	255,000
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	250,000	274,063
Sawgrass Merger Sub Inc 8.750% due 12/15/20 ~	200,000	202,500
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	114,750
Southern Copper Corp
3.500% due 11/08/22	200,000	205,009
5.250% due 11/08/42	250,000	250,746
Taminco Acquisition Corp 9.125% due 12/15/17 ~	150,000	148,875
Tronox Finance LLC 6.375% due 08/15/20 ~	250,000	253,438
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	250,000	267,848
Vale SA (Brazil) 5.625% due 09/11/42	250,000	271,880
Walter Energy Inc 9.875% due 12/15/20 ~	100,000	112,000
Xstrata Finance Canada Ltd (Canada) 4.000% due 10/25/22 ~	300,000	303,504

		7,705,910

Telecommunication Services - 4.3%

CC Holdings GS V LLC 3.849% due 04/15/23 ~	350,000	356,390
CenturyLink Inc 6.000% due 04/01/17	200,000	221,639
Cricket Communications Inc 7.750% due 10/15/20	200,000	205,000
Frontier Communications Corp 7.125% due 01/15/23	100,000	106,375
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	250,000	265,313
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	108,750
Sprint Nextel Corp
6.000% due 11/15/22	100,000	103,250
7.000% due 03/01/20 ~	100,000	116,500
Telesat LLC (Canada) 6.000% due 05/15/17 ~	100,000	105,500

		1,588,717

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Utilities - 2.1%

Calpine Corp 7.875% due 01/15/23 ~	$250,000	$283,750
CMS Energy Corp 5.050% due 03/15/22	100,000	111,833
NRG Energy Inc 7.625% due 01/15/18	250,000	278,750
Puget Energy Inc 5.625% due 07/15/22	100,000	107,990

		782,323

Total Corporate Bonds & Notes (Cost $30,919,356)		32,154,243

SENIOR LOAN NOTES - 2.2%

Financials - 0.8%

TCW Group due 12/31/19 µ	300,000	300,750

Industrials - 0.7%

Sequa Corporation (Initial) due 06/30/17 µ	250,000	252,083

Information Technology - 0.7%

SunGard Data Systems Inc Tranche D due 12/31/19 ~ µ	250,000	252,813

Total Senior Loan Notes (Cost $797,250)		805,646

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.5%

Commercial Paper - 1.2%

Bank of Nova Scotia NY 0.010% due 01/02/13	$200,000	$200,000
Colgate-Palmolive Co 0.050% due 01/10/13	250,000	249,997

		449,997

	Shares
Money Market Fund - 6.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,356,703	2,356,703

Total Short-Term Investments (Cost $2,806,700)		2,806,700

TOTAL INVESTMENTS - 97.4% (Cost $35,086,681)		36,355,195

OTHER ASSETS & LIABILITIES, NET - 2.6%		967,387

NET ASSETS - 100.0%		$37,322,582

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$55,508	$55,508	$—	$—
	Exchange-Traded Fund	533,098	533,098	—	—
	Corporate Bonds & Notes	32,154,243	—	31,529,774	624,469
	Senior Loan Notes	805,646	—	805,646	—
	Short-Term Investments	2,806,700	2,356,703	449,997	—

	Total	$36,355,195	$2,945,309	$32,785,417	$624,469

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	602,938
Sales	—
Accrued Discounts (Premiums)	(45)
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	21,576
Transfers In	—
Transfers Out	—

Value, End of Period	$624,469

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$21,576

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.7%

Consumer Discretionary - 0.3%

Clear Channel Communications Inc 9.000% due 12/15/19 ~	$226,000	$207,920
NPC International Inc 10.500% due 01/15/20	150,000	174,750

		382,670

Consumer Staples - 1.1%

Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	750,000	776,250
9.875% due 08/15/19	500,000	537,500

		1,313,750

Financials - 0.4%

First Data Corp 6.750% due 11/01/20 ~	500,000	507,500

Health Care - 0.5%

CHS/Community Health Systems Inc 7.125% due 07/15/20	500,000	534,375

Industrials - 0.5%

Ceridian Corp 8.875% due 07/15/19 ~	500,000	545,000

Telecommunication Services - 1.9%

Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	1,500,000	1,635,000
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	500,000	533,125

		2,168,125

Total Corporate Bonds & Notes (Cost $5,259,072)		5,451,420

SENIOR LOAN NOTES - 95.7%

Consumer Discretionary - 22.0%

99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	495,009	501,284
Acosta Inc Term D 5.000% due 03/02/18 §	997,500	1,007,475
Acquisitions Cogeco Cable II LP Term B 4.500% due 12/02/19 §	500,000	505,417
Alliance Laundry Systems LLC (Initial 1st Lien) 5.500% due 12/10/18 §	1,000,000	1,011,250
Ascena Retail Group Inc Tranche B 4.750% due 06/14/18 §	930,833	939,560
Caesars Entertainment Operating Co Inc Term B-6 5.458% due 01/28/18 §	446,625	400,064
Capital Automotive LP Tranche B 5.250% due 03/11/17 §	943,968	956,357
Clear Channel Communications Inc
Tranche A 3.612% due 07/30/14 §	398,765	388,921
Tranche B 3.862% due 01/29/16 §	758,266	630,309
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	740,554	751,662
Cumulus Media Holdings Inc due 09/30/18 µ	1,000,000	1,003,750
David’s Bridal Inc (Initial) 5.000% due 10/11/19 §	1,000,000	1,003,958

	Principal Amount	Value
Focus Brands Inc due 02/21/18 µ	$500,000	$503,750
(1st Lien) 6.274% due 02/21/18 §	448,468	451,831
Getty Images Inc (Initial) 4.750% due 10/18/19 §	500,000	501,328
Interactive Data Corp Term B 4.500% due 02/11/18 §	495,000	498,245
Jacobs Entertainment Inc Tranche B (1st Lien) 6.250% due 10/29/18 §	997,500	992,513
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	719,410	727,166
MGM Resorts International Term B 4.250% due 12/13/19 §	500,000	506,094
NPC International Inc 4.500% due 12/28/18 §	1,000,000	1,010,000
OSI Restaurant Group 4.800% due 10/28/19 §	1,000,000	1,011,146
Party City Holdings Inc 5.750% due 07/27/19 §	748,125	757,243
Peninsula Gaming LLC Term B 5.750% due 11/20/17 §	1,000,000	1,017,500
Petco Animal Supplies Inc 4.500% due 11/24/17 §	994,950	1,003,567
Savers Inc 5.000% due 07/09/19 §	995,006	1,000,293
Serta Simmons Holdings LLC 5.000% due 10/01/19 §	1,000,000	1,002,847
Seven Seas Cruise Term B 6.250% due 12/21/18 §	987,500	1,002,313
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	1,000,000	1,008,500
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	1,000,000	1,003,194
Tribune Co due 07/30/19 µ	1,250,000	1,250,156
Wendy’s International Inc 4.750% due 05/15/19 §	997,500	1,008,900
WideOpenWest Finance LLC 6.250% due 07/17/18 §	497,500	503,991

		25,860,584

Consumer Staples - 8.6%

AdvancePierre Foods (1st Lien) 5.750% due 07/10/17 §	500,000	506,563
BJ’s Wholesale Club LLC
(1st Lien) 5.750% due 09/26/19 §	500,000	516,875
(Initial 2nd Lien) 9.750% due 03/26/20 §	500,000	507,590
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	719,069	721,616
Pinnacle Foods Finance LLC Tranche E 4.750% due 10/17/18 §	992,500	1,001,362
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	748,125	758,369
Smart & Final Inc (1st Lien) 5.750% due 11/15/19 §	1,000,000	1,001,250
Spectrum Brands Inc Term B 4.500% due 12/17/19 §	1,000,000	1,009,922
Sprouts Farmers Markets Holdings LLC
(Initial) 6.000% due 04/18/18 §	493,719	499,273
Term-1 6.000% due 04/18/18 §	497,500	503,097
SUPERVALU Inc 8.000% due 08/30/18 §	1,492,500	1,518,308
U.S. Foods Inc 5.750% due 03/31/17 §	1,479,968	1,487,368

		10,031,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Energy - 4.9%

Arch Coal Inc 5.750% due 05/16/18 §	$995,001	$1,007,617
Chesapeake Energy Corp 5.750% due 12/02/17 §	1,000,000	1,003,194
EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	1,250,000	1,260,492
Tranche B-2 4.500% due 04/30/19 §	500,000	502,875
Plains Exploration & Production Co 4.000% due 11/30/19 §	1,000,000	1,004,583
Samson Investment Co (Initial 2nd Lien) 6.000% due 09/25/18 §	1,000,000	1,010,625

		5,789,386

Financials - 7.6%

Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	995,000	1,001,219
CNO Financial Group Inc Tranche B-2 5.000% due 09/28/18 §	957,969	966,543
First Data Corp 4.211% due 03/23/18 §	1,000,000	954,653
Nuveen Investments Inc due 05/13/17 µ	500,000	502,500
(2nd Lien) 8.250% due 02/28/19 §	1,000,000	1,020,000
(Extended 1st Lien) 5.811% due 05/13/17 §	500,000	503,438
Realogy Corp (Extended) 4.461% due 10/10/16 §	695,319	698,361
(Extended Synthetic Commitment) 4.458% due 10/10/16 §	50,295	50,515
(Synthetic Letter of Credit) 3.209% due 10/10/13 §	64,711	64,994
ROC Finance LLC Term B 8.500% due 08/19/17 §	366,667	375,833
TCW Group due 12/31/19 µ	1,250,000	1,253,125
USI Holdings Corp Term B due 12/31/19 µ	1,500,000	1,498,751

		8,889,932

Health Care - 13.0%

Ardent Medical Services Inc Tranche B due 10/31/19 µ	1,000,000	1,020,000
Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	1,492,500	1,507,958
Biomet Inc Term B-1 due 07/25/17 µ	1,000,000	1,007,496
Capsugel Holdings US Inc (Initial) 4.750% due 08/01/18 §	1,376,157	1,393,359
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	1,250,000	1,261,454
DJO Finance LLC Tranche B-3
6.250% due 09/15/17 §	1,242,491	1,253,364
Hologic Inc Tranche B 4.500% due 08/01/19 §	997,500	1,010,696
Iasis Healthcare LLC Term B 5.000% due 05/03/18 §	989,950	994,899
IMS Health Inc Tranche B 4.500% due 08/26/17 §	997,455	1,005,323
Par Pharmaceutical Cos Term B 5.000% due 09/30/19 §	997,500	998,851
Pharmaceutical Product Development Inc 6.250% due 12/05/18 §	495,000	503,508

	Principal Amount	Value
Quintiles Transitional Corp Term B-2 due 06/30/18 µ	$750,000	$756,094
Sage Products Holdings III LLC (Initial 1st Lien) 5.250% due 12/13/19 §	1,000,000	1,008,750
U.S. Renal Care Inc (Initial 1st Lien) 6.250% due 07/03/19 §	995,000	1,009,925
Valeant Pharmaceuticals International Inc Series C Tranche B due 12/11/19 µ	500,000	504,000

		15,235,677

Industrials - 23.1%

ADS Waste Holdings Inc 5.250% due 10/09/19 §	1,000,000	1,013,750
Air Medical Group Holdings Inc Term B-1 6.500% due 06/30/18 §	1,000,000	1,010,000
AlixPartners LLP Term B-2 (Initial 1st Lien) 6.500% due 06/28/19 §	995,000	1,007,843
Alliant Holdings I LLC (Initial) due 12/20/19 µ	500,000	501,400
AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	846,488	861,301
Camp Systems (1st Lien) 5.250% due 05/31/19 §	997,500	1,005,605
Consolidated Precision Products Term B due 12/31/19 µ	1,250,000	1,256,250
Custom Building Products Inc due 12/14/19 µ	1,000,000	1,000,000
Delos Aircraft Inc 4.750% due 04/12/16 §	1,000,000	1,012,500
Delta Air Lines Inc 5.500% due 04/20/17 §	492,500	498,777
Dematic Serv due 12/31/19 µ	1,500,000	1,505,625
Generac Power Systems Inc 6.250% due 05/30/18 §	748,125	767,451
HD Supply Inc Term B 7.250% due 10/12/17 §	746,250	768,016
Houghton International Inc Term B due 07/30/19 µ	1,000,000	1,010,313
LM US Member LLC
due 10/25/19 µ	500,001	503,653
5.750% due 10/25/19 §	96,154	96,635
(Initial 1st Lien) 5.750% due 10/25/19 §	903,846	910,625
McJunkin Red Man Corp 6.250% due 11/08/19 §	997,500	1,001,241
Navistar Inc Tranche B 7.000% due 08/17/17 §	1,000,000	1,007,500
Osmose Holdings Inc
(Delayed) 6.750% due 11/26/18 §	140,845	141,549
(Initial) 6.750% due 11/26/18 §	1,109,155	1,114,701
Rexnord LLC Term B 4.500% due 04/01/18 §	1,496,250	1,511,681
Roofing Supply Group LLC (Initial) 5.000% due 05/31/19 §	997,500	1,003,111
Sequa Corp (Initial) due 05/28/17 µ	1,000,000	1,008,333
Silver II Borrower SCA (Initial) 5.000% due 12/13/19 §	1,000,000	1,010,089
Terex Corp 4.500% due 04/28/17 §	997,500	1,009,470
Tomkins PLC (1st Lien) 5.250% due 10/31/19 §	500,000	505,000
(Initial 2nd Lien) 9.250% due 05/11/20 §	1,000,000	1,025,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Transdigm Inc Tranche B-2 4.000% due 02/14/17 §	$498,743	$502,751
WCA Waste Corp 5.500% due 03/23/18 §	496,250	499,972
WESCO Distribution Inc Tranche B-1 4.500% due 12/12/19 §	1,000,000	1,006,750

		27,076,892

Information Technology - 5.3%

CCC Info Services Group Inc due 12/14/19 µ	500,000	502,709
Fibertech Term B due 11/22/19 µ	500,000	505,000
Infor Inc Tranche B-2 5.250% due 04/05/18 §	997,500	1,008,566
Kronos Inc (Initial 1st Lien) 5.500% due 10/30/19 §	1,000,000	1,011,875
NXP BV Tranche C 4.750% due 01/10/20 §	1,000,000	1,005,938
Riverbed Technology Inc due 12/18/19 µ	1,000,000	1,010,000
SSI Investments II Ltd 5.000% due 05/26/17 §	742,480	749,905
SunGard Data Systems Inc Tranche D due 01/31/20 µ	450,000	455,063

		6,249,056

Materials - 7.5%

FMG Resources Property Ltd (Australia) 5.250% due 10/02/17 §	1,995,000	2,015,106
FPC Holdings Inc (Initial 1st Lien) 5.250% due 11/19/19 §	1,000,000	1,004,167
Metals USA Inc Tranche B due 12/14/19 µ	1,000,000	995,000
Polyone Corp 5.000% due 12/20/17 §	495,000	500,259
Sealed Air Corp Term B-1 4.000% due 10/03/18 §	1,234,375	1,253,790
Taminco Global Chemical Corp Tranche B-1 5.250% due 02/15/19 §	992,500	1,002,839
UCI International Inc 5.500% due 07/26/17 §	992,405	1,002,329
Univar Inc Term B 5.000% due 06/30/17 §	997,455	997,178

		8,770,668

	Principal Amount	Value
Telecommunication Services - 3.0%

Cricket Communications Inc 4.750% due 10/01/19 §	$500,000	$504,063
Level 3 Financing Inc Tranche B 5.250% due 08/01/19 §	500,000	505,547
Tranche B-II 4.750% due 08/01/19 §	1,000,000	1,005,729
WaveDivision Holdings LLC (Initial) 5.500% due 10/12/19 §	1,500,000	1,517,787

		3,533,126

Utilities - 0.7%

Texas Competitive Electric Holdings Co LLC 3.746% due 10/10/14 §	1,000,000	763,125

Total Senior Loan Notes (Cost $110,638,492)		112,200,039

SHORT-TERM INVESTMENTS - 13.0%

Commercial Paper - 3.2%

Bank of Nova Scotia NY 0.010% due 01/02/13	750,000	750,000
Colgate-Palmolive Co 0.090% due 01/03/13	750,000	749,996
Dover Corp 0.100% due 01/04/13	750,000	749,994
Kimberly-Clark Worldwide Inc 0.080% due 01/09/13	750,000	749,987
Wal-Mart Stores Inc 0.050% due 01/24/13	750,000	749,976

		3,749,953

	Shares
Money Market Fund - 9.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,541,598	11,541,598

Total Short-Term Investments (Cost $15,291,551)		15,291,551

TOTAL INVESTMENTS - 113.4% (Cost $131,189,115)		132,943,010

OTHER ASSETS & LIABILITIES, NET - (13.4%)		(15,670,034)

NET ASSETS - 100.0%		$117,272,976

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $134,000 or 0.1% of net assets as of December 31, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Market Value	Unrealized Appreciation
ROC Finance LLC	$134,000	$136,667	$2,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$5,451,420	$—	$5,451,420	$—
	Senior Loan Notes	112,200,039	—	112,200,039	—
	Short-Term Investments	15,291,551	11,541,598	3,749,953	—
	Unfunded Loan Commitment	2,667	—	2,667	—

	Total	$132,945,677	$11,541,598	$121,404,079	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.5%

PowerShares Senior Loan Portfolio	12,000	$299,760

Total Exchange-Traded Fund (Cost $298,078)		299,760

	Principal Amount

CORPORATE BONDS & NOTES - 93.4%

Consumer Discretionary - 19.8%

99 Cents Only Stores 11.000% due 12/15/19	$50,000	57,250
Beazer Homes USA Inc 9.125% due 06/15/18	25,000	26,187
Boyd Gaming Corp 9.000% due 07/01/20 ~	50,000	49,500
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	50,000	51,500
Cablevision Systems Corp 8.625% due 09/15/17	100,000	117,125
Caesars Entertainment Operating Co Inc 11.250% due 06/01/17	50,000	53,812
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	50,000	50,250
CCO Holdings LLC 6.500% due 04/30/21	50,000	54,188
7.250% due 10/30/17	25,000	27,375
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	100,000	104,625
Chrysler Group LLC 8.000% due 06/15/19	50,000	54,750
CityCenter Holdings LLC 7.625% due 01/15/16	50,000	53,750
CKE Restaurants Inc 11.375% due 07/15/18	50,000	57,750
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	60,000
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22 ~	73,000	76,103
Dana Holding Corp 6.500% due 02/15/19	50,000	53,625
DISH DBS Corp 4.625% due 07/15/17	50,000	52,375
6.750% due 06/01/21	100,000	114,500
Great Canadian Gaming Corp (Canada) 6.625% due 07/25/22 ~	CAD 25,000	26,170
Griffey Intermediate Inc 7.000% due 10/15/20 ~	$100,000	102,750
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	50,000	50,687
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	51,125
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	50,000	50,000
Lennar Corp 4.750% due 11/15/22 ~	50,000	49,125
Limited Brands Inc 5.625% due 02/15/22	50,000	54,625
MGM Resorts International 6.625% due 12/15/21	50,000	50,063
6.750% due 10/01/20 ~	50,000	51,187
7.625% due 01/15/17	100,000	107,500
NPC International Inc 10.500% due 01/15/20	50,000	58,250
Petco Holdings Inc 8.500% due 10/15/17 ~	50,000	51,625

	Principal Amount	Value
PVH Corp 4.500% due 12/15/22	$50,000	$50,750
Scientific Games International Inc 6.250% due 09/01/20 ~	50,000	51,687
Sinclair Television Group Inc 6.125% due 10/01/22 ~	50,000	53,313
Sirius XM Radio Inc 5.250% due 08/15/22 ~	25,000	25,375
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	50,000	50,125
Standard Pacific Corp 8.375% due 05/15/18	100,000	116,500
The Ryland Group Inc 5.375% due 10/01/22	50,000	51,313
The ServiceMaster Co 8.000% due 02/15/20	50,000	52,375
Toys R US Inc 10.375% due 08/15/17	25,000	26,187
Wolverine World Wide Inc 6.125% due 10/15/20 ~	50,000	52,750
XM Satellite Radio Inc 7.625% due 11/01/18 ~	25,000	28,000

		2,376,147

Consumer Staples - 4.0%

Del Monte Corp 7.625% due 02/15/19	50,000	52,375
JBS USA LLC 8.250% due 02/01/20 ~	50,000	53,250
Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	50,000	51,750
9.000% due 04/15/19	100,000	104,500
9.875% due 08/15/19	50,000	53,750
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	50,000	52,625
Spectrum Brands Inc 6.750% due 03/15/20 ~	50,000	53,750
U.S. Foods Inc 8.500% due 06/30/19 ~	50,000	51,250

		473,250

Energy - 17.6%

Access Midstream Partners LP 4.875% due 05/15/23	50,000	50,813
Alpha Natural Resources Inc 9.750% due 04/15/18	100,000	108,500
Arch Coal Inc 7.250% due 06/15/21	50,000	46,375
Atlas Pipeline Escrow LLC 6.625% due 10/01/20 ~	50,000	52,000
Basic Energy Services Inc 7.750% due 02/15/19	100,000	100,000
Bristow Group Inc 6.250% due 10/15/22	50,000	53,688
Chaparral Energy Inc 8.250% due 09/01/21	50,000	54,500
Chesapeake Energy Corp 9.500% due 02/15/15	50,000	56,750
Cimarex Energy Co 5.875% due 05/01/22	50,000	55,000
Concho Resources Inc 5.500% due 10/01/22	50,000	53,000
Crosstex Energy LP 8.875% due 02/15/18	50,000	54,250
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	50,000	50,000
EP Energy LLC 6.875% due 05/01/19	50,000	54,500
EPE Holdings LLC 8.125% due 12/15/17 ~	50,000	49,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
EV Energy Partners LP 8.000% due 04/15/19	$50,000	$53,313
Halcon Resources Corp 8.875% due 05/15/21 ~	50,000	53,250
Holly Energy Partners LP 6.500% due 03/01/20 ~	50,000	53,750
Key Energy Services Inc 6.750% due 03/01/21 ~	50,000	50,000
Linn Energy LLC 7.750% due 02/01/21	100,000	107,000
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	50,000	52,375
Newfield Exploration Co 5.625% due 07/01/24	50,000	54,125
Northern Tier Energy LLC 7.125% due 11/15/20 ~	50,000	52,000
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	50,000	45,250
Oil States International Inc 5.125% due 01/15/23 ~	50,000	50,813
Peabody Energy Corp 6.000% due 11/15/18	50,000	53,375
Plains Exploration & Production Co 6.500% due 11/15/20	50,000	55,625
QEP Resources Inc 5.250% due 05/01/23	50,000	53,750
Regency Energy Partners LP
5.500% due 04/15/23	50,000	53,625
6.500% due 07/15/21	50,000	55,000
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	110,750
Samson Investment Co 9.750% due 02/15/20 ~	50,000	53,125
SandRidge Energy Inc
7.500% due 03/15/21	50,000	53,750
8.000% due 06/01/18 ~	50,000	53,250
SESI LLC 6.375% due 05/01/19	100,000	107,500
Targa Resources Partners LP 5.250% due 05/01/23 ~	50,000	52,000

		2,112,689

Financials - 7.3%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	50,000	50,250
Ally Financial Inc 5.500% due 02/15/17	100,000	107,438
American International Group Inc 8.175% due 05/15/68 §	50,000	65,375
CIT Group Inc 5.375% due 05/15/20	75,000	82,312
E*TRADE Financial Corp 6.000% due 11/15/17	50,000	51,375
First Data Corp
6.750% due 11/01/20 ~	50,000	50,750
12.625% due 01/15/21	75,000	79,312
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	25,000	27,625
Igloo Holdings Corp 8.250% due 12/15/17 ~	50,000	49,625
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	50,000	55,875
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	50,000	50,375
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	53,250
Nuveen Investments Inc 9.500% due 10/15/20 ~	50,000	50,000

	Principal Amount	Value
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	$50,000	$49,500
Realogy Group LLC 7.625% due 01/15/20 ~	50,000	56,875

		879,937

Health Care - 8.5%

Biomet Inc 6.500% due 08/01/20 ~	50,000	53,312
CDRT Holding Corp 9.250% due 10/01/17 ~	50,000	51,250
CHS/Community Health Systems Inc
5.125% due 08/15/18	25,000	26,125
7.125% due 07/15/20	50,000	53,437
DaVita Health Care Partners Inc 5.750% due 08/15/22	50,000	52,938
DJO Finance LLC 7.750% due 04/15/18	50,000	48,375
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	50,000	54,500
HCA Holdings Inc 6.250% due 02/15/21	100,000	102,750
HCA Inc 5.875% due 03/15/22	100,000	109,250
HealthSouth Corp 5.750% due 11/01/24	50,000	51,125
inVentiv Health Inc 9.000% due 01/15/18 ~	50,000	50,625
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	50,000	52,875
Sky Growth Acquisition Corp 7.375% due 10/15/20 ~	50,000	50,000
Tenet Healthcare Corp
4.750% due 06/01/20 ~	50,000	50,875
8.000% due 08/01/20	50,000	54,094
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	104,000
VPI Escrow Corp 6.375% due 10/15/20 ~	50,000	53,875

		1,019,406

Industrials - 11.2%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	50,000	52,750
Air Lease Corp 5.625% due 04/01/17	50,000	53,250
Ashtead Capital Inc 6.500% due 07/15/22 ~	50,000	54,500
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	111,000
B/E Aerospace Inc 5.250% due 04/01/22	50,000	53,250
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	103,250
Clean Harbors Inc 5.125% due 06/01/21 ~	50,000	52,000
Cleaver-Brooks Inc 8.750% due 12/15/19 ~	50,000	51,750
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	50,000	52,250
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	50,000	53,500
FTI Consulting Inc 6.000% due 11/15/22 ~	50,000	52,000
HD Supply Inc
8.125% due 04/15/19 ~	50,000	57,125
11.500% due 07/15/20 ~	50,000	56,437
HDTFS Inc 5.875% due 10/15/20 ~	50,000	52,500
International Lease Finance Corp 6.250% due 05/15/19	100,000	107,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Jaguar Holding Co I 9.375% due 10/15/17 ~	$50,000	$52,750
Nortek Inc 8.500% due 04/15/21 ~	50,000	55,625
Roofing Supply Group LLC 10.000% due 06/01/20 ~	50,000	56,250
United Rentals North America Inc
5.750% due 07/15/18 ~	50,000	54,125
8.375% due 09/15/20	50,000	55,625
US Airways Pass-Through Trust ‘A’ 7.125% due 04/22/25	47,174	53,071
US Airways Pass-Through Trust ‘B’ 6.750% due 12/03/22	50,000	51,688

		1,341,696

Information Technology - 1.2%

Advanced Micro Devices Inc 7.500% due 08/15/22 ~	50,000	41,375
CDW LLC 8.500% due 04/01/19	50,000	54,375
Freescale Semiconductor Inc 8.050% due 02/01/20	50,000	50,000

		145,750

Materials - 12.9%

AK Steel Corp 8.375% due 04/01/22	50,000	43,250
Alphabet Holding Co Inc 7.750% due 11/01/17 ~	50,000	51,625
ArcelorMittal (Luxembourg)
6.750% due 02/25/22	75,000	78,773
7.250% due 03/01/41	25,000	23,203
Ardagh Packaging Finance PLC (Ireland)
9.125% due 10/15/20 ~	25,000	27,375
9.125% due 10/15/20 ~	100,000	109,000
Berry Plastics Corp 9.500% due 05/15/18	50,000	55,250
BOE Merger Corp 9.500% due 11/01/17 ~	50,000	50,250
Boise Cascade LLC 6.375% due 11/01/20 ~	100,000	103,250
Building Materials Corp of America 6.875% due 08/15/18 ~	50,000	54,250
Celanese US Holdings LLC 4.625% due 11/15/22	50,000	52,625
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	50,000	51,125
FMG Resources Property Ltd (Australia) 6.875% due 02/01/18 ~	100,000	103,625
7.000% due 11/01/15 ~	50,000	52,750
Hexion U.S. Finance Corp 9.000% due 11/15/20	50,000	45,875
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	50,000	52,625
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	56,750
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	50,000	55,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	50,000	52,000
Novelis Inc (Canada) 8.375% due 12/15/17	50,000	55,375
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	50,000	54,813
Sawgrass Merger Sub Inc 8.750% due 12/15/20 ~	50,000	50,625
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	114,750

	Principal Amount	Value
Taminco Acquisition Corp 9.125% due 12/15/17 ~	$50,000	$49,625
Tronox Finance LLC 6.375% due 08/15/20 ~	50,000	50,687
Walter Energy Inc 9.875% due 12/15/20 ~	50,000	56,000

		1,550,976

Telecommunication Services - 7.7%

Clearwire Communications LLC 12.000% due 12/01/15 ~	50,000	53,750
Cricket Communications Inc 7.750% due 10/15/20	100,000	102,500
Crown Castle International Corp 5.250% due 01/15/23 ~	50,000	53,688
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	75,000	81,000
Frontier Communications Corp
7.125% due 01/15/23	50,000	53,188
8.250% due 04/15/17	50,000	58,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	114,250
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	125,000	133,281
Level 3 Financing Inc 7.000% due 06/01/20 ~	50,000	52,437
Sprint Capital Corp 6.875% due 11/15/28	50,000	52,250
Sprint Nextel Corp
9.000% due 11/15/18 ~	50,000	61,875
9.125% due 03/01/17	50,000	59,125
Telesat LLC (Canada) 6.000% due 05/15/17 ~	50,000	52,750

		928,094

Utilities - 3.2%

Calpine Corp 7.500% due 02/15/21 ~	42,000	46,620
GenOn Energy Inc 9.875% due 10/15/20	50,000	58,000
NRG Energy Inc 7.625% due 01/15/18	100,000	111,500
Puget Energy Inc 5.625% due 07/15/22	50,000	53,995
The AES Corp 7.375% due 07/01/21	100,000	111,500

		381,615

Total Corporate Bonds & Notes (Cost $10,593,239)		11,209,560

	Shares

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	324,881	324,881

Total Short-Term Investment (Cost $324,881)		324,881

TOTAL INVESTMENTS - 98.6% (Cost $11,216,198)		11,834,201

OTHER ASSETS & LIABILITIES, NET - 1.4%		169,754

NET ASSETS - 100.0%		$12,003,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$299,760	$299,760	$—	$—
	Corporate Bonds & Notes	11,209,560	—	11,052,551	157,009
	Short-Term Investment	324,881	324,881	—	—

	Total	$11,834,201	$624,641	$11,052,551	$157,009

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	100,000
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	3,938
Transfers In	53,071
Transfers Out	—

Value, End of Period	$157,009

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$3,938

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 98.4%

Commercial Paper - 83.9%

AstraZeneca PLC (United Kingdom) 0.140% due 01/04/13	$300,000	$299,996
Baker Hughes Inc 0.160% due 02/19/13	1,000,000	999,782
Bank of Nova Scotia NY 0.120% due 01/02/13	1,000,000	999,997
Chevron Corp 0.140% due 01/04/13	750,000	749,991
Dover Corp 0.100% due 01/04/13	1,000,000	999,992
Emerson Electric Co 0.150% due 03/21/13	1,200,000	1,199,605
General Electric Capital Corp 0.020% due 01/03/13	500,000	499,999
0.090% due 03/18/13	900,000	899,829
GlaxoSmithKline Finance PLC (United Kingdom) 0.150% due 01/31/13	1,000,000	999,875
Google Inc 0.090% due 01/16/13	1,300,000	1,299,951
John Deere Financial Inc (Canada) 0.150% due 01/28/13	700,000	699,921
Kimberly-Clark Worldwide Inc 0.090% due 01/14/13	1,250,000	1,249,959
Nestle Capital Corp 0.020% due 01/23/13	500,000	499,994
0.040% due 01/17/13	900,000	899,984
NetJets Inc 0.100% due 01/07/13	1,318,000	1,317,978
Northwestern University 0.140% due 01/28/13	400,000	399,958
0.150% due 01/15/13	900,000	899,947
Parker-Hannifin Corp 0.110% due 01/10/13	400,000	399,989
PepsiCo Inc 0.048% due 01/28/13	1,400,000	1,399,948
Philip Morris International Inc 0.110% due 01/28/13	1,300,000	1,299,893
Praxair Inc 0.090% due 01/10/13	1,000,000	999,978
Roche Holdings Inc 0.100% due 01/08/13	500,000	499,990

	Principal Amount	Value
Rockwell Collins Inc 0.120% due 01/08/13	$900,000	$899,979
Royal Bank of Canada (Canada) 0.050% due 01/07/13	1,300,000	1,299,989
The Coca-Cola Co 0.110% due 01/18/13	315,000	314,984
0.130% due 02/12/13	1,000,000	999,848
The Procter & Gamble Co 0.160% due 03/04/13	1,250,000	1,249,656
The Walt Disney Co 0.120% due 03/22/13	1,400,000	1,399,627
Toronto-Dominion Holdings USA Inc 0.190% due 01/03/13	750,000	749,992
Toyota Motor Credit Corp 0.190% due 01/02/13	1,300,000	1,299,993
Wal-Mart Stores Inc 0.050% due 01/24/13	700,000	699,978
0.110% due 01/29/13	400,000	399,966

		28,830,568

U.S. Treasury Bills - 14.0%

0.091% due 03/07/13	1,250,000	1,249,792
0.104% due 02/14/13	1,500,000	1,499,808
0.108% due 01/24/13	1,300,000	1,299,910
0.131% due 05/23/13	750,000	749,607

		4,799,117

	Shares
Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	163,849	163,849

Total Short-Term Investments (Amortized Cost $33,793,534)		33,793,534

TOTAL INVESTMENTS - 98.4% (Amortized Cost $33,793,534)		33,793,534

OTHER ASSETS & LIABILITIES, NET - 1.6%		553,831

NET ASSETS - 100.0%		$34,347,365

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$33,793,534	$163,849	$33,629,685	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.4%

Austria - 0.4%

OGX Austria GmbH 8.375% due 04/01/22 ~	$200,000	$167,500
8.500% due 06/01/18 ~	200,000	181,000

		348,500

Azerbaijan - 0.3%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	200,000	220,500

Barbados - 0.7%

Columbus International Inc 11.500% due 11/20/14 ~	500,000	560,000

Bermuda -1.9%

Central European Media Enterprises Ltd 11.625% due 09/15/16 ~	EUR 250,000	348,964
China Oriental Group Co Ltd 8.000% due 08/18/15 ~	$200,000	208,000
Digicel Group Ltd 8.250% due 09/30/20 ~	300,000	331,500
10.500% due 04/15/18 ~	100,000	111,000
Digicel Ltd 7.000% due 02/15/20 ~	200,000	216,000
Qtel International Finance Ltd 7.875% due 06/10/19 ~	260,000	341,900

		1,557,364

Cayman - 5.8%

Agile Property Holdings Ltd 8.875% due 04/28/17 ~	100,000	108,500
Central China Real Estate Ltd 12.250% due 10/20/15 ~	100,000	111,500
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	200,000	231,000
Country Garden Holdings Co Ltd 11.250% due 04/22/17 ~	200,000	227,000
Dar Al-Arkan International Sukuk Co II 10.750% due 02/18/15 ~	300,000	328,200
DP World Sukuk Ltd 6.250% due 07/02/17	100,000	112,625
Dubai DOF Sukuk Ltd 6.396% due 11/03/14	110,000	118,910
Dubai Holding Commercial Operations MTN Ltd 4.750% due 01/30/14	EUR 350,000	455,055
6.000% due 02/01/17	GBP 200,000	316,282
Emaar Sukuk Ltd 6.400% due 07/18/19	$200,000	218,000
Evergrande Real Estate Group Ltd 7.500% due 01/19/14 ~	CNY 1,000,000	161,681
9.250% due 01/19/16 ~	1,400,000	225,781
13.000% due 01/27/15 ~	$250,000	273,750
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	200,000	223,500
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	200,000	158,000
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	50,000	58,125
JBS Finance II Ltd 8.250% due 01/29/18 ~	300,000	321,000
Kuwait Projects Co 9.375% due 07/15/20	200,000	247,000
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	200,000	222,500

	Principal Amount	Value
Marfrig Overseas Ltd 9.500% due 05/04/20	$300,000	$260,250
Mongolian Mining Corp 8.875% due 03/29/17 ~	200,000	215,000
Nile Finance Ltd 5.250% due 08/05/15 ~	120,000	120,300
Shimao Property Holdings Ltd 9.650% due 08/03/17 ~	100,000	110,416

		4,824,375

Chile - 1.1%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	131,566
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	130,000	141,088
7.500% due 01/15/19 ~	180,000	232,642
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	100,000	110,714
6.250% due 07/08/19 ~	130,000	150,120
Inversiones Alsacia SA 8.000% due 08/18/18	140,334	141,563

		907,693

Colombia - 0.2%

Ecopetrol SA 7.625% due 07/23/19	100,000	129,750

El Salvador - 0.1%

Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	100,000	108,750

Georgia - 0.3%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	229,000

Hong Kong - 0.7%

Bank of China Ltd 5.550% due 02/11/20 ~	200,000	225,972
Fosun International Ltd 7.500% due 05/12/16 ~	200,000	210,250
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	150,000	166,156

		602,378

Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	226,850
P.T. Perusahaan Listrik Negara 5.250% due 10/24/42 ~	50,000	51,625

		278,475

Ireland - 2.8%

Alfa Bank OJSC 7.500% due 09/26/19 ~	200,000	212,096
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	200,000	207,715
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	200,000	210,750
MTS International Funding Ltd 8.625% due 06/22/20 ~	300,000	379,875
Rosneft Oil Co 4.199% due 03/06/22 ~	200,000	204,000
VEB-Leasing 5.125% due 05/27/16 ~	200,000	211,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Vnesheconombank 5.450% due 11/22/17 ~	$50,000	$55,750
6.800% due 11/22/25 ~	280,000	344,400
6.902% due 07/09/20 ~	410,000	501,246

		2,327,582

Kazakhstan - 1.2%

ATF Bank JSC 9.000% due 05/11/16 ~	100,000	97,725
Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	222,750
Halyk Savings Bank of Kazakhstan JSC 7.250% due 05/03/17 ~	200,000	219,800
Kazkommertsbank JSC 7.500% due 11/29/16 ~	200,000	183,760
8.000% due 11/03/15 ~	300,000	289,575

		1,013,610

Luxembourg - 4.2%

Altice Financing SA 7.875% due 12/15/19 ~	200,000	212,500
Evraz Group SA 6.750% due 04/27/18 ~	300,000	309,750
9.500% due 04/24/18 ~	100,000	114,500
MHP SA 10.250% due 04/29/15 ~	400,000	425,000
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	360,750
Promsvyazbank OJSC 8.500% due 04/25/17 ~	200,000	205,500
10.200% due 11/06/19 ~	200,000	207,239
Russian Standard Bank 9.250% due 07/11/17 ~	200,000	207,500
Sberbank of Russia 6.125% due 02/07/22 ~	200,000	229,000
Severstal OAO 6.250% due 07/26/16 ~	200,000	214,200
6.700% due 10/25/17 ~	100,000	110,000
TMK OAO 7.750% due 01/27/18 ~	500,000	527,500
VTB Bank OJSC 6.000% due 04/12/17 ~	200,000	216,700
6.875% due 05/29/18 ~	130,000	147,095

		3,487,234

Malaysia - 0.8%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20	100,000	114,323
MMI International Ltd 8.000% due 03/01/17 ~	200,000	213,000
Petronas Capital Ltd 5.250% due 08/12/19 ~	150,000	178,595
7.875% due 05/22/22 ~	100,000	143,191

		649,109

Mexico - 2.1%

Cemex SAB de CV 9.000% due 01/11/18 ~	200,000	217,500
Comision Federal de Electricidad 5.750% due 02/14/42 ~	200,000	228,500
Corp GEO SAB de CV 9.250% due 06/30/20 ~	200,000	217,000
Desarrolladora Homex SAB de CV 9.500% due 12/11/19 ~	100,000	108,500
9.750% due 03/25/20 ~	100,000	109,000
Petroleos Mexicanos 5.500% due 06/27/44	70,000	77,175
6.000% due 03/05/20	70,000	84,000
6.500% due 06/02/41	200,000	252,000
8.000% due 05/03/19	110,000	144,296

	Principal Amount	Value
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 ~	$100,000	$95,500
9.750% due 02/03/22 ~	200,000	190,000

		1,723,471

Netherlands - 4.7%

DTEK Finance BV 9.500% due 04/28/15 ~	200,000	202,490
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	220,000	267,300
6.950% due 07/10/42 ~	100,000	126,000
Kazkommerts International BV 7.875% due 04/07/14 ~	100,000	100,550
KazMunaiGaz Finance Sub BV 6.375% due 04/09/21 ~	280,000	344,050
7.000% due 05/05/20 ~	240,000	300,000
9.125% due 07/02/18 ~	100,000	132,625
11.750% due 01/23/15 ~	70,000	83,912
Lukoil International Finance BV 6.656% due 06/07/22 ~	100,000	122,250
Majapahit Holding BV 7.750% due 10/17/16 ~	170,000	201,662
7.750% due 01/20/20 ~	120,000	151,500
8.000% due 08/07/19 ~	130,000	165,100
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	200,000	171,500
Metinvest BV 8.750% due 02/14/18 ~	500,000	488,750
OSX 3 Leasing BV 9.250% due 03/20/15 ~	100,000	103,625
Polish Television Holding BV 11.250% due 05/15/17 ~	EUR 100,000	144,535
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$400,000	459,500
WPE International Cooperatief UA 10.375% due 09/30/20 ~	100,000	87,000
Zhaikmunai LP 7.125% due 11/13/19 ~	200,000	210,000

		3,862,349

Peru - 0.2%

CFG Investment SAC 9.750% due 07/30/19 ~	200,000	153,770

Philippines - 0.7%

Development Bank of Philippines 5.500% due 03/25/21	200,000	230,752
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	260,000	364,650

		595,402

Singapore - 0.3%

Yanlord Land Group Ltd 10.625% due 03/29/18 ~	200,000	229,000

South Africa - 1.1%

African Bank Ltd 8.125% due 02/24/17 ~	200,000	218,500
Edcon Holdings Proprietary Ltd 5.683% due 06/15/15 § ~	EUR 100,000	123,020
Edcon Proprietary Ltd § 3.433% due 06/15/14 ~	300,000	382,128
Foodcorp Proprietary Ltd 8.750% due 03/01/18 ~	100,000	146,680

		870,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$300,000	$328,500

Sri Lanka - 0.3%

Bank of Ceylon 6.875% due 05/03/17 ~	200,000	216,500

Sweden - 0.9%

Eileme 2 AB 11.625% due 01/31/20 ~	200,000	235,000
11.750% due 01/31/20 ~	EUR 200,000	310,190
TVN Finance Corp II AB 10.750% due 11/15/17 ~	150,000	219,773

		764,963

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$340,000	350,625

United Arab Emirates - 1.9%

Dolphin Energy Ltd 5.888% due 06/15/19 ~	136,134	153,831
DP World Ltd 6.850% due 07/02/37 ~	400,000	470,500
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	240,000	296,400
8.500% due 04/22/15 ~	380,000	431,300
Emirates Airline 5.125% due 06/08/16 ~	200,000	211,000

		1,563,031

United Kingdom - 3.9%

Afren PLC 10.250% due 04/08/19 ~	200,000	234,966
11.500% due 02/01/16 ~	200,000	233,000
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	250,000	273,750
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	200,000	260,468
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	300,000	292,500
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	215,000
Oschadbank 8.250% due 03/10/16	290,000	276,950
Privatbank CJSC 9.375% due 09/23/15	150,000	141,472
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	300,000	324,165
6.300% due 11/12/40 ~	100,000	120,618
Sinopec Group Overseas Development Ltd 3.900% due 05/17/22 ~	200,000	216,532
Star Energy Geothermal Wayang Windu Ltd 11.500% due 02/12/15 ~	100,000	107,620
Ukreximbank 8.375% due 04/27/15 ~	320,000	318,800
Vedanta Resources PLC 8.250% due 06/07/21 ~	200,000	222,500

		3,238,341

United States - 1.0%

CEDC Finance Corp International Inc 8.875% due 12/01/16 ~	EUR 150,000	120,776
Cemex Finance LLC 9.500% due 12/14/16 ~	$100,000	109,250
NII Capital Corp 7.625% due 04/01/21	300,000	228,750

	Principal Amount	Value
Pemex Project Funding Master Trust 5.750% due 03/01/18	$90,000	$105,525
Reliance Holdings USA Inc 6.250% due 10/19/40 ~	250,000	288,379

		852,680

Venezuela - 0.7%

Petroleos de Venezuela SA 5.250% due 04/12/17 ~	150,000	131,625
5.375% due 04/12/27 ~	290,000	204,450
5.500% due 04/12/37 ~	110,000	75,900
12.750% due 02/17/22 ~	110,000	123,915

		535,890

Total Corporate Bonds & Notes (Cost $30,422,987)		32,529,170

FOREIGN GOVERNMENT BONDS & NOTES - 56.1%

Argentina - 1.6%

Argentina Boden 7.000% due 10/03/15	440,000	402,600
Argentina Bonar 7.000% due 09/12/13	144,000	146,160
Argentine Republic Government 2.500% due 12/31/38 §	134,000	48,776
8.280% due 12/31/33	917,022	654,583
8.750% due 06/02/17	115,000	102,350

		1,354,469

Belarus - 1.0%

Republic of Belarus 8.750% due 08/03/15 ~	310,000	319,114
8.950% due 01/26/18 ~	480,000	496,800

		815,914

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	100,000	97,750

Brazil - 8.3%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	100,000	118,250
6.500% due 06/10/19 ~	270,000	332,100
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 05/15/15 ^	BRL 150,000	179,301
6.000% due 08/15/16 ^	950,000	1,181,242
6.000% due 08/15/20 ^	890,000	1,172,912
6.000% due 08/15/50 ^	290,000	445,220
Brazilian Government 2.625% due 01/05/23	$200,000	201,300
4.875% due 01/22/21	600,000	726,000
5.625% due 01/07/41	310,000	407,650
5.875% due 01/15/19	190,000	235,980
6.000% due 01/17/17	70,000	82,775
7.125% due 01/20/37	420,000	644,700
8.250% due 01/20/34	300,000	506,250
8.875% due 04/15/24	150,000	242,250
10.125% due 05/15/27	220,000	403,700

		6,879,630

Chile - 0.1%

Chile Government 3.250% due 09/14/21	100,000	109,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Colombia - 2.7%

Columbia Government 4.375% due 07/12/21	$200,000	$231,040
6.125% due 01/18/41	390,000	536,880
7.375% due 01/27/17	160,000	198,240
7.375% due 03/18/19	240,000	316,680
7.375% due 09/18/37	140,000	218,470
8.125% due 05/21/24	280,000	422,800
10.375% due 01/28/33	20,000	37,000
11.750% due 02/25/20	170,000	275,740

		2,236,850

Costa Rica - 0.3%

Costa Rica Government 4.250% due 01/26/23 ~	240,000	243,360

Croatia - 1.4%

Croatia Government 6.250% due 04/27/17 ~	200,000	219,800
6.375% due 03/24/21 ~	240,000	274,200
6.625% due 07/14/20 ~	300,000	344,250
6.750% due 11/05/19 ~	300,000	345,375

		1,183,625

Dominican Republic - 0.4%

Dominican Republic 7.500% due 05/06/21 ~	270,000	315,630

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	100,000	100,500

Egypt - 0.2%

Egypt Government 5.750% due 04/29/20 ~	100,000	100,000
6.875% due 04/30/40 ~	100,000	95,250

		195,250

El Salvador - 0.8%

El Salvador Government 5.875% due 01/30/25 ~	120,000	121,920
7.625% due 02/01/41 ~	180,000	206,550
7.650% due 06/15/35 ~	270,000	309,825

		638,295

Ghana - 0.2%

Republic of Ghana 8.500% due 10/04/17 ~	130,000	150,800

Hungary - 1.1%

Hungary Government 6.250% due 01/29/20	270,000	299,363
6.375% due 03/29/21	304,000	337,136
7.625% due 03/29/41	240,000	278,400

		914,899

Indonesia - 2.7%

Indonesia Government 4.875% due 05/05/21 ~	110,000	126,913
5.875% due 03/13/20 ~	190,000	229,425
6.625% due 02/17/37 ~	100,000	134,500
6.875% due 01/17/18 ~	320,000	392,000
7.500% due 01/15/16 ~	150,000	175,875
7.750% due 01/17/38 ~	190,000	287,850
8.500% due 10/12/35 ~	340,000	546,550

	Principal Amount	Value
10.375% due 05/04/14 ~	$60,000	$67,125
11.625% due 03/04/19 ~	170,000	257,975

		2,218,213

Iraq - 0.8%

Republic of Iraq 5.800% due 01/15/28 ~	680,000	647,700

Ivory Coast - 1.3%

Ivory Coast Government 5.750% due 12/31/32 ~ Ω	1,160,000	1,090,400

Jordan - 0.4%

Jordan Government 3.875% due 11/12/15 ~	310,000	301,320

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	190,000	206,672

Latvia - 0.4%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	298,200

Lebanon - 1.2%

Lebanon Government 5.150% due 11/12/18	50,000	50,125
6.100% due 10/04/22 ~	370,000	374,625
6.375% due 03/09/20	240,000	252,600
6.600% due 11/27/26	170,000	172,975
8.250% due 04/12/21 ~	90,000	104,400
8.500% due 01/19/16 ~	30,000	33,750

		988,475

Lithuania - 1.7%

Lithuania Government 5.125% due 09/14/17 ~	120,000	135,750
6.125% due 03/09/21 ~	280,000	346,164
6.625% due 02/01/22 ~	400,000	513,020
7.375% due 02/11/20 ~	320,000	418,400

		1,413,334

Mexico - 5.0%

Mexican Bonos 7.750% due 05/29/31	MXN 2,500,000	227,221
8.500% due 05/31/29	5,070,000	494,632
10.000% due 11/20/36	9,300,000	1,042,113
Mexico Government 3.625% due 03/15/22	$100,000	109,275
4.750% due 03/08/44	168,000	190,260
5.125% due 01/15/20	320,000	384,000
5.625% due 01/15/17	140,000	163,100
5.750% due 10/12/10	274,000	331,540
5.950% due 03/19/19	140,000	172,900
6.050% due 01/11/40	490,000	659,540
6.750% due 09/27/34	250,000	361,250

		4,135,831

Mongolia - 0.2%

Mongolia Government 5.125% due 12/05/22 ~	200,000	197,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	$200,000	$202,500
5.500% due 12/11/42 ~	200,000	205,500

		408,000

Nigeria - 0.3%

Nigeria Government 6.750% due 01/28/21 ~	200,000	237,500

Pakistan - 0.5%

Pakistan Government 7.125% due 03/31/16 ~	400,000	378,000

Panama - 0.9%

Panama Government 6.700% due 01/26/36	220,000	313,500
7.250% due 03/15/15	130,000	146,120
8.875% due 09/30/27	90,000	146,925
9.375% due 04/01/29	90,000	154,350

		760,895

Peru - 1.3%

Peruvian Government 7.125% due 03/30/19	50,000	65,700
7.350% due 07/21/25	250,000	363,500
8.375% due 05/03/16	120,000	148,260
8.750% due 11/21/33	280,000	487,900

		1,065,360

Philippines - 2.7%

Philippine Government 4.000% due 01/15/21	280,000	315,000
5.000% due 01/13/37	170,000	207,188
5.500% due 03/30/26	230,000	291,525
6.375% due 10/23/34	200,000	281,500
7.750% due 01/14/31	150,000	230,813
8.375% due 06/17/19	130,000	179,888
9.500% due 02/02/30	260,000	452,075
10.625% due 03/16/25	170,000	295,800

		2,253,789

Poland - 1.5%

Poland Government 3.000% due 03/17/23	250,000	250,000
5.000% due 03/23/22	540,000	639,090
6.375% due 07/15/19	250,000	312,618

		1,201,708

Qatar - 0.5%

Qatar Government 5.750% due 01/20/42 ~	200,000	261,000
6.400% due 01/20/40 ~	100,000	140,320

		401,320

Romania - 0.6%

Romanian Government 6.750% due 02/07/22 ~	400,000	487,500

Russia - 1.9%

Russian Foreign Bond 5.000% due 04/29/20 ~	100,000	118,300
5.625% due 04/04/42 ~	200,000	249,000
7.500% due 03/31/30 § ~	852,500	1,096,656
12.750% due 06/24/28 ~	70,000	142,100

		1,606,056

	Principal Amount	Value
Senegal - 0.3%

Senegal Government 8.750% due 05/13/21 ~	$200,000	$238,000

Serbia - 0.3%

Republic of Serbia 7.250% due 09/28/21 ~	240,000	276,900

Slovenia - 0.2%

Slovenia Government 5.500% due 10/26/22 ~	130,000	136,825

South Africa - 1.1%

South Africa Government 5.500% due 03/09/20	130,000	154,700
5.875% due 05/30/22	250,000	310,903
6.250% due 03/08/41	100,000	133,250
6.875% due 05/27/19	270,000	339,930

		938,783

Sri Lanka - 0.4%

Sri Lanka Government 6.250% due 07/27/21 ~	200,000	218,906
7.400% due 01/22/15 ~	100,000	108,000

		326,906

Turkey - 3.7%

Turkey Government 5.625% due 03/30/21	200,000	238,500
6.000% due 01/14/41	200,000	250,250
6.750% due 04/03/18	410,000	496,612
6.750% due 05/30/40	140,000	190,575
6.875% due 03/17/36	230,000	311,363
7.000% due 09/26/16	160,000	187,800
7.000% due 03/11/19	110,000	137,198
7.000% due 06/05/20	40,000	51,100
7.250% due 03/15/15	140,000	155,988
7.250% due 03/05/38	90,000	127,530
7.375% due 02/05/25	320,000	434,400
7.500% due 07/14/17	160,000	195,352
8.000% due 02/14/34	90,000	135,225
11.875% due 01/15/30	60,000	117,975

		3,029,868

Ukraine - 1.7%

Financing of Infrastructural Projects State Enterprise 9.000% due 12/07/17 ~	100,000	100,500
Ukraine Government 6.250% due 06/17/16 ~	200,000	199,500
6.875% due 09/23/15 ~	120,000	121,500
7.750% due 09/23/20 ~	200,000	206,500
7.800% due 11/28/22 ~	200,000	201,028
9.250% due 07/24/17 ~	500,000	545,000

		1,374,028

United Arab Emirates - 0.3%

Emirate of Dubai Government 7.750% due 10/05/20 ~	170,000	215,050

Uruguay - 1.7%

Uruguay Government 4.125% due 11/20/45	304,374	306,002
7.625% due 03/21/36	130,000	202,020
7.875% due 01/15/33 §	310,000	482,515
8.000% due 11/18/22	259,277	377,767

		1,368,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Principal Amount	Value
Venezuela - 2.9%

Venezuela Government 6.000% due 12/09/20 ~	$130,000	$109,200
7.000% due 03/31/38 ~	10,000	8,050
7.650% due 04/21/25	80,000	70,800
7.750% due 10/13/19 ~	210,000	198,975
8.250% due 10/13/24 ~	130,000	120,250
8.500% due 10/08/14	160,000	164,480
9.000% due 05/07/23 ~	176,000	171,600
9.250% due 09/15/27	190,000	190,950
9.250% due 05/07/28 ~	200,000	198,000
10.750% due 09/19/13	50,000	51,625
11.750% due 10/21/26 ~	340,000	385,050
11.950% due 08/05/31 ~	387,000	442,148
12.750% due 08/23/22 ~	227,000	265,590

		2,376,718

Vietnam - 0.5%

Vietnam Government 6.750% due 01/29/20 ~	200,000	229,000
6.875% due 01/15/16 ~	140,000	153,650

		382,650

Zambia - 0.1%

Zambia Government 5.375% due 09/20/22 ~	100,000	100,000

Total Foreign Government Bonds & Notes (Cost $43,597,211)		46,297,277

	Shares	Value
SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,282,879	$2,282,879

Total Short-Term Investment (Cost $2,282,879)		2,282,879

TOTAL INVESTMENTS - 98.3% (Cost $76,303,077)		81,109,326

OTHER ASSETS & LIABILITIES, NET - 1.7%		1,375,626

NET ASSETS - 100.0%		$82,484,952

Notes to Schedule of Investments

(a)	An investment with a value of $1,090,400 or 1.3% of the fund’s net assets was in default as of December 31, 2012.

(b)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	1,538,700	USD	740,650	01/13	SCB	$10,535
BRL	1,544,732	USD	740,000	02/13	UBS	10,857
INR	97,186,800	USD	1,777,699	01/13	SCB	(9,223)
KRW	848,059,500	USD	777,216	01/13	SCB	13,962
MXN	3,951,702	USD	294,947	02/13	JPM	9,456
PLN	3,861,636	USD	1,198,503	01/13	BOA	44,851
PLN	1,654,987	USD	509,430	01/13	DUB	23,485
RUB	26,444,026	USD	833,263	01/13	UBS	27,330
RUB	13,437,500	USD	432,352	02/13	BRC	3,099
RUB	25,681,580	USD	820,000	03/13	GSC	8,658
USD	750,219	BRL	1,538,700	01/13	ING	(965)
USD	39,673	BRL	81,480	02/13	HSB	67
USD	1,026,251	BRL	2,179,025	03/13	DUB	(29,562)
USD	1,038,175	BRL	2,179,025	03/13	UBS	(17,639)
USD	731,426	BRL	1,538,700	04/13	SCB	(11,197)
USD	302,665	CNY	1,907,850	01/13	MSC	(3,167)
USD	2,223,250	EUR	1,704,201	01/13	DUB	(26,500)
USD	285,338	GBP	176,713	01/13	BRC	(1,713)
USD	203,378	INR	11,200,000	01/13	SCB	(425)
USD	45,333	MXN	590,000	01/13	MSC	(231)
USD	52,080	MXN	680,000	03/13	JPM	(167)
USD	1,710,595	PLN	5,424,981	01/13	UBS	(36,118)
USD	1,289,353	RUB	39,988,004	01/13	BRC	(12,014)

Total Forward Foreign Currency Contracts						$3,379

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(c)	Swap agreements outstanding as of December 31, 2012 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Brazil Cetip Interbank Deposit Rate	HSB	Pay	9.040%	01/02/17	BRL 406,597	$4,743	$—	$4,743

Total Swap Agreements						$4,743	$—	$4,743

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$32,529,170	$—	$32,529,170	$—
	Foreign Government Bonds & Notes	46,297,277	—	46,297,277	—
	Short-Term Investment	2,282,879	2,282,879	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	152,300	—	152,300	—
	Interest Rate Contracts
	Swaps	4,743	—	4,743	—

	Total Assets Derivatives	157,043	—	157,043	—

	Total Assets	81,266,369	2,282,879	78,983,490	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(148,921)	—	(148,921)	—

	Total Liabilities	(148,921)	—	(148,921)	—

	Total	$81,117,448	$2,282,879	$78,834,569	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 15.4%

Carnival Corp (Panama)	57,895	$2,128,799
Comcast Corp ‘A’	149,011	5,570,031
General Motors Co *	160,461	4,626,091
Kohl’s Corp	21,849	939,070
Lowe’s Cos Inc	80,887	2,873,106
Newell Rubbermaid Inc	48,832	1,087,489
News Corp ‘B’	136,834	3,590,524
Staples Inc	114,537	1,305,722
Target Corp	29,877	1,767,822
Time Warner Cable Inc	54,903	5,336,023
Time Warner Inc	33,892	1,621,054
Viacom Inc ‘B’	89,798	4,735,947

		35,581,678

Consumer Staples - 6.0%

Archer-Daniels-Midland Co	55,149	1,510,531
CVS Caremark Corp	76,824	3,714,440
Kraft Foods Group Inc	22,562	1,025,894
Mondelez International Inc ‘A’	78,499	1,999,370
The Procter & Gamble Co	12,037	817,192
Tyson Foods Inc ‘A’	66,772	1,295,377
Unilever NV ‘NY’ (Netherlands)	74,202	2,841,937
Wal-Mart Stores Inc	9,932	677,660

		13,882,401

Energy - 13.6%

BP PLC ADR (United Kingdom)	121,858	5,074,167
Chevron Corp	29,558	3,196,402
Halliburton Co	130,506	4,527,253
Murphy Oil Corp	61,898	3,686,026
Noble Corp (Switzerland)	33,547	1,168,107
Occidental Petroleum Corp	31,405	2,405,937
QEP Resources Inc	96,796	2,930,015
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	57,464	3,962,143
Weatherford International Ltd (Switzerland) *	407,086	4,555,292

		31,505,342

Financials - 23.0%

Aflac Inc	16,329	867,396
Bank of America Corp	323,362	3,750,999
Citigroup Inc	213,379	8,441,273
Fifth Third Bancorp	149,273	2,267,457
JPMorgan Chase & Co	163,285	7,179,641
MetLife Inc	70,543	2,323,686
Morgan Stanley	121,566	2,324,342
State Street Corp	27,649	1,299,779
The Allstate Corp	138,116	5,548,120
The Bank of New York Mellon Corp	189,280	4,864,496
The Goldman Sachs Group Inc	17,423	2,222,478
The PNC Financial Services Group Inc	54,622	3,185,009
The Travelers Cos Inc	37,985	2,728,083
U.S. Bancorp	50,197	1,603,292
Wells Fargo & Co	138,741	4,742,167

		53,348,218

Health Care - 13.8%

Bristol-Myers Squibb Co	123,386	4,021,150
Cardinal Health Inc	43,959	1,810,232
GlaxoSmithKline PLC ADR (United Kingdom)	51,995	2,260,223
Merck & Co Inc	106,379	4,355,156
Novartis AG (Switzerland)	37,257	2,358,797
Pfizer Inc	214,979	5,391,673
Roche Holding AG ADR (Switzerland)	43,320	2,187,660
Sanofi ADR (France)	68,394	3,240,508

	Shares	Value
UnitedHealth Group Inc	76,162	$4,131,027
WellPoint Inc	37,568	2,288,643

		32,045,069

Industrials - 6.1%

Emerson Electric Co	52,465	2,778,546
General Electric Co	228,581	4,797,915
Honeywell International Inc	25,491	1,617,914
Ingersoll-Rand PLC (Ireland)	73,167	3,509,089
Textron Inc	57,394	1,422,797

		14,126,261

Information Technology - 9.8%

Cisco Systems Inc	126,649	2,488,653
Corning Inc	225,552	2,846,466
eBay Inc *	76,605	3,908,387
Hewlett-Packard Co	243,363	3,467,923
Intel Corp	59,664	1,230,868
Microsoft Corp	185,346	4,954,299
Yahoo! Inc *	197,181	3,923,902

		22,820,498

Materials - 2.9%

Alcoa Inc	282,298	2,450,347
International Paper Co	108,152	4,308,776

		6,759,123

Telecommunication Services - 2.2%

AT&T Inc	35,911	1,210,560
Verizon Communications Inc	44,820	1,939,361
Vodafone Group PLC ADR (United Kingdom)	75,594	1,904,213

		5,054,134

Utilities - 2.2%

FirstEnergy Corp	43,208	1,804,366
PPL Corp	116,360	3,331,387

		5,135,753

Total Common Stocks (Cost $175,831,787)		220,258,477

SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	12,020,123	12,020,123

Total Short-Term Investment (Cost $12,020,123)		12,020,123

TOTAL INVESTMENTS - 100.2% (Cost $187,851,910)		232,278,600

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(393,028)

NET ASSETS - 100.0%		$231,885,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	539,245	USD	576,163	01/13	CIB	$13,588
CHF	210,767	USD	226,143	01/13	SSB	4,364
EUR	496,414	USD	640,523	01/13	BNY	14,809
EUR	1,303,742	USD	1,681,837	01/13	CIB	(39,273)
GBP	902,542	USD	1,445,168	01/13	CIB	20,909
GBP	361,375	USD	577,778	01/13	SSB	9,235
USD	1,322,645	CHF	1,230,906	01/13	BNY	(23,549)
USD	1,325,726	CHF	1,233,774	01/13	CIT	(23,604)
USD	1,851,713	CHF	1,723,269	01/13	SSB	(32,958)
USD	2,090,837	EUR	1,617,250	01/13	BNY	(44,146)
USD	2,606,117	EUR	2,015,962	01/13	CIB	(55,219)
USD	2,919,288	EUR	2,257,877	01/13	CIT	(61,407)
USD	3,065,251	EUR	2,370,770	01/13	SSB	(64,477)
USD	2,578,085	GBP	1,610,825	01/13	BNY	(38,516)
USD	3,504,143	GBP	2,189,576	01/13	CIB	(52,574)
USD	1,817,214	GBP	1,135,335	01/13	CIT	(27,008)
USD	1,765,222	GBP	1,102,897	01/13	SSB	(26,308)

Total Forward Foreign Currency Contracts						($426,134)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$35,581,678	$35,581,678	$—	$—
	Consumer Staples	13,882,401	13,882,401	—	—
	Energy	31,505,342	31,505,342	—	—
	Financials	53,348,218	53,348,218	—	—
	Health Care	32,045,069	29,686,272	2,358,797	—
	Industrials	14,126,261	14,126,261	—	—
	Information Technology	22,820,498	22,820,498	—	—
	Materials	6,759,123	6,759,123	—	—
	Telecommunications Services	5,054,134	5,054,134	—	—
	Utilities	5,135,753	5,135,753	—	—

		220,258,477	217,899,680	2,358,797	—
	Short-Term Investment	12,020,123	12,020,123	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	62,905	—	62,905	—

	Total Assets	232,341,505	229,919,803	2,421,702	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(489,039)	—	(489,039)	—

	Total Liabilities	(489,039)	—	(489,039)	—

	Total	$231,852,466	$229,919,803	$1,932,663	$—

During the nine-month period ended December 31, 2012, an investment with a value of $2,358,797 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.8%

Consumer Discretionary - 18.3%

Amazon.com Inc *	1,046	$262,692
AutoZone Inc *	1,852	656,404
CBS Corp ‘B’	21,580	821,119
Coach Inc	11,785	654,185
Limited Brands Inc	26,352	1,240,125
Mattel Inc	16,096	589,436
Nike Inc ‘B’	14,546	750,574
Nordstrom Inc	17,989	962,412
Polaris Industries Inc	1,095	92,144
Prada SPA (Italy)	55,000	531,712
priceline.com Inc *	345	214,314
The TJX Cos Inc	8,097	343,718
The Walt Disney Co	6,410	319,154
Time Warner Cable Inc	6,577	639,219

		8,077,208

Consumer Staples - 10.0%

Anheuser-Busch InBev NV (Belgium)	7,685	671,585
Colgate-Palmolive Co	3,847	402,165
Costco Wholesale Corp	4,975	491,381
Mead Johnson Nutrition Co	5,183	341,508
Pernod-Ricard SA (France)	7,079	832,401
Philip Morris International Inc	4,811	402,392
Reckitt Benckiser Group PLC (United Kingdom)	6,614	415,638
SABMiller PLC (United Kingdom)	12,856	605,110
Whole Foods Market Inc	2,514	229,604

		4,391,784

Energy - 4.9%

Dresser-Rand Group Inc *	7,541	423,352
EOG Resources Inc	3,045	367,806
Helmerich & Payne Inc	5,732	321,049
Kinder Morgan Inc	7,006	247,522
National Oilwell Varco Inc	4,309	294,520
Noble Energy Inc	3,695	375,929
Petroleo Brasileiro SA ADR (Brazil)	6,298	122,622

		2,152,800

Financials - 2.9%

Banco do Brasil SA (Brazil)	13,800	176,047
Prudential PLC (United Kingdom)	21,406	298,406
Simon Property Group Inc REIT	1,385	218,955
T. Rowe Price Group Inc	6,236	406,151
Ventas Inc REIT	2,532	163,871

		1,263,430

Health Care - 12.3%

Aetna Inc	5,948	275,392
AmerisourceBergen Corp	9,693	418,544
Celgene Corp *	7,144	562,376
Covidien PLC (Ireland)	6,467	373,405
Express Scripts Holding Co *	13,972	754,488
Gilead Sciences Inc *	10,176	747,427
Medivation Inc *	5,067	259,228
Perrigo Co	7,471	777,208
Shire PLC ADR (United Kingdom)	2,368	218,282
Valeant Pharmaceuticals International Inc (Canada) *	8,862	529,682
Varian Medical Systems Inc *	3,709	260,520
Vertex Pharmaceuticals Inc *	6,132	257,176

		5,433,728

Industrials - 12.1%

C.H. Robinson Worldwide Inc	4,704	297,387
Canadian Pacific Railway Ltd (Canada)	4,746	482,289
Danaher Corp	12,672	708,365
FANUC Corp (Japan)	3,500	650,873
Fastenal Co	6,628	309,461
Precision Castparts Corp	5,981	1,132,921
Sensata Technologies Holding NV (Netherlands) *	16,049	521,272
Tyco International Ltd (Switzerland)	5,484	160,407

	Shares	Value
Union Pacific Corp	1,300	$163,436
Verisk Analytics Inc ‘A’ *	4,946	252,246
W.W. Grainger Inc	3,174	642,322

		5,320,979

Information Technology - 27.0%

Amdocs Ltd (United Kingdom)	12,196	414,542
Amphenol Corp ‘A’	7,242	468,557
ANSYS Inc *	5,202	350,303
Apple Inc	6,998	3,730,144
Atmel Corp *	37,013	242,435
eBay Inc *	18,922	965,400
EMC Corp *	7,219	182,641
Facebook Inc ‘A’ *	6,051	161,138
Google Inc ‘A’ *	618	438,391
Informatica Corp *	7,695	233,312
Intuit Inc	10,420	619,990
LinkedIn Corp ‘A’ *	1,282	147,199
MasterCard Inc ‘A’	1,159	569,394
Motorola Solutions Inc	11,096	617,825
ON Semiconductor Corp *	42,480	299,484
Oracle Corp	36,943	1,230,941
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	84,455	282,663
TE Connectivity Ltd (Switzerland)	17,570	652,198
Teradata Corp *	1,782	110,288
VMware Inc ‘A’ *	1,669	157,120

		11,873,965

Materials - 3.6%

Ball Corp	15,102	675,815
Monsanto Co	2,463	233,123
Praxair Inc	6,329	692,709

		1,601,647

Telecommunication Services - 0.7%

Crown Castle International Corp *	4,343	313,391

Total Common Stocks (Cost $30,295,150)		40,428,932

PURCHASED OPTIONS - 0.2%

(See Note (c) in Notes to Schedule of Investments) (Cost $131,686)		99,742

	Principal Amount

SHORT-TERM INVESTMENTS - 7.8%

Commercial Paper - 4.8%

BNP Paribas 0.020% due 01/02/13	$2,100,000	2,099,999

	Shares
Money Market Fund - 3.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,345,879	1,345,879

Total Short-Term Investments (Cost $3,445,878)		3,445,878

TOTAL INVESTMENTS - 99.8% (Cost $33,872,714)		43,974,552

OTHER ASSETS & LIABILITIES, NET - 0.2%		96,440

NET ASSETS - 100.0%		$44,070,992

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	40,000	USD	52,748	01/13	CSF	$55
GBP	20,000	USD	32,441	01/13	CSF	47
JPY	500,000	USD	5,864	01/13	CSF	(92)
USD	350,130	EUR	353,000	01/13	CSF	(15,856)
USD	194,625	EUR	150,000	01/13	RBC	(3,398)
USD	92,582	EUR	70,000	02/13	HSB	149
USD	407,695	EUR	310,000	02/13	HSB	(1,651)
USD	246,814	GBP	155,000	01/13	CSF	(4,969)
USD	27,358	GBP	17,000	01/13	JPM	(256)
USD	903,137	GBP	558,000	02/13	HSB	(3,185)
USD	252,145	JPY	20,100,000	01/13	CSF	20,119
USD	130,342	JPY	10,800,000	01/13	JPM	5,655
USD	10,350	JPY	850,000	01/13	RBC	537
USD	249,637	JPY	20,950,000	02/13	HSB	7,729

Total Forward Foreign Currency Contracts						$4,884

(c)	Purchased options outstanding as of December 31, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Put - CME S&P 500 Index Futures (01/13)	$140.00	01/19/13	GSC	115	$17,133	$13,685

Options on Securities

Description	Strike Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Call - CME Microsoft Corp	$30.00	01/19/13	GSC	204	$46,308	$612
Call - CME Valeant Pharmaceuticals International Inc	52.50	01/19/13	GSC	57	40,822	44,745
Call - CME Google Inc	700.00	03/16/13	GSC	11	27,423	40,700

					$114,553	$86,057

Total Purchased Options					$131,686	$99,742

(d)	Transactions in written options for the nine-month period ended December 31, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2012	—	$—
Call Options Written	143	150,140
Call Options Closed	(74)	(137,508)
Call Options Expired	(69)	(12,632)

Outstanding December 31, 2012	—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(e)	Fair Value Measurements:

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$8,077,208	$7,545,496	$531,712	$—
	Consumer Staples	4,391,784	1,867,050	2,524,734	—
	Energy	2,152,800	2,152,800	—	—
	Financials	1,263,430	788,977	474,453	—
	Health Care	5,433,728	5,433,728	—	—
	Industrials	5,320,979	4,670,106	650,873	—
	Information Technology	11,873,965	11,591,302	282,663	—
	Materials	1,601,647	1,601,647	—	—
	Telecommunication Services	313,391	313,391	—	—

		40,428,932	35,964,497	4,464,435	—
	Short-Term Investments	3,445,878	1,345,879	2,099,999	—
	Derivatives:
	Equity Contracts
	Purchased Options	99,742	99,742	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	34,291	—	34,291	—

	Total Assets Derivatives	134,033	99,742	34,291	—

	Total Assets	44,008,843	37,410,118	6,598,725	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(29,407)	—	(29,407)	—

	Total Liabilities	(29,407)	—	(29,407)	—

	Total	$43,979,436	$37,410,118	$6,569,318	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 20.7%

Amazon.com Inc *	16,700	$4,194,038
DIRECTV *	47,000	2,357,520
Dollar General Corp *	72,500	3,196,525
Las Vegas Sands Corp	68,500	3,161,960
Lululemon Athletica Inc *	27,900	2,126,817
Michael Kors Holdings Ltd (United Kingdom) *	36,000	1,837,080
Nike Inc ‘B’	51,200	2,641,920
priceline.com Inc *	5,000	3,106,000
Ralph Lauren Corp	19,200	2,878,464

		25,500,324

Consumer Staples - 5.5%

CVS Caremark Corp	30,400	1,469,840
Monster Beverage Corp *	33,100	1,750,328
The Estee Lauder Cos Inc ‘A’	59,300	3,549,698

		6,769,866

Energy - 6.3%

Cabot Oil & Gas Corp	25,900	1,288,266
Concho Resources Inc *	26,100	2,102,616
FMC Technologies Inc *	55,500	2,377,065
Schlumberger Ltd (Netherlands)	29,500	2,044,055

		7,812,002

Health Care - 15.1%

Agilent Technologies Inc	67,800	2,775,732
Allergan Inc	47,000	4,311,310
Biogen Idec Inc *	10,300	1,510,701
Cardinal Health Inc	71,700	2,952,606
Gilead Sciences Inc *	35,500	2,607,475
Intuitive Surgical Inc *	2,600	1,274,962
UnitedHealth Group Inc	58,800	3,189,312

		18,622,098

Industrials - 10.4%

Cummins Inc	18,000	1,950,300
Danaher Corp	52,600	2,940,340
IHS Inc ‘A’ *	13,200	1,267,200
Precision Castparts Corp	4,700	890,274
Union Pacific Corp	20,300	2,552,116
United Technologies Corp	39,800	3,263,998

		12,864,228

	Shares	Value
Information Technology - 35.9%

Apple Inc	12,500	$6,662,875
eBay Inc *	47,900	2,443,858
Facebook Inc ‘A’ *	110,000	2,929,300
Google Inc ‘A’ *	6,300	4,469,031
Informatica Corp *	45,700	1,385,624
MasterCard Inc ‘A’	6,200	3,045,936
MercadoLibre Inc	13,000	1,021,410
NetApp Inc *	81,500	2,734,325
QUALCOMM Inc	70,200	4,353,804
salesforce.com inc *	16,700	2,807,270
ServiceNow Inc *	9,800	294,294
Teradata Corp *	43,600	2,698,404
VeriSign Inc *	20,800	807,456
Visa Inc ‘A’	38,700	5,866,146
VMware Inc ‘A’ *	29,100	2,739,474

		44,259,207

Materials - 1.5%

The Sherwin-Williams Co	12,400	1,907,368

Telecommunication Services - 1.4%

Crown Castle International Corp *	23,900	1,724,624

Total Common Stocks (Cost $93,633,711)		119,459,717

EXCHANGE-TRADED FUND -0.8%

iShares Russell 1000 Growth Index Fund	15,000	982,350

Total Exchange-Traded Fund (Cost $970,093)		982,350

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,982,368	2,982,368

Total Short-Term Investment (Cost $2,982,368)		2,982,368

TOTAL INVESTMENTS - 100.0% (Cost $97,586,172)		123,424,435

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(40,128)

NET ASSETS - 100.0%		$123,384,307

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$119,459,717	$119,459,717	$—	$—
	Exchange-Traded Fund	982,350	982,350	—	—
	Short-Term Investment	2,982,368	2,982,368	—	—

	Total	$123,424,435	$123,424,435	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 16.9%

DISH Network Corp ‘A’	176,763	$6,434,173
McDonald’s Corp	26,539	2,341,005
News Corp ‘A’	408,944	10,444,430
SES SA FDR (Luxembourg)	113,885	3,294,578
Target Corp	54,316	3,213,878
The Home Depot Inc	86,787	5,367,776
Time Warner Cable Inc	86,310	8,388,469
Time Warner Inc	188,601	9,020,786

		48,505,095

Consumer Staples - 12.4%

Altria Group Inc	97,138	3,052,076
Anheuser-Busch InBev NV ADR (Belgium)	59,749	5,222,660
CVS Caremark Corp	175,989	8,509,068
Kimberly-Clark Corp	63,862	5,391,869
Lorillard Inc	37,296	4,351,324
Philip Morris International Inc	109,943	9,195,633

		35,722,630

Energy - 10.7%

Apache Corp	29,349	2,303,897
Chevron Corp	75,763	8,193,011
Exxon Mobil Corp	80,246	6,945,291
Halliburton Co	107,923	3,743,849
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	50,533	3,484,250
Suncor Energy Inc (Canada)	83,549	2,755,446
Transocean Ltd (Switzerland)	72,225	3,224,846

		30,650,590

Financials - 24.1%

American Express Co	103,178	5,930,672
Capital One Financial Corp	63,298	3,666,853
JPMorgan Chase & Co	253,832	11,160,993
Loews Corp	91,192	3,716,074
Marsh & McLennan Cos Inc	141,310	4,870,956
MetLife Inc	92,071	3,032,819
State Street Corp	132,190	6,214,252
The Bank of New York Mellon Corp	123,840	3,182,688
The Progressive Corp	124,688	2,630,917
The Travelers Cos Inc	76,829	5,517,859
U.S. Bancorp	280,048	8,944,733
Wells Fargo & Co	309,703	10,585,649

		69,454,465

Health Care - 8.7%

Johnson & Johnson	70,713	4,956,981
Merck & Co Inc	148,402	6,075,578
Novartis AG ADR (Switzerland)	50,214	3,178,546
Pfizer Inc	139,556	3,500,064
Teva Pharmaceutical Industries Ltd ADR (Israel)	95,471	3,564,887
WellPoint Inc	62,995	3,837,655

		25,113,711

Industrials - 9.5%

General Electric Co	304,139	6,383,878
Honeywell International Inc	106,905	6,785,260
Illinois Tool Works Inc	90,025	5,474,420
Raytheon Co	52,824	3,040,550
United Technologies Corp	68,314	5,602,431

		27,286,539

Information Technology - 7.5%

International Business Machines Corp	31,144	5,965,633
Microsoft Corp	134,407	3,592,699
Motorola Solutions Inc	85,128	4,739,927

	Shares	Value
TE Connectivity Ltd (Switzerland)	116,603	$4,328,303
Xerox Corp	435,322	2,968,896

		21,595,458

Materials - 2.9%

Air Products & Chemicals Inc	50,700	4,259,814
Crown Holdings Inc *	109,025	4,013,210

		8,273,024

Telecommunication Services - 3.0%

AT&T Inc	95,717	3,226,620
CenturyLink Inc	68,199	2,667,945
Verizon Communications Inc	65,201	2,821,247

		8,715,812

Utilities - 2.2%

Sempra Energy	89,220	6,329,267

Total Common Stocks (Cost $213,525,608)		281,646,591

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,000,344	11,000,344

Total Short-Term Investment (Cost $11,000,344)		11,000,344

TOTAL INVESTMENTS - 101.7% (Cost $224,525,952)		292,646,935

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(4,954,445)

NET ASSETS - 100.0%		$287,692,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$48,505,095	$45,210,517	$3,294,578	$—
	Consumer Staples	35,722,630	35,722,630	—	—
	Energy	30,650,590	30,650,590	—	—
	Financials	69,454,465	69,454,465	—	—
	Health Care	25,113,711	25,113,711	—	—
	Industrials	27,286,539	27,286,539	—	—
	Information Technology	21,595,458	21,595,458	—	—
	Materials	8,273,024	8,273,024	—	—
	Telecommunication Services	8,715,812	8,715,812	—	—
	Utilities	6,329,267	6,329,267	—	—

		281,646,591	278,352,013	3,294,578	—
	Short-Term Investment	11,000,344	11,000,344	—	—

	Total	$292,646,935	$289,352,357	$3,294,578	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Staples - 0.4%

Henkel AG & Co KGaA (Germany)	9,420	$773,604

Total Preferred Stocks (Cost $716,688)		773,604

COMMON STOCKS - 96.7%

Consumer Discretionary - 8.9%

AutoZone Inc *	9,020	3,196,959
CarMax Inc *	24,090	904,339
Ford Motor Co	400,082	5,181,062
The McGraw-Hill Cos Inc	81,318	4,445,655
The TJX Cos Inc	47,000	1,995,150
Yum! Brands Inc	13,800	916,320

		16,639,485

Consumer Staples - 11.1%

Dr Pepper Snapple Group Inc	95,320	4,211,238
Kraft Foods Group Inc	56,109	2,551,276
Mondelez International Inc ‘A’	64,200	1,635,174
Philip Morris International Inc	101,770	8,512,043
The J.M. Smucker Co	45,020	3,882,525

		20,792,256

Energy - 8.2%

Chevron Corp	58,374	6,312,564
National Oilwell Varco Inc	83,580	5,712,693
Noble Energy Inc	32,538	3,310,416

		15,335,673

Financials - 18.9%

CIT Group Inc *	166,450	6,431,628
Citigroup Inc	231,017	9,139,032
CME Group Inc ‘A’	51,070	2,589,760
Discover Financial Services	67,230	2,591,716
JPMorgan Chase & Co	198,910	8,746,073
Lincoln National Corp	36,090	934,731
M&T Bank Corp	5,550	546,508
Marsh & McLennan Cos Inc	91,870	3,166,759
MSCI Inc *	37,890	1,174,211

		35,320,418

Health Care - 13.0%

Abbott Laboratories	64,430	4,220,165
Bristol-Myers Squibb Co	75,040	2,445,554
Covidien PLC (Ireland)	93,900	5,421,786
Express Scripts Holding Co *	59,929	3,236,166
Pfizer Inc	123,010	3,085,091
Sanofi (France)	20,930	1,984,911
UnitedHealth Group Inc	15,420	836,381
Watson Pharmaceuticals Inc *	34,200	2,941,200

		24,171,254

Industrials - 11.1%

CSX Corp	188,460	3,718,316
L-3 Communications Holdings Inc	18,760	1,437,391
The ADT Corp	51,192	2,379,916
The Boeing Co	50,988	3,842,456
Towers Watson & Co ‘A’	37,140	2,087,639
Tyco International Ltd (Switzerland)	102,375	2,994,469
United Parcel Service Inc ‘B’	57,346	4,228,121

		20,688,308

	Shares	Value
Information Technology - 20.4%

Amdocs Ltd (United Kingdom)	14,550	$494,554
Apple Inc	22,432	11,956,929
Corning Inc	141,200	1,781,944
eBay Inc *	135,680	6,922,394
Facebook Inc ‘A’ *	23,330	621,278
Google Inc ‘A’ *	4,016	2,848,830
International Business Machines Corp	44,220	8,470,341
QUALCOMM Inc	41,282	2,560,310
Western Digital Corp	55,710	2,367,118

		38,023,698

Materials - 2.3%

PPG Industries Inc	4,910	664,568
Vulcan Materials Co	68,800	3,581,040

		4,245,608

Telecommunication Services - 2.0%

America Movil SAB de CV ‘L’ ADR (Mexico)	163,740	3,788,944

Utilities - 0.8%

The AES Corp	136,338	1,458,816

Total Common Stocks (Cost $141,374,322)		180,464,460

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,377,394	6,377,394

Total Short-Term Investment (Cost $6,377,394)		6,377,394

TOTAL INVESTMENTS - 100.5% (Cost $148,468,404)		187,615,458

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(975,632)

NET ASSETS - 100.0%		$186,639,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$773,604	$—	$773,604	$—
	Common Stocks
	Consumer Discretionary	16,639,485	16,639,485	—	—
	Consumer Staples	20,792,256	20,792,256	—	—
	Energy	15,335,673	15,335,673	—	—
	Financials	35,320,418	35,320,418	—	—
	Health Care	24,171,254	22,186,343	1,984,911	—
	Industrials	20,688,308	20,688,308	—	—
	Information Technology	38,023,698	38,023,698	—	—
	Materials	4,245,608	4,245,608	—	—
	Telecommunication Services	3,788,944	3,788,944	—	—
	Utilities	1,458,816	1,458,816	—	—

		180,464,460	178,479,549	1,984,911	—
	Short-Term Investment	6,377,394	6,377,394	—	—

	Total	$187,615,458	$184,856,943	$2,758,515	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% *¯ +	229,480	$59,665

Total Convertible Preferred Stocks (Cost $573,700)		59,665

COMMON STOCKS - 96.6%

Consumer Discretionary - 16.7%

American Eagle Outfitters Inc	56,600	1,160,866
AutoZone Inc *	9,090	3,221,769
Big Lots Inc *	25,900	737,114
Hasbro Inc	64,600	2,319,140
Lear Corp	21,700	1,016,428
Macy’s Inc	115,200	4,495,104
Marriott International Inc ‘A’	31,800	1,185,186
Newell Rubbermaid Inc	75,630	1,684,280
Ross Stores Inc	31,100	1,684,065
The Interpublic Group of Cos Inc	174,500	1,922,990
Weight Watchers International Inc	16,500	863,940

		20,290,882

Consumer Staples - 5.8%

H.J. Heinz Co	26,200	1,511,216
Molson Coors Brewing Co ‘B’	41,540	1,777,497
Sysco Corp	120,500	3,815,030

		7,103,743

Energy - 6.4%

Cameron International Corp *	24,400	1,377,624
EQT Corp	21,100	1,244,478
Noble Energy Inc	17,710	1,801,815
Peabody Energy Corp	54,400	1,447,584
Rosetta Resources Inc *	16,700	757,512
Rowan Cos PLC ‘A’ (United Kingdom) *	36,640	1,145,733

		7,774,746

Financials - 14.5%

Ameriprise Financial Inc	44,800	2,805,824
East West Bancorp Inc	85,100	1,828,799
Invesco Ltd (Bermuda)	43,900	1,145,351
Kilroy Realty Corp REIT	38,500	1,823,745
PartnerRe Ltd (Bermuda)	11,790	948,977
Realogy Holdings Corp *	22,600	948,296
Regions Financial Corp	209,700	1,493,064
Signature Bank *	30,500	2,175,870
The Hartford Financial Services Group Inc	33,400	749,496
The Macerich Co REIT	43,500	2,536,050
Willis Group Holdings PLC (Ireland)	36,400	1,220,492

		17,675,964

Health Care - 13.6%

Aetna Inc	39,900	1,847,370
AmerisourceBergen Corp	82,500	3,562,350
CareFusion Corp *	85,700	2,449,306
Henry Schein Inc *	20,200	1,625,292
Humana Inc	16,700	1,146,121
Vertex Pharmaceuticals Inc *	37,900	1,589,526
Zimmer Holdings Inc	64,180	4,278,239

		16,498,204

Industrials - 14.6%

BE Aerospace Inc *	25,100	1,239,940
Corrections Corp of America	17,890	634,558

	Shares	Value
Dover Corp	47,040	$3,090,998
Joy Global Inc	18,600	1,186,308
Landstar System Inc	30,300	1,589,538
Parker-Hannifin Corp	44,200	3,759,652
Republic Services Inc	58,100	1,704,073
Rockwell Collins Inc	25,090	1,459,485
SPX Corp	20,000	1,403,000
WESCO International Inc *	25,100	1,692,493

		17,760,045

Information Technology - 22.0%

Amdocs Ltd (United Kingdom)	31,700	1,077,483
Autodesk Inc *	36,500	1,290,275
Avago Technologies Ltd (Singapore)	45,400	1,437,364
BMC Software Inc *	71,640	2,841,242
Check Point Software Technologies Ltd (Israel) *	39,800	1,896,072
Dell Inc	82,500	835,725
F5 Networks Inc *	18,800	1,826,420
Fidelity National Information Services Inc	88,800	3,091,128
Gartner Inc *	29,500	1,357,590
Informatica Corp *	28,600	867,152
Intuit Inc	50,250	2,989,875
Marvell Technology Group Ltd (Bermuda)	168,900	1,226,214
NetApp Inc *	43,700	1,466,135
Red Hat Inc *	11,900	630,224
TE Connectivity Ltd (Switzerland)	26,500	983,680
Vantiv Inc ‘A’ *	42,200	861,724
Xilinx Inc	56,700	2,035,530

		26,713,833

Materials - 3.0%

Eastman Chemical Co	41,820	2,845,851
Walter Energy Inc	23,500	843,180

		3,689,031

Total Common Stocks (Cost $104,309,414)		117,506,448

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,115,655	4,115,655

Total Short-Term Investment (Cost $4,115,655)		4,115,655

TOTAL INVESTMENTS - 100.0% (Cost $108,998,769)		121,681,768

OTHER ASSETS & LIABILITIES, NET - 0.0%		5,981

NET ASSETS - 100.0%		$121,687,749

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a value of $59,665 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(b)	Restricted securities as of December 31, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$59,665	0.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$59,665	$—	$—	$59,665
	Common Stocks (1)	117,506,448	117,506,448	—	—
	Short-Term Investment	4,115,655	4,115,655	—	—

	Total	$121,681,768	$121,622,103	$—	$59,665

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Industrials - 0.1%

Better Place LLC ‘B’ 8.000% *¯+	118,395	$30,783

Total Convertible Preferred Stocks (Cost $295,986)		30,783

COMMON STOCKS - 97.8%

Consumer Discretionary - 13.8%

Aimia Inc (Canada)	1,221	18,253
Coach Inc	14,344	796,235
Dollar Tree Inc *	20,267	822,029
Dunkin’ Brands Group Inc	24,125	800,467
Groupon Inc *	131,443	641,442
Morningstar Inc	13,071	821,251
New Oriental Education & Technology Group ADR (Cayman)	42,756	830,749
Tesla Motors Inc *	9,245	313,128
The McGraw-Hill Cos Inc	20,225	1,105,701
Weight Watchers International Inc	23,069	1,207,893

		7,357,148

Consumer Staples - 5.6%

DE Master Blenders 1753 NV (Netherlands) *	108,793	1,265,491
Mead Johnson Nutrition Co	12,351	813,807
Monster Beverage Corp *	17,493	925,030

		3,004,328

Energy - 3.1%

Range Resources Corp	18,538	1,164,743
Ultra Petroleum Corp (Canada) *	26,059	472,450

		1,637,193

Financials - 8.4%

Arch Capital Group Ltd (Bermuda) *	17,414	766,564
Greenhill & Co Inc	9,390	488,186
IntercontinentalExchange Inc *	5,944	735,927
MSCI Inc *	44,343	1,374,190
The Progressive Corp	53,000	1,118,300

		4,483,167

Health Care - 12.8%

athenahealth Inc *	13,255	973,580
IDEXX Laboratories Inc *	8,166	757,805
Illumina Inc *	33,868	1,882,722
Intuitive Surgical Inc *	2,445	1,198,955
Ironwood Pharmaceuticals Inc ‘A’ *	29,947	332,112
Qualicorp SA (Brazil) *	94,582	984,377
Techne Corp	10,302	704,039

		6,833,590

Industrials - 16.0%

Covanta Holding Corp	39,908	735,105
Edenred (France)	67,070	2,085,695
IHS Inc ‘A’ *	11,407	1,095,072
Intertek Group PLC (United Kingdom)	28,545	1,433,628
Sensata Technologies Holding NV (Netherlands) *	28,118	913,273
Stericycle Inc *	8,244	768,918
Verisk Analytics Inc ‘A’ *	28,735	1,465,485

		8,497,176

Information Technology - 29.6%

Akamai Technologies Inc *	21,134	864,592
Citrix Systems Inc *	10,572	695,109
FactSet Research Systems Inc	4,107	361,662

	Shares	Value
First Solar Inc *	23,224	$717,157
Gartner Inc *	27,546	1,267,667
LinkedIn Corp ‘A’ *	12,726	1,461,199
MercadoLibre Inc	7,496	588,961
Motorola Solutions Inc	36,113	2,010,772
Qihoo 360 Technology Co Ltd ADR (Cayman) *	10,541	312,962
Red Hat Inc *	13,917	737,044
salesforce.com inc *	9,147	1,537,611
SINA Corp (Cayman) *	5,217	261,998
Solera Holdings Inc	34,056	1,820,974
Trimble Navigation Ltd *	10,011	598,458
Workday Inc ‘A’ *	7,304	398,068
Yandex NV ‘A’ (Netherlands) *	53,002	1,143,253
Youku Tudou Inc ADR (Cayman) *	36,279	661,729
Zynga Inc ‘A’ *	122,796	291,027

		15,730,243

Materials - 5.0%

Intrepid Potash Inc	27,273	580,642
Martin Marietta Materials Inc	12,730	1,200,184
Rockwood Holdings Inc	17,994	889,983

		2,670,809

Utilities - 3.5%

Brookfield Infrastructure Partners LP (Bermuda)	52,921	1,865,465

Total Common Stocks (Cost $43,369,688)		52,079,119

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,098,624	1,098,624

Total Short-Term Investment (Cost $1,098,624)		1,098,624

TOTAL INVESTMENTS - 100.0% (Cost $44,764,298)		53,208,526

OTHER ASSETS & LIABILITIES, NET - 0.0%		17,464

NET ASSETS - 100.0%		$53,225,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a value of $30,783 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(b)	Restricted securities as of December 31, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$30,783	0.1%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$30,783	$—	$—	$30,783
	Common Stocks
	Consumer Discretionary	7,357,148	7,357,148	—	—
	Consumer Staples	3,004,328	1,738,837	1,265,491	—
	Energy	1,637,193	1,637,193	—	—
	Financials	4,483,167	4,483,167	—	—
	Health Care	6,833,590	5,849,213	984,377	—
	Industrials	8,497,176	4,977,853	3,519,323	—
	Information Technology	15,730,243	15,730,243	—	—
	Materials	2,670,809	2,670,809	—	—
	Utilities	1,865,465	1,865,465	—	—

		52,079,119	46,309,928	5,769,191	—
	Short-Term Investment	1,098,624	1,098,624	—	—

	Total	$53,208,526	$47,408,552	$5,769,191	$30,783

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 17.9%

American Axle & Manufacturing Holdings Inc *	26,000	$291,200
ANN Inc *	11,700	395,928
Brunswick Corp	15,300	445,077
Dana Holding Corp	22,200	346,542
Domino’s Pizza Inc	10,750	468,162
DSW Inc ‘A’	5,900	387,571
Fifth & Pacific Cos Inc *	32,750	407,737
Five Below Inc *	11,800	378,072
Interval Leisure Group Inc	14,615	283,385
Life Time Fitness Inc *	8,620	424,190
Lions Gate Entertainment Corp (Canada) *	18,400	301,760
LKQ Corp *	23,000	485,300
Marriott Vacations Worldwide Corp *	12,500	520,875
Pier 1 Imports Inc	24,700	494,000
Six Flags Entertainment Corp	8,350	511,020
Sotheby’s	5,750	193,315
The Cheesecake Factory Inc	10,150	332,108
The Children’s Place *	6,730	298,072
Tupperware Brands Corp	7,175	459,918
Vitamin Shoppe Inc *	8,700	499,032
Wolverine World Wide Inc	6,850	280,713

		8,203,977

Consumer Staples - 3.3%

B&G Foods Inc	15,250	431,727
The Fresh Market Inc *	6,050	290,944
The Hain Celestial Group Inc *	7,985	432,947
United Natural Foods Inc *	6,800	364,412

		1,520,030

Energy - 5.1%

Approach Resources Inc *	6,450	161,314
Berry Petroleum Co ‘A’	9,950	333,822
Dril-Quip Inc *	4,865	355,388
Energy XXI Ltd (Bermuda)	11,550	371,795
Hornbeck Offshore Services Inc *	7,500	257,550
Kodiak Oil & Gas Corp (Canada) *	20,800	184,080
Northern Oil & Gas Inc *	19,350	325,467
Rosetta Resources Inc *	7,650	347,004

		2,336,420

Financials - 7.9%

Cohen & Steers Inc	9,850	300,129
DuPont Fabros Technology Inc REIT	14,800	357,568
Extra Space Storage Inc REIT	11,400	414,846
Fortress Investment Group LLC ‘A’	63,500	278,765
Jones Lang LaSalle Inc	4,650	390,321
Northwest Bancshares Inc	22,350	271,329
Ryman Hospitality Properties REIT	8,617	331,410
Silver Bay Realty Trust Corp REIT *	9,800	184,534
Texas Capital Bancshares Inc *	9,950	445,959
Two Harbors Investment Corp REIT	40,000	443,200
Walter Investment Management Corp *	5,350	230,157

		3,648,218

Health Care - 17.9%

Accretive Health Inc *	25,750	297,670
Acorda Therapeutics Inc *	8,850	220,011
Align Technology Inc *	10,050	278,887
Alkermes PLC (Ireland) *	11,800	218,536
athenahealth Inc *	3,900	286,455
Bruker Corp *	23,700	361,899
Centene Corp *	5,500	225,500
Cepheid Inc *	10,950	370,219
Cubist Pharmaceuticals Inc *	4,850	203,991

	Shares	Value
Endologix Inc *	22,400	$318,976
Greenway Medical Technologies Inc *	14,650	225,024
HealthSouth Corp *	17,050	359,925
HMS Holdings Corp *	12,850	333,072
Idenix Pharmaceuticals Inc *	29,950	145,258
Insulet Corp *	18,120	384,506
Molina Healthcare Inc *	7,600	205,656
NxStage Medical Inc *	20,150	226,688
Optimer Pharmaceuticals Inc *	13,910	125,886
PAREXEL International Corp *	7,975	235,980
Pharmacyclics Inc *	5,800	335,820
Questcor Pharmaceuticals Inc	9,850	263,192
Seattle Genetics Inc *	6,900	160,080
Synageva BioPharma Corp *	4,050	187,475
Team Health Holdings Inc *	13,600	391,272
Tenet Healthcare Corp *	12,462	404,641
Theravance Inc *	7,950	177,047
Thoratec Corp *	6,920	259,638
ViroPharma Inc *	6,800	154,768
Vivus Inc *	16,000	214,720
Volcano Corp *	13,700	323,457
Wright Medical Group Inc *	14,600	306,454

		8,202,703

Industrials - 14.1%

A.O. Smith Corp	7,450	469,872
Actuant Corp ‘A’	18,345	512,009
Alaska Air Group Inc *	10,300	443,827
Avis Budget Group Inc *	15,800	313,156
Barnes Group Inc	10,550	236,953
Beacon Roofing Supply Inc *	11,850	394,368
Clean Harbors Inc *	5,400	297,054
Esterline Technologies Corp *	7,130	453,539
Genesee & Wyoming Inc ‘A’ *	6,870	522,670
Hub Group Inc ‘A’ *	12,300	413,280
Lindsay Corp	6,661	533,679
RBC Bearings Inc *	9,865	493,941
Tetra Tech Inc *	17,650	466,843
Towers Watson & Co ‘A’	4,450	250,135
United Rentals Inc *	6,700	304,984
Watsco Inc	4,600	344,540

		6,450,850

Information Technology - 23.2%

3D Systems Corp *	8,300	442,805
Allot Communications Ltd (Israel) *	10,605	188,981
Applied Micro Circuits Corp *	23,450	196,980
Aruba Networks Inc *	10,850	225,137
Aspen Technology Inc *	17,000	469,880
BroadSoft Inc *	6,700	243,411
Cadence Design Systems Inc *	40,900	552,559
Cavium Inc *	9,300	290,253
Ciena Corp *	17,450	273,965
Cognex Corp	13,350	491,547
CommVault Systems Inc *	8,100	564,651
CoStar Group Inc *	4,550	406,633
Cypress Semiconductor Corp *	21,150	229,266
DealerTrack Holdings Inc *	17,000	488,240
ExactTarget Inc *	20,450	409,000
Finisar Corp *	21,350	348,005
Fortinet Inc *	12,850	270,749
Freescale Semiconductor Ltd (Bermuda) *	24,650	271,397
Fusion-io Inc *	12,600	288,918
InterXion Holding NV (Netherlands) *	16,500	392,040
Microsemi Corp *	26,350	554,404
OpenTable Inc *	7,290	355,752
QLIK Technologies Inc *	19,700	427,884
Radware Ltd (Israel) *	7,000	231,000
Ruckus Wireless Inc *	15,385	346,624
Silicon Graphics International Corp *	33,350	341,171
Sourcefire Inc *	6,200	292,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Shares	Value
Ultimate Software Group Inc *	5,250	$495,653
WEX Inc *	7,065	532,489

		10,622,158

Materials - 5.0%

Chemtura Corp *	19,600	416,696
Cytec Industries Inc	5,050	347,591
Hecla Mining Co	28,150	164,115
PolyOne Corp	26,800	547,256
Rockwood Holdings Inc	7,800	385,788
Silgan Holdings Inc	10,140	421,723

		2,283,169

Telecommunication Services - 0.7%

Cogent Communications Group Inc	15,100	341,864

Utilities - 0.5%

ITC Holdings Corp	2,880	221,501

Total Common Stocks (Cost $36,297,900)		43,830,890

	Shares	Value
SHORT-TERM INVESTMENT - 4.2%

Money Market Fund - 4.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,916,898	$1,916,898

Total Short-Term Investment (Cost $1,916,898)		1,916,898

TOTAL INVESTMENTS - 99.8% (Cost $38,214,798)		45,747,788

OTHER ASSETS & LIABILITIES, NET - 0.2%		114,506

NET ASSETS - 100.0%		$45,862,294

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$43,830,890	$43,830,890	$—	$—
	Short-Term Investment	1,916,898	1,916,898	—	—

	Total	$45,747,788	$45,747,788	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 11.4%

Aaron’s Inc	38,200	$1,080,296
Bob Evans Farms Inc	12,900	518,580
Cinemark Holdings Inc	52,600	1,366,548
Cracker Barrel Old Country Store Inc	13,000	835,380
Group 1 Automotive Inc	18,500	1,146,815
Harman International Industries Inc	27,500	1,227,600
Hillenbrand Inc	22,600	510,986
International Game Technology	84,437	1,196,472
Meredith Corp	33,400	1,150,630
Rent-A-Center Inc	4,200	144,312
Sturm Ruger & Co Inc	19,200	871,680
The Buckle Inc	24,335	1,086,314
True Religion Apparel Inc	17,500	444,850
Wolverine World Wide Inc	29,400	1,204,812

		12,785,275

Consumer Staples - 6.1%

Cal-Maine Foods Inc	18,000	723,960
Casey’s General Stores Inc	10,591	562,382
Cott Corp (Canada)	32,100	257,763
Fresh Del Monte Produce Inc (Cayman)	15,700	413,695
Harris Teeter Supermarkets Inc	27,200	1,048,832
Ingredion Inc	24,900	1,604,307
The Andersons Inc	19,309	828,356
Universal Corp	22,300	1,112,993
Weis Markets Inc	5,800	227,186

		6,779,474

Energy - 11.9%

Alliance Resource Partners LP	10,400	603,928
Berry Petroleum Co ‘A’	36,600	1,227,930
Bristow Group Inc	25,700	1,379,062
Buckeye Partners LP	15,100	685,691
Cimarex Energy Co	9,600	554,208
CVR Energy Inc *	34,000	1,658,860
Delek US Holdings Inc	4,100	103,812
Energen Corp	26,000	1,172,340
Pioneer Southwest Energy Partners LP	13,700	310,990
Ship Finance International Ltd (Bermuda)	37,357	621,247
Sunoco Logistics Partners LP	23,400	1,163,682
TC Pipelines LP	4,970	200,589
Tidewater Inc	25,200	1,125,936
TransMontaigne Partners LP	7,600	288,572
Western Refining Inc	19,700	555,343
World Fuel Services Corp	40,300	1,659,151

		13,311,341

Financials - 17.8%

American Financial Group Inc	25,000	988,000
American Realty Capital Trust Inc REIT	21,100	243,705
AmTrust Financial Services Inc	22,430	643,517
Bank of Hawaii Corp	24,200	1,066,010
CapitalSource Inc	119,100	902,778
Cash America International Inc	28,300	1,122,661
Community Trust Bancorp Inc	3,800	124,564
Duff & Phelps Corp ‘A’	16,503	257,777
First Niagara Financial Group Inc	143,300	1,136,369
FirstMerit Corp	12,900	183,051
Franklin Street Properties Corp REIT	47,400	583,494
Fulton Financial Corp	114,100	1,096,501
Glacier Bancorp Inc	1,516	22,300
Hatteras Financial Corp REIT	22,800	565,668
Lakeland Financial Corp	4,962	128,218
Montpelier Re Holdings Ltd (Bermuda)	15,809	361,394
Old National Bancorp	46,700	554,329
Omega Healthcare Investors Inc REIT	47,000	1,120,950

	Shares	Value
Prosperity Bancshares Inc	25,100	$1,054,200
PS Business Parks Inc REIT	11,000	714,780
Raymond James Financial Inc	29,700	1,144,341
Retail Properties of America Inc ‘A’ REIT	61,144	731,894
SEI Investments Co	45,100	1,052,634
Southside Bancshares Inc	7,300	153,738
Starwood Property Trust Inc REIT	48,100	1,104,376
Susquehanna Bancshares Inc	78,900	826,872
Tompkins Financial Corp	4,000	158,560
Trustmark Corp	42,000	943,320
Washington Federal Inc	49,431	833,901
WesBanco Inc	7,129	158,406

		19,978,308

Health Care - 6.2%

Invacare Corp	18,700	304,810
Owens & Minor Inc	40,100	1,143,251
PerkinElmer Inc	43,150	1,369,581
STERIS Corp	36,300	1,260,699
Teleflex Inc	18,700	1,333,497
The Cooper Cos Inc	16,300	1,507,424
The Ensign Group Inc	1,783	48,480

		6,967,742

Industrials - 19.0%

ABM Industries Inc	14,300	285,285
Alliant Techsystems Inc	22,200	1,375,512
Applied Industrial Technologies Inc	10,200	428,502
Avery Dennison Corp	29,200	1,019,664
Barnes Group Inc	36,600	822,036
Belden Inc	30,000	1,349,700
Crane Co	29,400	1,360,632
Cubic Corp	8,400	402,948
Curtiss-Wright Corp	32,400	1,063,692
Elbit Systems Ltd (Israel)	3,900	156,195
Ennis Inc	14,300	221,221
Great Lakes Dredge & Dock Co	33,200	296,476
ITT Corp	51,023	1,197,000
KBR Inc	35,100	1,050,192
Kennametal Inc	33,300	1,332,000
McGrath RentCorp	6,733	195,392
Standex International Corp	4,767	244,499
TAL International Group Inc	18,200	662,116
Textainer Group Holdings Ltd (Bermuda)	14,449	454,566
The Brink’s Co	35,300	1,007,109
Titan International Inc	44,500	966,540
Trinity Industries Inc	20,917	749,247
Triumph Group Inc	24,600	1,606,380
UniFirst Corp	7,200	527,904
Valmont Industries Inc	11,900	1,624,945
Werner Enterprises Inc	38,460	833,428

		21,233,181

Information Technology - 3.4%

AVX Corp	22,600	243,628
Diebold Inc	35,494	1,086,471
Fair Isaac Corp	18,392	773,016
j2 Global Inc	22,630	692,025
Jabil Circuit Inc	51,200	987,648

		3,782,788

Materials - 13.8%

A. Schulman Inc	20,500	593,065
AMCOL International Corp	11,782	361,472
Buckeye Technologies Inc	21,500	617,265
Cabot Corp	28,600	1,137,994
Domtar Corp	2,600	217,152
HudBay Minerals Inc (Canada)	103,972	1,047,350
IAMGOLD Corp (Canada)	42,800	490,916
Innophos Holdings Inc	17,900	832,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Shares	Value
Methanex Corp (Canada)	36,500	$1,163,255
Neenah Paper Inc	13,900	395,733
NewMarket Corp	4,700	1,232,340
Olin Corp	15,300	330,327
Quaker Chemical Corp	10,194	549,049
Rentech Nitrogen Partners LP	9,740	367,101
Rock-Tenn Co ‘A’	15,500	1,083,605
Royal Gold Inc	16,230	1,319,661
Sensient Technologies Corp	30,700	1,091,692
Sonoco Products Co	39,670	1,179,389
Steel Dynamics Inc	72,300	992,679
Stepan Co	8,516	472,979

		15,475,374

Utilities - 6.2%

AGL Resources Inc	18,500	739,445
Atmos Energy Corp	31,500	1,106,280
Avista Corp	20,300	489,433
El Paso Electric Co	15,040	479,926
Great Plains Energy Inc	30,100	611,331
Portland General Electric Co	31,800	870,048
Suburban Propane Partners LP	13,800	536,268
UGI Corp	39,800	1,301,858
Westar Energy Inc	28,400	812,808

		6,947,397

Total Common Stocks (Cost $90,670,016)		107,260,880

SHORT-TERM INVESTMENT - 5.9%

Money Market Fund - 5.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,624,501	6,624,501

Total Short-Term Investment (Cost $6,624,501)		6,624,501

TOTAL INVESTMENTS - 101.7% (Cost $97,294,517)		113,885,381

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(1,872,042)

NET ASSETS - 100.0%		$112,013,339

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$107,260,880	$107,260,880	$—	$—
	Short-Term Investment	6,624,501	6,624,501	—	—

	Total	$113,885,381	$113,885,381	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Consumer Discretionary - 3.1%

Starwood Hotels & Resorts Worldwide Inc	30,984	$1,777,242

Financials - 91.6%

Acadia Realty Trust REIT	10,483	262,914
Alexandria Real Estate Equities Inc REIT	2,740	189,937
Apartment Investment & Management Co ‘A’ REIT	21,356	577,893
Ashford Hospitality Trust Inc REIT	24,660	259,177
AvalonBay Communities Inc REIT	16,129	2,186,931
Boston Properties Inc REIT	23,339	2,469,499
BRE Properties Inc REIT	10,000	508,300
Brookfield Office Properties Inc (Canada)	32,454	552,043
Camden Property Trust REIT	17,104	1,166,664
Corporate Office Properties Trust REIT	2,400	59,952
Cousins Properties Inc REIT	60,088	501,735
DCT Industrial Trust Inc REIT	114,540	743,365
Digital Realty Trust Inc REIT	12,340	837,763
Duke Realty Corp REIT	32,530	451,191
Equity Lifestyle Properties Inc REIT	16,939	1,139,825
Equity Residential REIT	91,625	5,192,389
Essex Property Trust Inc REIT	1,380	202,377
Federal Realty Investment Trust REIT	5,468	568,781
Forest City Enterprises Inc ‘A’ *	94,293	1,522,832
General Growth Properties Inc REIT	88,283	1,752,417
HCP Inc REIT	72,832	3,290,550
Healthcare Realty Trust Inc REIT	45,669	1,096,513
Host Hotels & Resorts Inc REIT	212,072	3,323,168
Hudson Pacific Properties Inc REIT	19,310	406,669
Lexington Realty Trust REIT	2,730	28,529
Mack-Cali Realty Corp REIT	39,085	1,020,509
Plum Creek Timber Co Inc REIT	2,389	106,000
Prologis Inc REIT	23,812	868,900
PS Business Parks Inc REIT	3,741	243,090
Public Storage REIT	15,447	2,239,197
Regency Centers Corp REIT	48,516	2,286,074
Retail Opportunity Investments Corp REIT	13,061	167,964
Senior Housing Properties Trust REIT	56,953	1,346,369
Simon Property Group Inc REIT	51,637	8,163,293
SL Green Realty Corp REIT	5,301	406,322
Sovran Self Storage Inc REIT	1,042	64,708
Starwood Property Trust Inc REIT	6,815	156,472
The Macerich Co REIT	20,013	1,166,758
UDR Inc REIT	20,140	478,929
Ventas Inc REIT	9,450	611,604
Vornado Realty Trust REIT	45,091	3,610,887
Winthrop Realty Trust REIT	15,101	166,866

		52,395,356

	Shares	Value
Health Care - 0.4%

Assisted Living Concepts Inc ‘A’	25,820	$251,745

Total Common Stocks (Cost $35,080,530)		54,424,343

SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,684,717	2,684,717

Total Short-Term Investment (Cost $2,684,717)		2,684,717

TOTAL INVESTMENTS - 99.8% (Cost $37,765,247)		57,109,060

OTHER ASSETS & LIABILITIES, NET - 0.2%		123,243

NET ASSETS - 100.0%		$57,232,303

Notes to Schedule of Investments

(a)	As of December 31, 2012, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	25.1%
Specialized	21.6%
Residential	20.0%
Office	9.5%
Diversified	8.7%
Real Estate Operating Companies	3.6%
Hotels, Resort & Cruise Lines	3.1%
Other (Each less than 3.0%)	3.5%

95.1%
Short-Term Investment	4.7%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$54,424,343	$54,424,343	$—	$—
	Short-Term Investment	2,684,717	2,684,717	—	—

	Total	$57,109,060	$57,109,060	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.2%

Brazil - 5.1%

Banco Bradesco SA ADR	32,700	$567,999
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,190	940,624
Cia de Bebidas das Americas ADR	12,500	524,875
Lojas Americanas SA	172,546	1,555,206
Petroleo Brasileiro SA ADR	58,500	1,129,050
Vale SA ADR	44,520	903,756

		5,621,510

Colombia - 1.1%

Banco Davivienda SA	43,527	578,389
Bancolombia SA ADR	8,800	585,904

		1,164,293

Total Preferred Stocks (Cost $4,939,648)		6,785,803

COMMON STOCKS - 90.1%

Bermuda - 0.6%

Credicorp Ltd	2,980	436,749
Dairy Farm International Holdings Ltd	1,150	12,553
Jardine Strategic Holdings Ltd	7,008	250,879

		700,181

Brazil - 5.8%

B2W Cia Global do Varejo *	42,781	356,739
BM&FBOVESPA SA	296,316	2,068,385
Embraer SA ADR	29,960	854,160
Estacio Participacoes SA	40,700	840,713
Kroton Educacional SA *	42,551	961,164
Natura Cosmeticos SA	43,000	1,233,837
Sul America SA	3,700	32,173

		6,347,171

Cayman - 11.4%

Baidu Inc ADR *	37,540	3,764,887
Ctrip.com International Ltd ADR *	50,750	1,156,592
Eurasia Drilling Co Ltd GDR (LI) ~	16,010	571,557
Home Inns & Hotels Management Inc ADR *	16,430	474,827
NetEase Inc ADR *	17,840	759,092
New Oriental Education & Technology Group ADR	39,150	760,684
SOHO China Ltd	462,000	374,406
Tencent Holdings Ltd	43,800	1,425,467
Tingyi Holding Corp	522,000	1,453,554
Want Want China Holdings Ltd	892,000	1,242,712
Youku Tudou Inc ADR *	21,950	400,368

		12,384,146

Chile - 0.3%

Banco Santander Chile	4,057,040	288,365

China - 1.4%

China Oilfield Services Ltd ‘H’	124,000	258,061
China Shenhua Energy Co Ltd ‘H’	129,500	577,741
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	292,000	291,748
Sinopharm Group Co Ltd ‘H’	121,000	384,327
Tsingtao Brewery Co Ltd ‘H’	6,000	35,578

		1,547,455

	Shares	Value
Colombia - 1.6%

Almacenes Exito SA	46,415	$932,503
Almacenes Exito SA GDR ~	42,100	845,810

		1,778,313

Denmark - 2.6%

Carlsberg AS ‘B’	22,997	2,260,941
FLSmidth & Co AS	9,240	539,785

		2,800,726

Egypt - 0.6%

Commercial International Bank SAE	111,554	605,128

France - 0.1%

Technip SA	1,310	150,820

Hong Kong - 4.7%

AIA Group Ltd	277,200	1,104,764
CNOOC Ltd	499,000	1,095,683
Hang Lung Group Ltd	80,000	457,789
Hang Lung Properties Ltd	256,000	1,026,433
Hong Kong Exchanges & Clearing Ltd	84,135	1,449,432
Sun Art Retail Group Ltd	5,000	7,727

		5,141,828

India - 12.6%

Ambuja Cements Ltd	45,297	167,008
Asian Paints Ltd	6,578	536,069
Cipla Ltd	48,019	364,355
Colgate-Palmolive India Ltd	26,728	765,257
HDFC Bank Ltd ADR	30,780	1,253,362
Hindustan Unilever Ltd	107,490	1,031,846
Housing Development Finance Corp Ltd	139,825	2,132,855
ICICI Bank Ltd ADR	29,780	1,298,706
Infosys Ltd	65,793	2,809,682
Marico Ltd	114,115	455,054
Sun Pharmaceutical Industries Ltd	21,494	289,357
Sun TV Network Ltd	50,159	393,193
Tata Consultancy Services Ltd	41,494	953,700
Ultratech Cement Ltd	1,693	61,755
Zee Entertainment Enterprises Ltd	302,890	1,225,982

		13,738,181

Indonesia - 1.4%

P.T. Astra International Tbk	1,348,000	1,066,518
P.T. Semen Gresik Persero Tbk	36,000	59,304
P.T. Unilever Indonesia Tbk	202,500	439,184

		1,565,006

Italy - 2.1%

Prada SPA	153,100	1,480,094
Saipem SPA	6,606	256,297
Salvatore Ferragamo Italia SPA	25,605	563,321

		2,299,712

Luxembourg - 1.3%

Tenaris SA ADR	33,600	1,408,512

Malaysia - 0.5%

Genting Bhd	171,900	519,072

Mexico - 8.0%

America Movil SAB de CV ‘L’ ADR	151,730	3,511,032
Fomento Economico Mexicano SAB de CV	159,993	1,602,121
Fomento Economico Mexicano SAB de CV ADR	13,390	1,348,373
Grupo Financiero Inbursa SAB de CV ‘O’	197,521	598,692

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Shares	Value
Grupo Televisa SAB ADR	22,260	$591,671
Wal-Mart de Mexico SAB de CV ‘V’	328,046	1,070,452

		8,722,341

Netherlands - 1.5%

Heineken NV	5,473	365,067
Yandex NV ‘A’ *	56,370	1,215,901

		1,580,968

Nigeria - 1.1%

Guaranty Trust Bank PLC	1,818,338	267,831
Nigerian Breweries PLC	706,948	665,523
Zenith Bank PLC	2,181,321	272,403

		1,205,757

Peru - 0.3%

Inretail Peru Corp * ~	17,400	364,530

Philippines - 2.7%

Jollibee Foods Corp	206,460	515,099
SM Investments Corp	47,350	1,017,748
SM Prime Holdings Inc	3,406,070	1,371,638

		2,904,485

Russia - 4.2%

Magnit OJSC (RTS)	15,674	2,455,552
NovaTek OAO GDR (LI) ~	17,600	2,120,184

		4,575,736

South Africa - 3.1%

ABSA Group Ltd	10,484	204,436
Impala Platinum Holdings Ltd	49,619	1,000,744
MTN Group Ltd	71,571	1,504,147
Standard Bank Group Ltd	46,145	653,603

		3,362,930

South Korea - 3.7%

E-Mart Co Ltd *	5,674	1,262,541
MegaStudy Co Ltd	1,100	81,078
NHN Corp *	9,870	2,104,559
Shinsegae Co Ltd	2,640	540,508

		3,988,686

Taiwan - 2.5%

Epistar Corp	226,000	413,075
HTC Corp	25,210	261,635
Synnex Technology International Corp	269,118	500,018
Taiwan Semiconductor Manufacturing Co Ltd	446,995	1,496,053

		2,670,781

Thailand - 0.6%

Siam Commercial Bank PCL	117,300	694,060

Turkey - 4.6%

Akbank TAS	147,837	730,992
Anadolu Efes Biracilik Ve Malt Sanayii AS	52,800	762,001
BIM Birlesik Magazalar AS	11,667	571,511
Enka Insaat ve Sanayi AS	205,149	610,592
Haci Omer Sabanci Holding AS	288,551	1,594,951
Turkiye Garanti Bankasi AS	149,595	778,260

		5,048,307

United Arab Emirates - 0.8%

DP World Ltd	10,811	126,489
DP World Ltd (LI)	65,694	776,367

		902,856

	Shares	Value
United Kingdom - 9.5%

Anglo American PLC	67,965	$2,168,451
BG Group PLC	89,330	1,497,010
Burberry Group PLC	22,340	457,031
Genting Singapore PLC	559,000	639,626
Mail.ru Group Ltd GDR (LI) ~	17,400	600,481
SABMiller PLC	38,290	1,802,246
Tullow Oil PLC	97,080	1,976,982
Unilever PLC	31,838	1,208,141

		10,349,968

United States - 0.5%

MercadoLibre Inc	6,450	506,776

Total Common Stocks (Cost $74,965,073)		98,152,797

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

Vietnam Dairy Products JSC Exp. 01/31/13 *	27,000	114,011

Total Equity-Linked Structured Securities (Cost $74,067)		114,011

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,353,506	4,353,506

Total Short-Term Investment (Cost $4,353,506)		4,353,506

TOTAL INVESTMENTS - 100.4% (Cost $84,332,294)		109,406,117

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(454,663)

NET ASSETS - 100.0%		$108,951,454

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of December 31, 2012, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	23.7%
Financials	18.9%
Information Technology	16.0%
Consumer Discretionary	14.2%
Energy	9.5%
Telecommunication Services	4.6%
Materials	4.5%
Short-Term Investment	4.0%
Industrials	3.8%
Health Care	1.2%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$5,621,510	$4,066,304	$1,555,206	$—
	Colombia	1,164,293	585,904	578,389	—

		6,785,803	4,652,208	2,133,595	—
	Common Stocks
	Bermuda	700,181	436,749	263,432	—
	Brazil	6,347,171	1,815,324	4,531,847	—
	Cayman	12,384,146	7,316,450	5,067,696	—
	Chile	288,365	—	288,365	—
	China	1,547,455	—	1,547,455	—
	Colombia	1,778,313	—	1,778,313	—
	Denmark	2,800,726	—	2,800,726	—
	Egypt	605,128	—	605,128	—
	France	150,820	—	150,820	—
	Hong Kong	5,141,828	—	5,141,828	—
	India	13,738,181	2,552,068	11,186,113	—
	Indonesia	1,565,006	—	1,565,006	—
	Italy	2,299,712	—	2,299,712	—
	Luxembourg	1,408,512	1,408,512	—	—
	Malaysia	519,072	—	519,072	—
	Mexico	8,722,341	8,722,341	—	—
	Netherlands	1,580,968	1,215,901	365,067	—
	Nigeria	1,205,757	1,205,757	—	—
	Peru	364,530	—	364,530	—
	Philippines	2,904,485	—	2,904,485	—
	Russia	4,575,736	—	4,575,736	—
	South Africa	3,362,930	—	3,362,930	—
	South Korea	3,988,686	—	3,988,686	—
	Taiwan	2,670,781	—	2,670,781	—
	Thailand	694,060	—	694,060	—
	Turkey	5,048,307	—	5,048,307	—
	United Arab Emirates	902,856	902,856	—	—
	United Kingdom	10,349,968	—	10,349,968	—
	United States	506,776	506,776	—	—

		98,152,797	26,082,734	72,070,063	—
	Equity-Linked Structured Securities	114,011	—	114,011	—
	Short-Term Investment	4,353,506	4,353,506	—	—

	Total	$109,406,117	$35,088,448	$74,317,669	$—

During the nine-month period ended December 31, 2012, investments with a value of $8,454,619 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Brazil - 0.8%

Itau Unibanco Holding SA ADR	90,061	$1,482,404

Total Preferred Stocks (Cost $1,450,912)		1,482,404

COMMON STOCKS - 98.2%

Australia - 1.6%

QBE Insurance Group Ltd	191,106	2,187,333
Westpac Banking Corp	30,537	834,837

		3,022,170

Bermuda - 1.6%

Li & Fung Ltd	1,654,400	2,972,133

Brazil - 0.8%

BM&FBOVESPA SA	165,237	1,153,410
Tim Participacoes SA ADR	22,110	438,220

		1,591,630

Canada - 2.7%

Canadian National Railway Co	48,645	4,427,181
Valeant Pharmaceuticals International Inc *	12,760	762,665

		5,189,846

Czech Republic - 0.7%

Komercni Banka AS	6,647	1,406,425

France - 12.1%

Air Liquide SA	30,838	3,864,532
Danone SA	57,714	3,813,163
Dassault Systemes SA	9,830	1,100,428
Legrand SA	53,028	2,238,154
LVMH Moet Hennessy Louis Vuitton SA	21,950	4,090,342
Pernod-Ricard SA	32,446	3,815,241
Schneider Electric SA	53,719	4,006,574

		22,928,434

Germany - 11.5%

Bayer AG	65,185	6,190,165
Beiersdorf AG	45,243	3,696,818
Deutsche Boerse AG	8,523	520,212
Linde AG	29,690	5,177,650
Merck KGaA	20,267	2,674,000
SAP AG	45,251	3,624,920

		21,883,765

Hong Kong - 2.4%

AIA Group Ltd	529,000	2,108,297
China Unicom Ltd	1,024,000	1,660,430
CNOOC Ltd	334,000	733,383

		4,502,110

India - 1.4%

ICICI Bank Ltd ADR	62,662	2,732,690

Israel - 0.8%

Check Point Software Technologies Ltd *	31,172	1,485,034

	Shares	Value
Japan - 13.9%

Canon Inc	71,950	$2,822,035
Denso Corp	111,300	3,872,675
FANUC Corp	15,200	2,826,650
Honda Motor Co Ltd	112,700	4,153,943
HOYA Corp	106,200	2,090,967
Inpex Corp	522	2,785,837
Lawson Inc	38,200	2,596,582
NTT DOCOMO Inc	765	1,098,654
Shin-Etsu Chemical Co Ltd	67,100	4,098,432

		26,345,775

Mexico - 0.3%

Grupo Financiero Santander Mexico SAB de CV ‘B’ ADR *	39,961	646,569

Netherlands - 7.9%

Akzo Nobel NV	51,029	3,367,270
Heineken NV	75,575	5,041,100
ING Groep NV CVA *	352,506	3,370,924
Randstad Holding NV	89,811	3,315,310

		15,094,604

Singapore - 1.6%

DBS Group Holdings Ltd	191,000	2,338,093
Singapore Telecommunications Ltd	292,380	795,144

		3,133,237

South Africa - 0.2%

MTN Group Ltd	20,557	432,029

South Korea - 1.0%

Samsung Electronics Co Ltd	1,308	1,872,043

Spain - 2.8%

Amadeus IT Holding SA ‘A’	107,283	2,692,203
Banco Santander SA	223,512	1,802,206
Red Electrica Corp SA	16,513	815,871

		5,310,280

Sweden - 1.0%

Hennes & Mauritz AB ‘B’	52,864	1,836,989

Switzerland - 10.1%

Givaudan SA	387	410,288
Julius Baer Group Ltd	80,201	2,885,523
Kuehne + Nagel International AG	7,817	951,335
Nestle SA	96,096	6,262,972
Roche Holding AG	15,383	3,133,900
Sonova Holding AG	10,147	1,124,157
Swiss Re AG	22,543	1,645,284
UBS AG (XVTX)	178,824	2,812,217

		19,225,676

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	566,080	1,745,050
Taiwan Semiconductor Manufacturing Co Ltd ADR	161,488	2,771,134

		4,516,184

United Kingdom - 21.4%

Barclays PLC	340,932	1,467,715
BG Group PLC	83,128	1,393,076
Compass Group PLC	335,943	3,969,146
Delphi Automotive PLC *	54,808	2,096,406
Diageo PLC	124,584	3,624,509
Hays PLC	571,783	770,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Shares	Value
HSBC Holdings PLC (LI)	619,387	$6,551,184
Reckitt Benckiser Group PLC	52,239	3,282,814
Rio Tinto PLC	64,667	3,767,013
Royal Dutch Shell PLC ‘A’ (LI)	94,943	3,363,872
Smiths Group PLC	109,090	2,147,249
Standard Chartered PLC	186,790	4,716,229
WPP PLC	240,828	3,505,047

		40,654,926

Total Common Stocks (Cost $138,354,148)		186,782,549

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,640,677	1,640,677

Total Short-Term Investment (Cost $1,640,677)		1,640,677

TOTAL INVESTMENTS - 99.9% (Cost $141,445,737)		189,905,630

OTHER ASSETS & LIABILITIES, NET - 0.1%		268,669

NET ASSETS - 100.0%		$190,174,299

Notes to Schedule of Investments

(a)	As of December 31, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	21.4%
Consumer Staples	16.9%
Consumer Discretionary	13.9%
Materials	10.9%
Industrials	10.9%
Information Technology	10.6%
Health Care	7.3%
Energy	4.4%
Telecommunication Services	2.3%
Short-Term Investment	0.9%
Utilities	0.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,482,404	$1,482,404	$—	$—
	Common Stocks
	Australia	3,022,170	—	3,022,170	—
	Bermuda	2,972,133	—	2,972,133	—
	Brazil	1,591,630	438,220	1,153,410	—
	Canada	5,189,846	5,189,846	—	—
	Czech Republic	1,406,425	—	1,406,425	—
	France	22,928,434	—	22,928,434	—
	Germany	21,883,765	—	21,883,765	—
	Hong Kong	4,502,110	—	4,502,110	—
	India	2,732,690	2,732,690	—	—
	Israel	1,485,034	1,485,034	—	—
	Japan	26,345,775	—	26,345,775	—
	Mexico	646,569	646,569	—	—
	Netherlands	15,094,604	—	15,094,604	—
	Singapore	3,133,237	—	3,133,237	—
	South Africa	432,029	—	432,029	—
	South Korea	1,872,043	—	1,872,043	—
	Spain	5,310,280	—	5,310,280	—
	Sweden	1,836,989	—	1,836,989	—
	Switzerland	19,225,676	—	19,225,676	—
	Taiwan	4,516,184	2,771,134	1,745,050	—
	United Kingdom	40,654,926	2,096,406	38,558,520	—

		186,782,549	15,359,899	171,422,650	—
	Short-Term Investment	1,640,677	1,640,677	—	—

	Total	$189,905,630	$18,482,980	$171,422,650	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA Exp. 01/10/13 *	49,147	$29,971

Total Rights (Cost $31,191)		29,971

PREFERRED STOCKS - 1.7%

Germany - 1.7%

Volkswagen AG	10,748	2,445,246

Total Preferred Stocks (Cost $1,748,863)		2,445,246

COMMON STOCKS - 95.8%

Australia - 2.3%

Australia & New Zealand Banking Group Ltd	88,861	2,326,470
Goodman Group REIT	194,717	885,846

		3,212,316

Belgium - 1.6%

Solvay SA	16,080	2,314,745

Canada - 0.7%

First Quantum Minerals Ltd	43,122	949,837

China - 2.1%

China Construction Bank Corp ‘H’	1,922,000	1,566,438
China Shenhua Energy Co Ltd ‘H’	309,000	1,378,548

		2,944,986

Denmark - 0.5%

Danske Bank AS *	41,724	709,329

Finland - 0.9%

UPM-Kymmene OYJ	103,888	1,234,567

France - 13.6%

AXA SA	74,610	1,349,550
BNP Paribas SA	51,268	2,889,847
Cie de St-Gobain	39,983	1,710,825
GDF Suez	40,429	833,000
Lafarge SA	17,430	1,116,888
Renault SA	24,508	1,352,161
Sanofi	51,247	4,860,046
Schneider Electric SA	26,805	1,999,222
Societe Generale SA *	21,561	811,005
Sodexo	20,441	1,712,874
Suez Environnement Co	51,358	619,265

		19,254,683

Germany - 6.2%

Allianz SE	24,623	3,411,207
BASF SE	20,730	1,948,450
Bayer AG	22,702	2,155,851
Deutsche Boerse AG	19,447	1,186,973

		8,702,481

	Shares	Value
Hong Kong - 4.3%

China Overseas Land & Investment Ltd	364,000	$1,102,616
CNOOC Ltd	755,000	1,657,796
Hutchison Whampoa Ltd	221,000	2,344,435
Sino Land Co Ltd	572,000	1,035,930

		6,140,777

Israel - 0.4%

Teva Pharmaceutical Industries Ltd ADR	14,222	531,049

Italy - 4.0%

Eni SPA	174,754	4,311,124
Intesa Sanpaolo SPA	772,282	1,336,057

		5,647,181

Japan - 20.5%

Asahi Group Holdings Ltd	33,000	699,506
Bridgestone Corp	38,100	987,594
Canon Inc	53,600	2,102,308
Fujitsu Ltd	218,000	915,310
Hitachi Ltd	425,000	2,501,179
Honda Motor Co Ltd	73,300	2,701,722
Japan Airlines Co Ltd *	24,400	1,044,370
Japan Tobacco Inc	46,200	1,302,456
Kirin Holdings Co Ltd	52,000	611,022
Marubeni Corp	125,000	895,762
Mitsubishi Heavy Industries Ltd	182,000	880,117
Mitsubishi UFJ Financial Group Inc	171,700	923,942
Mitsui & Co Ltd	70,100	1,048,716
Mitsui Fudosan Co Ltd	68,000	1,661,314
Nippon Telegraph & Telephone Corp	33,800	1,419,810
Nissan Motor Co Ltd	157,500	1,494,903
ORIX Corp	13,250	1,495,115
Sumitomo Corp	108,600	1,392,011
Sumitomo Mitsui Financial Group Inc	108,600	3,945,332
Yamato Holdings Co Ltd	61,300	932,098

		28,954,587

Luxembourg - 0.7%

ArcelorMittal	59,539	1,030,688

Netherlands - 3.7%

ASML Holding NV	15,096	977,315
European Aeronautic Defence & Space Co NV	37,690	1,477,204
ING Groep NV CVA *	151,195	1,445,839
Unilever NV CVA	33,918	1,279,861

		5,180,219

Norway - 1.2%

Telenor ASA	82,829	1,682,812

Russia - 0.7%

Sberbank of Russia ADR	79,526	998,846

South Africa - 0.3%

African Bank Investments Ltd	114,100	436,959

South Korea - 1.3%

Samsung Electronics Co Ltd	1,255	1,796,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

	Shares	Value
Spain - 1.7%

Iberdrola SA	246,758	$1,376,025
Repsol SA	49,147	1,009,321

		2,385,346

Sweden - 2.5%

Nordea Bank AB	82,103	786,317
Swedbank AB ‘A’	42,118	828,815
Telefonaktiebolaget LM Ericsson ‘B’	184,428	1,855,025

		3,470,157

Switzerland - 4.6%

Credit Suisse Group AG	86,454	2,169,246
Roche Holding AG	8,298	1,690,509
Swiss Re AG	24,772	1,807,966
Zurich Insurance Group AG	3,096	827,844

		6,495,565

United Kingdom - 22.0%

Barclays PLC	664,823	2,862,068
British American Tobacco PLC	12,571	636,530
Centrica PLC	257,476	1,402,191
Experian PLC	60,149	977,086
GlaxoSmithKline PLC	36,217	788,688
HSBC Holdings PLC	520,800	5,508,441
InterContinental Hotels Group PLC	65,234	1,834,512
Kingfisher PLC	306,684	1,416,546
Pearson PLC	70,490	1,379,200
Prudential PLC	141,958	1,978,939
Rio Tinto PLC	33,808	1,969,400
Royal Dutch Shell PLC ‘A’	138,606	4,910,872
SABMiller PLC	28,970	1,363,569
Vodafone Group PLC	1,574,637	3,967,731

		30,995,773

Total Common Stocks (Cost $116,701,325)		135,069,091

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,901,275	2,901,275

Total Short-Term Investment (Cost $2,901,275)		2,901,275

TOTAL INVESTMENTS - 99.6% (Cost $121,382,654)		140,445,583

OTHER ASSETS & LIABILITIES, NET - 0.4%		531,921

NET ASSETS - 100.0%		$140,977,504

Notes to Schedule of Investments

(a)	As of December 31, 2012, the fund was diversified as a percentage of net assets as Follows:

Financials	34.7%
Consumer Discretionary	12.1%
Information Technology	10.6%
Energy	10.2%
Industrials	7.4%
Health Care	7.1%
Telecommunication Services	5.0%
Consumer Staples	4.7%
Materials	3.6%
Utilities	2.1%
Short-Term Investment	2.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	247,850	USD	260,305	02/13	CIT	($3,641)
AUD	10,092,356	USD	10,402,231	02/13	SCB	49,028
CAD	270,765	EUR	211,479	02/13	SSB	(7,236)
CHF	267,613	USD	293,808	02/13	RBS	(1,009)
CHF	6,647,606	USD	7,166,921	02/13	SCB	106,316
EUR	231,959	JPY	24,031,509	02/13	CSF	28,801
EUR	780,102	USD	997,383	02/13	CSF	32,641
EUR	271,850	USD	348,252	02/13	RBC	10,691
EUR	209,948	USD	274,743	02/13	SGN	2,466
EUR	295,350	USD	383,438	02/13	SSB	6,534
EUR	247,780	USD	322,531	02/13	WBC	4,631
GBP	255,290	EUR	316,145	02/13	SSB	(2,766)
GBP	233,168	USD	376,147	02/13	BRC	2,583
GBP	447,500	USD	727,286	02/13	CSF	(420)
GBP	479,031	USD	766,873	02/13	CSF	11,208
GBP	246,341	USD	400,917	02/13	RBS	(790)
GBP	333,269	USD	534,374	02/13	UBS	6,949
GBP	429,319	USD	691,797	02/13	WBC	5,538
JPY	46,821,621	AUD	564,947	02/13	SGN	(44,428)
JPY	66,000,000	USD	788,088	02/13	CIT	(26,043)
JPY	64,376,248	USD	802,550	02/13	SGN	(59,253)
JPY	22,837,540	USD	273,772	02/13	WBC	(10,087)
NZD	239,302	USD	195,574	02/13	CSF	1,718
SEK	3,009,449	USD	448,165	02/13	CSF	14,196
SEK	1,613,762	USD	243,490	02/13	HSB	4,443
SEK	2,420,817	USD	369,957	02/13	RBS	1,969
SEK	3,943,807	USD	584,906	02/13	SSB	21,007
SGD	3,408,646	USD	2,794,962	02/13	HSB	(4,738)
USD	270,522	AUD	261,130	02/13	HSB	106
USD	1,183,786	AUD	1,133,547	02/13	SSB	9,928
USD	868,457	CAD	869,009	02/13	SCB	(4,503)
USD	526,801	CHF	483,262	02/13	CIT	(1,943)
USD	1,094,719	CHF	1,021,888	02/13	SSB	(23,343)
USD	218,944	EUR	168,860	02/13	ANZ	(4,014)
USD	375,074	EUR	287,073	02/13	BRC	(3,969)
USD	456,981	EUR	358,747	02/13	CSF	(16,699)
USD	398,006	EUR	305,465	02/13	HSB	(5,321)
USD	327,654	EUR	253,001	02/13	RBC	(6,402)
USD	464,455	EUR	361,000	02/13	RBS	(12,200)
USD	387,877	EUR	298,115	02/13	UBS	(5,745)
USD	6,891,976	EUR	5,293,580	02/13	WBC	(97,520)
USD	304,978	GBP	190,808	02/13	CSF	(4,948)
USD	3,827,106	GBP	2,375,933	02/13	WBC	(32,077)
USD	342,930	HKD	2,657,788	02/13	UBS	(25)
USD	4,422,702	HKD	34,266,981	02/13	WBC	970
USD	368,175	JPY	30,257,586	02/13	BRC	18,816
USD	446,648	JPY	35,622,021	02/13	CSF	35,351
USD	544,559	JPY	44,240,950	02/13	RBC	33,747
USD	1,532,319	JPY	126,680,024	02/13	RBS	69,654
USD	612,117	JPY	50,391,892	02/13	SSB	30,285
USD	862,371	JPY	69,154,400	02/13	UBS	63,905
USD	353,352	NOK	2,019,091	02/13	CSF	(9,441)
USD	649,369	SEK	4,347,118	02/13	BRC	(18,507)

Total Forward Foreign Currency Contracts						$166,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$29,971	$29,971	$—	$—
	Preferred Stocks (1)	2,445,246	—	2,445,246	—
	Common Stocks
	Australia	3,212,316	—	3,212,316	—
	Belgium	2,314,745	—	2,314,745	—
	Canada	949,837	949,837	—	—
	China	2,944,986	—	2,944,986	—
	Denmark	709,329	—	709,329	—
	Finland	1,234,567	—	1,234,567	—
	France	19,254,683	—	19,254,683	—
	Germany	8,702,481	—	8,702,481	—
	Hong Kong	6,140,777	—	6,140,777	—
	Israel	531,049	531,049	—	—
	Italy	5,647,181	—	5,647,181	—
	Japan	28,954,587	—	28,954,587	—
	Luxembourg	1,030,688	—	1,030,688	—
	Netherlands	5,180,219	—	5,180,219	—
	Norway	1,682,812	—	1,682,812	—
	Russia	998,846	998,846	—	—
	South Africa	436,959	—	436,959	—
	South Korea	1,796,188	—	1,796,188	—
	Spain	2,385,346	—	2,385,346	—
	Sweden	3,470,157	—	3,470,157	—
	Switzerland	6,495,565	—	6,495,565	—
	United Kingdom	30,995,773	—	30,995,773	—

		135,069,091	2,479,732	132,589,359	—
	Short-Term Investment	2,901,275	2,901,275	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	573,481	—	573,481	—

	Total Assets	141,019,064	5,410,978	135,608,086	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(407,068)	—	(407,068)	—

	Total Liabilities	(407,068)	—	(407,068)

	Total	$140,611,996	$5,410,978	$135,201,018	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 47.1%

Canada - 12.3%

Canadian Government 1.750% due 03/01/13	CAD 14,000,000	$14,092,751

France - 9.7%

French Treasury 4.500% due 07/12/13	EUR 8,300,000	11,209,908

Germany - 12.6%

Bundesobligation 3.500% due 04/12/13	10,850,000	14,456,007

United Kingdom - 12.5%

United Kingdom Gilt 4.500% due 03/07/13	GBP 8,750,000	14,319,532

Total Foreign Government Bonds & Notes (Cost $53,767,204)		54,078,198

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 53.1%

U.S. Treasury Bills - 12.4%

0.175% due 09/19/13	$14,200,000	$14,187,192

	Shares
Money Market Fund - 40.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	46,779,353	46,779,353

Total Short-Term Investments (Cost $60,963,910)		60,966,545

TOTAL INVESTMENTS - 100.2% (Cost $114,731,114)		115,044,743

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(272,096)

NET ASSETS - 100.0%		$114,772,647

Notes to Schedule of Investment

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	28,360,000	USD	36,775,490	01/13	BRC	$663,113
INR	1,864,043,600	USD	34,115,000	01/13	GSC	(195,597)
JPY	1,418,667,822	USD	16,995,000	01/13	BRC	(617,679)
KRW	18,377,032,000	USD	17,060,000	01/13	MSC	89,126
MXN	655,293,254	USD	51,170,000	01/13	RBS	(543,966)
MYR	52,237,720	USD	17,060,000	01/13	MSC	4,608
PHP	697,242,200	USD	17,060,000	01/13	GSC	(71,289)
PLN	54,161,610	USD	17,060,000	01/13	BRC	411,521
USD	1,739,269	AUD	1,680,000	01/13	GSC	(3,403)
USD	76,539,707	AUD	73,115,000	01/13	JPM	697,188
USD	31,311,056	CAD	30,930,000	01/13	JPM	225,791
USD	17,060,000	CHF	15,939,755	01/13	GSC	(372,313)
USD	17,060,000	CZK	332,751,035	01/13	BRC	(447,555)
USD	1,134,239	EUR	855,000	01/13	GSC	5,536
USD	10,595,409	EUR	8,040,000	01/13	GSC	(18,356)
USD	39,965,085	GBP	24,860,000	01/13	RBS	(417,265)
USD	16,538,811	JPY	1,418,667,822	01/13	RBS	161,491
USD	17,035,000	MXN	217,676,637	01/13	MSC	217,942
USD	1,737,872	NZD	2,125,000	01/13	BRC	(16,587)
USD	68,211,385	NZD	81,755,000	01/13	RBS	712,192
USD	8,530,000	SEK	56,997,460	01/13	GSC	(231,518)

Total Forward Foreign Currency Contracts						$252,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$54,078,198	$—	$54,078,198	$—
	Short-Term Investments	60,966,545	46,779,353	14,187,192	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,188,508	—	3,188,508	—

	Total Assets	118,233,251	46,779,353	71,453,898	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,935,528)	—	(2,935,528)	—

	Total Liabilities	(2,935,528)	—	(2,935,528)	—

	Total	$115,297,723	$46,779,353	$68,518,370	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

France - 0.3%

Sanofi	2,300	$218,122
Total SA	4,240	219,453

		437,575

Germany - 1.0%

Deutsche Euroshop AG	14,000	584,627
Deutsche Wohnen AG	30,000	554,014
GSW Immobilien AG	13,900	587,529

		1,726,170

Luxembourg - 0.3%

GAGFAH SA *	46,800	547,626

Total Common Stocks (Cost $2,644,994)		2,711,371

	Principal Amount

FOREIGN GOVERNMENT BONDS & NOTES - 32.7%

Malaysia - 8.7%

Bank Negara Malaysia Monetary Notes 3.005% due 01/31/13	MYR 43,876,000	14,313,591

Mexico - 4.3%

Mexican Bonos 8.000% due 12/19/13	MXN 87,000,000	6,956,965

New Zealand - 4.2%

New Zealand Government 5.500% due 04/15/23	NZD 7,190,000	6,948,901

Philippines - 1.4%

Philippine Government 5.875% due 01/31/18	PHP 85,990,000	2,302,670

Slovenia - 2.4%

Slovenia Government 4.375% due 01/18/21 ~	EUR 430,000	543,323
5.500% due 10/26/22 ~	$3,260,000	3,431,150

		3,974,473

Turkey - 9.8%

Turkey Government 4.000% due 04/01/20 ^	TRY 9,604,905	6,460,880
5.690% due 07/17/13	17,764,000	9,645,903

		16,106,783

Venezuela - 1.9%

Venezuela Government 11.750% due 10/21/26 ~	$1,375,000	1,557,188
11.950% due 08/05/31 ~	1,350,000	1,542,375

		3,099,563

Total Foreign Government Bonds & Notes (Cost $53,635,548)		53,702,946

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 63.3%

Foreign Government Issues - 10.0%

Nigeria Treasury Bill (Nigeria) 13.938% due 02/28/13	NGN 1,850,000,000	$11,597,243
Philippine Treasury Bill (Philippines) 0.357% due 06/13/13	PHP 196,820,000	4,782,157
Singapore Treasury Bill (Singapore) 0.181% due 04/04/13	SGD 140,000	114,547

		16,493,947

U.S. Treasury Bills - 3.1%

0.033% due 01/10/13 ‡	$5,000,000	4,999,959

	Shares
Money Market Fund - 50.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	82,484,594	82,484,594

Total Short-Term Investments (Cost $103,909,115)		103,978,500

TOTAL INVESTMENTS - 97.6% (Cost $160,189,657)		160,392,817

OTHER ASSETS & LIABILITIES, NET - 2.4%		3,937,262

NET ASSETS - 100.0%		$164,330,079

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of December 31, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Hang Seng China Enterprise Index (01/13)	45	HKD 25,304,811	$59,240

Short Futures Outstanding

CAC 40 Index (01/13)	33	EUR 1,211,295	12,390
Dow Jones EURO Stoxx 50 Index (03/13)	32	848,000	14,722
Euro-Bobl 5-Year Notes (03/13)	80	8,000,000	(4,350)
Euro-Bund 10-Year Notes (03/13)	2	200,000	(1,032)
Japanese Government 10-Year Bond (03/13)	5	JPY 500,000,000	63,475
U.S. 10-Year Deliverable Interest Rate Swap (03/13)	25	$2,500,000	26,952

			112,157

Total Futures Contracts			$171,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,215,000	USD	2,313,678	02/13	JPM	($22,123)
CNH	58,012,000	USD	9,290,839	02/13	CIT	(16,723)
CNY	48,638,000	USD	7,743,055	03/13	JPM	21,105
HKD	15,004,000	USD	1,936,050	01/13	HSB	(66)
INR	1,043,352,000	USD	19,074,077	01/13	HSB	(88,535)
KRW	13,622,874,000	USD	12,569,546	03/13	GSC	101,736
MXN	93,850,000	USD	7,308,214	01/13	JPM	(63,935)
MYR	3,470,000	USD	1,132,691	02/13	CIT	(1,531)
NOK	35,290,000	EUR	4,807,869	01/13	GSC	1,393
PEN	8,390,000	USD	3,255,092	01/13	SCB	25,306
PHP	60,475,330	USD	1,477,892	03/13	GSC	(4,709)
PHP	73,373,000	USD	1,794,619	03/13	HSB	(7,382)
RSD	1,124,060,000	EUR	9,800,000	01/13	CIT	232,326
RUB	50,204,000	USD	1,630,000	01/13	HSB	8,950
RUB	17,400,000	USD	551,768	06/13	CIT	2,904
RUB	34,814,000	USD	1,099,274	06/13	HSB	10,517
RUB	47,723,000	USD	1,487,827	09/13	HSB	12,107
RUB	4,491,000	USD	140,410	09/13	JPM	743
RUB	17,360,000	USD	536,258	12/13	GSC	2,076
RUB	34,814,000	USD	1,070,048	12/13	JPM	9,535
SEK	40,600,000	EUR	4,699,031	01/13	GSC	39,851
SGD	7,684,000	USD	6,288,824	01/13	CIT	1,282
USD	8,833,545	AUD	8,423,000	02/13	JPM	119,427
USD	1,630,201	EUR	1,260,000	01/13	GSC	(33,092)
USD	2,217,686	EUR	1,695,997	02/13	GSC	(21,941)
USD	21,110,313	EUR	16,324,248	03/13	GSC	(450,238)
USD	6,945,268	JPY	572,429,000	01/13	GSC	337,059
USD	7,083,232	NZD	8,440,357	01/13	SCB	116,035
USD	14,944,345	TWD	432,041,000	03/13	SCB	61,929
USD	6,400,000	ZAR	56,315,520	03/13	SCB	(178,275)

Total Forward Foreign Currency Contracts						$215,731

(d)	Swap agreements outstanding as of December 31, 2012 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
China Government	1.000%	12/20/17	JPM	0.608%	$3,100,000	($60,007)	($66,278)	$6,271
Colombia Government	1.000%	12/20/22	CIT	1.340%	6,520,000	193,870	208,338	(14,468)
Russian Foreign Bond	1.000%	12/20/22	GSC	1.845%	5,240,000	380,008	401,444	(21,436)
Mexico Government	1.000%	12/20/22	HSB	1.344%	6,520,000	195,802	202,754	(6,952)
Spain Government	1.000%	12/20/22	HSB	3.196%	5,250,000	869,540	962,670	(93,130)
South Africa Government	1.000%	12/20/22	HSB	2.016%	12,560,000	1,086,472	1,080,620	5,852
South Africa Government	1.000%	12/20/22	HSB	2.016%	10,000,000	864,387	879,847	(15,460)
Brazil Government	1.000%	12/20/22	MSC	1.463%	6,520,000	262,632	269,296	(6,664)

						$3,792,704	$3,938,691	($145,987)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	HSB	1.399%	$22,560,000	($422,484)	($437,871)	$15,387
Turkey Government	1.000%	12/20/22	GSC	1.755%	5,240,000	(340,590)	(333,789)	(6,801)

						($763,074)	($771,660)	$8,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit iTraxx Europe SNR Financials CDX	1.000%	12/20/17	MSC	EUR 1,890,000	$46,995	$61,719	($14,724)
Markit iTraxx Europe SUB Financials CDX	5.000%	12/20/17	MSC	1,260,000	(203,497)	(190,134)	(13,363)

					($156,502)	($128,415)	($28,087)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Dow Jones CDX HY19 5Y	5.000%	12/20/17	MSC	$6,520,000	$46,820	$102,833	($56,013)

Total Credit Default Swaps					$2,919,948	$3,141,449	($221,501)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	PLN 70,000,000	$40,215	$—	$40,215
3-Month New Zealand Bank Bills	CIT	Pay	3.720%	12/12/22	NZD 15,830,000	(62,012)	—	(62,012)

Total Interest Rate Swaps						($21,797)	$—	($21,797)

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 11,627,055	$6,521,062	Receive	MSC	5.370%	04/01/20	$45,459	$—	$45,459

Total Swap Agreements						$2,943,610	$3,141,449	($197,839)

(e)	As of December 31, 2012, investments with total aggregate values of $1,260,000 and $415,000 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively. Additionally, $30,000 in cash was segregated as collateral for open swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,711,371	$—	$2,711,371	$—
	Foreign Government Bonds & Notes	53,702,946	—	53,702,946	—
	Short-Term Investments	103,978,500	82,484,594	21,493,906	—
	Derivatives:
	Equity Contracts Futures	86,352	86,352	—	—
	Credit Contracts Swaps	3,946,526	—	3,946,526	—
	Foreign Currency Contracts Forward Foreign Currency Contracts	1,104,281	—	1,104,281	—
	Swaps	45,459	—	45,459	—

	Total Foreign Currency Contracts	1,149,740	—	1,149,740	—

	Interest Rate Contracts
	Futures	90,427	90,427	—	—
	Swaps	40,215	—	40,215	—

	Total Interest Rate Contracts	130,642	90,427	40,215	—

	Total Assets - Derivatives	5,313,260	176,779	5,136,481	—

	Total Assets	165,706,077	82,661,373	83,044,704	—

Liabilities	Derivatives:
	Credit Contracts Swaps	(1,026,578)	—	(1,026,578)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(888,550)	—	(888,550)	—
	Interest Rate Contracts
	Futures	(5,382)	(5,382)	—	—
	Swaps	(62,012)	—	(62,012)	—

	Total Interest Rate Contracts	(67,394)	(5,382)	(62,012)	—

	Total Liabilities - Derivatives	(1,982,522)	(5,382)	(1,977,140)	—

	Total Liabilities	(1,982,522)	(5,382)	(1,977,140)	—

	Total	$163,723,555	$82,655,991	$81,067,564	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.0%

Australia - 8.9%

Gryphon Minerals Ltd *	270,410	$146,817
Newcrest Mining Ltd	195,523	4,564,886
Perseus Mining Ltd *	314,274	692,638
Regis Resources Ltd *	88,745	479,053
Troy Resources Ltd	79,274	302,262

		6,185,656

Bermuda - 0.5%

Continental Gold Ltd *	42,150	375,015

Canada - 59.5%

Agnico-Eagle Mines Ltd	65,380	3,429,835
Alamos Gold Inc	94,183	1,652,250
Aureus Mining Inc *	190,931	142,729
Aurizon Mines Ltd *	163,121	562,486
Barrick Gold Corp	140,643	4,923,912
Centerra Gold Inc	103,838	971,883
Detour Gold Corp *	72,355	1,810,512
Eldorado Gold Corp	275,601	3,546,489
First Quantum Minerals Ltd	30,489	671,574
Franco-Nevada Corp	31,553	1,801,125
Goldcorp Inc	152,804	5,607,907
IAMGOLD Corp	208,437	2,386,747
Kinross Gold Corp	340,932	3,310,951
MAG Silver Corp *	31,430	321,346
New Gold Inc *	57,557	637,079
Osisko Mining Corp *	209,767	1,687,078
Platinum Group Metals Ltd *	224,000	182,407
Pretium Resources Inc *	8,486	111,844
Rio Alto Mining Ltd *	63,710	326,012
SEMAFO Inc	109,249	375,623
Silver Wheaton Corp	21,254	766,844
Tahoe Resources Inc *	39,459	721,980
Torex Gold Resources Inc *	329,392	728,524
Yamana Gold Inc	258,495	4,446,416

		41,123,553

Peru - 2.2%

Cia de Minas Buenaventura SA ADR	41,754	1,501,056

South Africa - 3.7%

AngloGold Ashanti Ltd ADR	46,457	1,457,356
Gold Fields Ltd ADR	62,566	781,449
Impala Platinum Holdings Ltd	16,972	342,301

		2,581,106

United Kingdom - 12.3%

African Barrick Gold PLC	45,126	333,002
Fresnillo PLC	67,285	2,083,325
Hochschild Mining PLC	72,124	560,410
Randgold Resources Ltd ADR	55,385	5,496,961

		8,473,698

United States - 6.9%

Newmont Mining Corp	60,921	2,829,171
Royal Gold Inc	23,817	1,936,560

		4,765,731

Total Common Stocks (Cost $65,185,048)		65,005,815

	Shares	Value

SHORT-TERM INVESTMENT - 6.3%

Money Market Fund - 6.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,369,461	$4,369,461

Total Short-Term Investment (Cost $4,369,461)		4,369,461

TOTAL INVESTMENTS - 100.3% (Cost $69,554,509)		69,375,276

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(227,469)

NET ASSETS - 100.0%		$69,147,807

Notes to Schedule of Investments

(a)	As of December 31, 2012, the fund was diversified by precious metals sector as a percentage of net assets as follows:

Gold	85.4%
Precious Metals & Minerals	7.2%
Short-Term Investment	6.3%
Diversified Metals & Mining	1.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments (Continued)

December 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2012:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,185,656	$—	$6,185,656	$—
	Bermuda	375,015	375,015	—	—
	Canada	41,123,553	40,980,824	142,729	—
	Peru	1,501,056	1,501,056	—	—
	South Africa	2,581,106	2,238,805	342,301	—
	United Kingdom	8,473,698	5,496,961	2,976,737	—
	United States	4,765,731	4,765,731	—	—

		65,005,815	55,358,392	9,647,423	—
	Short-Term Investment	4,369,461	4,369,461	—	—

	Total	$69,375,276	$59,727,853	$9,647,423	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 94

PACIFIC LIFE FUNDS

Schedules of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2012. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of December 31, 2012.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board’).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, swap contracts and/or reverse repurchase agreements, if any, as of December 31, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by the valuation committee established under the Valuation Policy, and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the Valuation Policy established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ING	ING Bank
JPM	JPMorgan Chase
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Group

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PHP	Philippine Peso
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NA	Not Applicable
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments

December 31, 2012 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Life Funds (the “Trust”) is comprised of the thirty-three funds (each a “Fund”, and collectively the “Funds”). The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board:

Portfolio Optimization Funds and the PL Alternative Strategies Fund

The investments of PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) and the PL Alternative Strategies Fund invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”). The PL Underlying Funds are valued at their respective NAV’s at the time of computation.

Money Market Instruments and Short-Term Investments

The investments of the PL Money Market Fund and money market instruments and short-term investments of other Funds maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments, the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

Exchange-Traded Futures, Options and Swaps

Exchange-traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealer.

Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s adviser, its administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the methodologies used to value Level 2 and Level 3 investments to evaluate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the accounting principles generally accepted in United States of America (“U.S. GAAP”) requires each Fund

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2012 as categorized under the three-tier hierarchy of inputs and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swaps trade facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swaps trade facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments, and are reflected as Level 2. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the Fund as applicable. Consideration may also include an evaluation of collateral.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

Certain of the funds’ liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Inflation Managed Fund
Liabilities	Sale-Buyback Financing Transactions	($35,750,617)	$—	($35,750,617)	$—
	Reverse Repurchase Agreements	(7,290,750)	—	(7,290,750)	—

		($43,041,367)	$—	($43,041,367)	$—
PL Managed Bond Fund
Liabilities	Sale-Buyback Financing Transactions	($8,143,995)	$—	($8,143,995)	$—

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by a Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and the PL Alternative Strategies Fund are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and the PL Alternative Strategies Fund may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and the PL Alternative Strategies Fund seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds (See Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund must be denominated in U.S. dollars.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of December 31, 2012 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2012, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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Supplemental Notes to Schedules of Investments (Continued)

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U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U. S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the

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repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, see Note 3.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a

Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the applicable Fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective April 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligation under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a

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lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk - Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation

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between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts - An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swaps Agreements - Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as the calculation of realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the

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maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligations issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices

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changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

4. INVESTMENTS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2012 is as follows:

							As of December 31, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$35,101,966	$5,990,261	$1,395,021	$10,917,987	$106,077	($284,515)	$31,390,823	3,126,576	29.72%
PL Inflation Managed	68,199,217	10,879,267	2,211,361	33,680,388	6,736,476	(4,625,032)	49,720,901	5,099,580	33.85%
PL Managed Bond	145,233,374	34,096,122	5,359,439	12,544,935	2,298,050	1,721,706	176,163,756	15,971,329	32.64%
PL Short Duration Bond	53,261,770	28,317,156	1,014,297	5,771,015	19,876	91,575	76,933,659	7,617,194	36.08%
PL Emerging Markets Debt	—	29,212,072	553,887	9,420,719	624,665	1,346,506	22,316,411	2,091,510	27.07%
PL Comstock	15,809,818	8,266,462	254,804	5,319,097	356,513	779,858	20,148,358	1,559,470	8.69%
PL Growth LT	—	3,425,998	43,358	11,412	(234)	10,662	3,468,372	264,963	7.87%
PL Large-Cap Growth	8,315,703	2,185,121	—	823,327	651,011	(579,385)	9,749,123	1,018,717	7.90%
PL Large-Cap Value	19,630,552	5,363,349	400,282	4,311,234	131,574	511,766	21,726,289	1,720,213	7.55%
PL Main Street Core	7,786,550	2,801,540	78,239	5,376,579	648,392	(483,910)	5,454,232	484,390	2.92%
PL Mid-Cap Equity	11,699,118	2,810,149	50,177	6,570,177	394,932	(966,810)	7,417,389	746,968	6.09%
PL Mid-Cap Growth	—	7,190,850	8,256	4,740,291	73,636	(35,283)	2,497,168	318,111	4.69%
PL International Large-Cap	11,739,271	3,194,010	173,069	5,960,750	702,769	365,669	10,214,038	640,379	5.37%
PL International Value	7,620,789	2,101,144	139,974	4,693,236	526,199	(54,405)	5,640,465	634,473	4.00%
PL Currency Strategies	—	14,682,188	660	48,909	27	73,693	14,707,659	1,463,449	12.81%
PL Global Absolute Return	—	29,383,821	—	97,818	(100)	59,484	29,345,387	2,928,681	17.84%
PL Precious Metals	—	4,876,819	18,124	16,303	(368)	(13,953)	4,864,319	487,896	7.03%
	$384,398,128	$194,776,329	$11,700,948	$110,304,177	$13,269,495	($2,082,374)	$491,758,349

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

							As of December 31, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$26,122,815	$4,887,435	$1,251,416	$3,797,470	$68,636	($217,184)	$28,315,648	2,820,284	26.81%
PL Inflation Managed	51,388,726	8,199,207	1,626,429	26,169,035	5,191,112	(3,464,390)	36,772,049	3,771,492	25.04%
PL Managed Bond	103,929,699	18,074,106	3,153,212	24,236,443	1,895,818	1,405,529	104,221,921	9,448,950	19.31%
PL Short Duration Bond	37,087,423	19,370,446	686,772	4,878,894	30,720	84,289	52,380,756	5,186,213	24.56%
PL Emerging Markets Debt	—	14,101,042	374,970	209,869	40,329	884,341	15,190,813	1,423,694	18.42%
PL Comstock	22,937,445	6,578,445	353,279	3,093,289	54,299	1,257,476	28,087,655	2,173,967	12.12%
PL Growth LT	8,162,251	2,266,758	56,867	5,568,507	559,965	(902,988)	4,574,346	349,454	10.38%
PL Large-Cap Growth	16,703,941	2,506,288	—	5,387,939	1,304,167	(1,428,724)	13,697,733	1,431,320	11.10%
PL Large-Cap Value	30,886,858	8,208,287	676,458	4,009,964	131,624	1,026,708	36,919,971	2,923,196	12.83%
PL Main Street Core	19,364,841	7,438,899	328,012	4,521,975	282,845	100,969	22,993,591	2,042,060	12.32%
PL Mid-Cap Equity	15,326,405	2,041,165	62,408	7,400,479	(12,544)	(740,468)	9,276,487	934,188	7.63%
PL Mid-Cap Growth	8,475,728	584,338	15,193	3,728,114	(168,861)	(557,693)	4,620,591	588,610	8.68%
PL Small-Cap Growth	—	5,827,977	—	122,982	(840)	275,523	5,979,678	501,651	13.04%
PL Small-Cap Value	3,730,125	739,234	73,087	69,163	(1,794)	130,146	4,601,635	426,472	4.11%
PL Emerging Markets	4,088,047	3,990,852	51,310	341,068	(17,275)	630,511	8,402,377	592,134	7.71%
PL International Large-Cap	20,120,603	2,661,854	318,742	5,558,971	562,639	807,535	18,912,402	1,185,731	9.95%
PL International Value	11,742,921	4,675,212	339,196	3,882,336	(95,379)	962,193	13,741,807	1,545,760	9.74%
PL Currency Strategies	—	13,568,718	1,217	3,611	(25)	67,990	13,634,289	1,356,646	11.87%
PL Global Absolute Return	—	27,156,578	—	7,222	—	55,391	27,204,747	2,715,045	16.55%
PL Precious Metals	—	9,031,132	16,708	2,407	(56)	(25,675)	9,019,702	904,684	13.04%
	$380,067,828	$161,907,973	$9,385,276	$102,989,738	$9,825,380	$351,479	$458,548,198

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$50,882,158	$5,287,845	$2,037,637	$12,096,661	$133,919	($330,276)	$45,914,622	4,573,170	43.47%
PL Inflation Managed	111,021,687	9,695,447	1,987,264	82,223,887	10,254,637	(5,991,365)	44,743,783	4,589,106	30.47%
PL Managed Bond	172,681,481	28,192,161	5,535,375	29,723,326	3,129,931	2,384,089	182,199,711	16,518,559	33.76%
PL Short Duration Bond	50,536,332	31,525,189	951,226	10,985,281	111,257	111,288	72,250,011	7,153,466	33.88%
PL Emerging Markets Debt	—	32,111,349	860,510	395,526	97,192	2,044,394	34,717,919	3,253,788	42.11%
PL Comstock	80,926,793	18,189,732	1,187,542	10,555,849	(437,073)	4,721,278	94,032,423	7,278,051	40.57%
PL Growth LT	40,803,800	6,861,963	216,040	28,851,710	1,777,947	(3,502,313)	17,305,727	1,322,057	39.27%
PL Large-Cap Growth	53,695,918	4,854,714	—	12,233,511	3,559,515	(4,002,202)	45,874,434	4,793,567	37.17%
PL Large-Cap Value	102,395,841	24,241,810	2,128,079	16,986,039	1,128,252	2,760,606	115,668,549	9,158,238	40.20%
PL Main Street Core	72,466,065	11,846,672	990,946	16,879,648	1,355,293	(601,959)	69,177,369	6,143,638	37.07%
PL Mid-Cap Equity	61,135,915	6,068,374	283,788	22,945,376	(1,401,340)	(1,131,273)	42,010,088	4,230,623	34.54%
PL Mid-Cap Growth	21,228,466	3,800,997	58,222	5,692,815	(140,834)	(1,619,488)	17,634,548	2,246,439	33.13%
PL Small-Cap Growth	10,181,466	3,720,648	—	161,748	(4,765)	213,451	13,949,052	1,170,222	30.42%
PL Small-Cap Value	30,238,045	9,271,085	650,649	472,058	(10,913)	1,119,263	40,796,071	3,780,915	36.43%
PL Real Estate	20,203,471	3,023,521	302,637	270,759	(8,491)	628,889	23,879,268	1,841,115	41.71%
PL Emerging Markets	31,173,205	12,442,303	282,028	818,797	(64,188)	2,981,122	45,995,673	3,241,415	42.22%
PL International Large-Cap	82,466,664	6,549,334	1,275,808	20,141,688	146,400	5,099,512	75,396,030	4,727,024	39.65%
PL International Value	30,144,471	23,586,623	1,300,341	5,994,850	(836,503)	4,269,521	52,469,603	5,902,093	37.20%
PL Currency Strategies	—	45,734,718	3,085	59,740	(111)	229,135	45,907,087	4,567,869	39.98%
PL Global Absolute Return	—	57,207,559	—	74,675	(197)	115,117	57,247,804	5,713,354	34.82%
PL Precious Metals	—	22,836,679	35,307	29,870	(757)	(66,684)	22,774,675	2,284,320	32.92%
	$1,022,181,778	$367,048,723	$20,086,484	$277,593,814	$18,789,171	$9,432,105	$1,159,944,447

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$57,292,440	$4,512,584	$693,596	$49,192,027	$5,287,359	($2,967,558)	$15,626,394	1,602,707	10.64%
PL Managed Bond	57,670,797	19,888,470	2,125,233	11,722,680	1,401,068	634,689	69,997,577	6,346,109	12.97%
PL Short Duration Bond	14,493,982	4,561,921	153,852	7,648,996	129,305	3,150	11,693,214	1,157,744	5.48%
PL Emerging Markets Debt	—	9,516,931	253,360	172,308	28,192	602,239	10,228,414	958,614	12.40%
PL Comstock	66,059,556	17,600,244	857,841	20,196,722	(470,479)	4,117,610	67,968,050	5,260,685	29.32%
PL Growth LT	44,915,791	48,241	175,022	29,648,305	1,762,806	(3,224,666)	14,028,889	1,071,726	31.83%
PL Large-Cap Growth	38,341,867	4,005,642	—	828,288	2,541,475	(2,818,078)	41,242,618	4,309,573	33.41%
PL Large-Cap Value	81,402,000	24,217,380	1,589,222	24,205,559	2,221,573	1,209,691	86,434,307	6,843,571	30.04%
PL Main Street Core	67,171,262	2,760,456	972,208	3,121,740	148,576	(18,512)	67,912,250	6,031,283	36.39%
PL Mid-Cap Equity	57,904,304	4,324,004	319,629	12,752,535	(1,394,915)	(1,055,109)	47,345,378	4,767,913	38.92%
PL Mid-Cap Growth	29,526,051	2,975,493	65,711	10,124,210	(71,694)	(2,456,377)	19,914,974	2,536,939	37.41%
PL Small-Cap Growth	14,442,682	1,530,589	—	287,804	6,667	121,820	15,813,954	1,326,674	34.48%
PL Small-Cap Value	35,788,864	10,466,756	756,549	852,055	(20,126)	1,325,762	47,465,750	4,399,050	42.39%
PL Real Estate	22,694,774	249,971	296,698	498,791	9,109	673,213	23,424,974	1,806,089	40.92%
PL Emerging Markets	36,453,408	2,827,740	245,667	1,430,769	(107,594)	2,101,897	40,090,349	2,825,254	36.80%
PL International Large-Cap	66,066,327	4,893,665	1,097,453	11,194,404	(242,124)	4,274,510	64,895,427	4,068,679	34.13%
PL International Value	42,879,424	12,358,177	1,308,216	6,242,941	(2,653,685)	5,170,393	52,819,584	5,941,460	37.45%
PL Currency Strategies	—	31,065,342	3,143	24,698	(17)	155,241	31,199,011	3,104,379	27.17%
PL Global Absolute Return	—	38,859,585	—	30,872	(59)	77,948	38,906,602	3,882,894	23.67%
PL Precious Metals	—	23,280,528	23,980	18,523	(279)	(68,566)	23,217,140	2,328,700	33.56%
	$733,103,529	$219,943,719	$10,937,380	$190,194,227	$8,575,158	$7,859,297	$790,224,856

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

							As of December 31, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,013,338	$1,669,658	$216,195	$2,008,180	$139,619	$85,283	$7,115,913	645,142	1.32%
PL Comstock	21,587,180	6,020,490	272,353	7,456,366	36,030	1,105,232	21,564,919	1,669,111	9.30%
PL Growth LT	14,466,008	205,493	58,600	9,505,892	1,183,594	(1,713,837)	4,693,966	358,592	10.65%
PL Large-Cap Growth	12,173,884	2,009,827	—	1,221,617	945,157	(1,049,864)	12,857,387	1,343,510	10.42%
PL Large-Cap Value	28,681,436	7,298,734	496,314	10,630,303	750,730	378,702	26,975,613	2,135,836	9.38%
PL Main Street Core	26,682,081	1,396,761	301,985	7,289,973	229,247	(239,340)	21,080,761	1,872,181	11.30%
PL Mid-Cap Equity	19,035,285	1,223,872	105,346	4,049,404	(170,478)	(550,364)	15,594,257	1,570,419	12.82%
PL Mid-Cap Growth	14,338,560	1,481,087	28,276	6,029,495	176,634	(1,430,863)	8,564,199	1,090,981	16.09%
PL Small-Cap Growth	11,735,785	901,652	—	2,485,002	166,520	(201,428)	10,117,527	848,786	22.06%
PL Small-Cap Value	16,400,533	3,397,706	304,896	1,446,762	(30,869)	491,067	19,116,571	1,771,693	17.07%
PL Real Estate	9,772,549	989,229	126,001	1,225,928	56,575	223,348	9,941,774	766,521	17.37%
PL Emerging Markets	13,759,699	1,291,253	88,608	1,371,582	(51,052)	733,557	14,450,483	1,018,357	13.27%
PL International Large-Cap	23,517,244	1,745,087	350,771	6,194,995	691,584	618,919	20,728,610	1,299,599	10.90%
PL International Value	18,741,800	1,632,835	405,940	5,036,025	(1,527,182)	2,161,972	16,379,340	1,842,445	11.61%
PL Currency Strategies	—	9,397,084	1,260	72,774	(19)	46,692	9,372,243	932,561	8.16%
PL Global Absolute Return	—	11,755,137	—	90,968	(104)	23,403	11,687,468	1,166,414	7.11%
PL Precious Metals	—	9,392,394	7,209	72,774	(312)	(27,711)	9,298,806	932,679	13.44%
	$237,905,382	$61,808,299	$2,763,754	$66,188,040	$2,595,674	$654,768	$239,539,837

PL Alternative Strategies Fund
PL Floating Rate Income	$—	$1,500	$—	$—	$—	$—	$1,500	146	13.06%
PL Inflation Managed	—	4,500	—	—	—	(14)	4,486	460	0.00%
PL Real Estate	—	1,500	—	—	—	17	1,517	117	0.00%
PL Emerging Markets Debt	—	1,500	—	—	—	—	1,500	141	0.00%
PL Currency Strategies	—	7,500	—	—	—	(37)	7,463	743	0.01%
PL Global Absolute Return	—	9,000	—	—	—	36	9,036	902	0.01%
PL Precious Metals	—	4,500	—	—	—	116	4,616	463	0.01%
	$—	$30,000	$—	$—	$—	$118	$30,118

(1)	Purchased cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income from the PL Underlying Funds, if any.
(3)	Net realized gain (loss) includes distribution from capital gains from the PL Underlying Funds, if any.

As of December 31, 2012, Pacific Life Insurance Company owned the following percentages of the total (aggregate of all share classes) shares outstanding of the following Funds:

Fund	Ownership percentage
PL Alternative Strategies	100.00%
PL High Income	69.76%
PL Short Duration Income	42.52%
PL Strategic Income	53.80%

5. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2012, the PL Floating Rate Loan Fund had an unfunded loan commitment of $134,000 (see details in the Note (a) in the Notes to Schedule of Investments).

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of December 31, 2012 were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$470,330,059	$23,147,732	($1,719,442)	$21,428,290	$—	$21,428,290
PL Portfolio Optimization Moderate-Conservative	426,954,454	32,962,744	(1,369,000)	31,593,744	—	31,593,744
PL Portfolio Optimization Moderate	1,050,032,114	110,818,517	(906,184)	109,912,333	—	109,912,333

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2012 (Unaudited)

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Moderate-Aggressive	$703,386,964	$86,906,458	($68,566)	$86,837,892	$—	$86,837,892
PL Portfolio Optimization Aggressive	207,507,109	32,060,440	(27,712)	32,032,728	—	32,032,728
PL Alternative Strategies	30,000	169	(51)	118	—	118
PL Floating Rate Loan	104,376,598	1,663,364	(496,027)	1,167,337	—	1,167,337
PL Inflation Managed	184,414,600	6,379,659	(1,194,293)	5,185,366	(126,364)	5,059,002
PL Managed Bond	683,322,894	19,529,299	(3,991,943)	15,537,356	1,189,746	16,727,102
PL Short Duration Bond	210,278,206	2,157,828	(252,950)	1,904,878	1,887	1,906,765
PL Short Duration Income	28,219,150	389,848	(7,867)	381,981	—	381,981
PL Income	562,512,475	13,334,634	(450,142)	12,884,492	—	12,884,492
PL Strategic Income	35,086,681	1,344,733	(76,219)	1,268,514	(5)	1,268,509
PL Floating Rate Income	131,189,960	1,951,298	(198,248)	1,753,050	2,667	1,755,717
PL High Income	11,216,198	642,688	(24,685)	618,003	(4)	617,999
PL Money Market	33,793,534	—	—	—	—	—
PL Emerging Markets Debt	76,307,908	4,952,697	(151,279)	4,801,418	11,047	4,812,465
PL Comstock	193,657,782	43,786,463	(5,165,645)	38,620,818	(426,134)	38,194,684
PL Growth LT	34,520,253	9,987,725	(533,426)	9,454,299	4,895	9,459,194
PL Large-Cap Growth	98,197,292	26,563,116	(1,335,973)	25,227,143	—	25,227,143
PL Large-Cap Value	226,144,255	69,640,593	(3,137,913)	66,502,680	—	66,502,680
PL Main Street Core	149,468,322	39,421,752	(1,274,616)	38,147,136	34	38,147,170
PL Mid-Cap Equity	110,803,684	13,816,434	(2,938,350)	10,878,084	—	10,878,084
PL Mid-Cap Growth	45,169,970	11,971,964	(3,933,408)	8,038,556	(117)	8,038,439
PL Small-Cap Growth	38,649,103	8,019,440	(920,755)	7,098,685	—	7,098,685
PL Small-Cap Value	97,443,065	18,224,901	(1,782,585)	16,442,316	—	16,442,316
PL Real Estate	39,533,565	17,935,558	(360,063)	17,575,495	—	17,575,495
PL Emerging Markets	85,898,833	25,798,512	(2,291,228)	23,507,284	(93,732)	23,413,552
PL International Large-Cap	145,557,224	46,091,285	(1,742,879)	44,348,406	459	44,348,865
PL International Value	122,704,374	19,482,250	(1,741,041)	17,741,209	173,095	17,914,304
PL Currency Strategies	114,731,114	444,289	(130,660)	313,629	260,296	573,925
PL Global Absolute Return	160,189,657	420,954	(217,794)	203,160	183,179	386,339
PL Precious Metals	69,554,509	1,249,660	(1,428,893)	(179,233)	288	(178,945)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item 2.	Controls and Procedures.

(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	February 28, 2013

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	February 28, 2013